File No. 333-84159
Filed On April 29, 2020	File No. 811-09517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	21	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	22	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT XI
(Scarborough Advantage)
(Exact Name of Registrant)
Security Benefit Life Insurance Company
(Name of Depositor)
One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code:
(785) 438-3000
Name and Address of Agent for Service:
Chris Swickard, Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001
Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2020, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered:  Interests in a separate account under group unallocated flexible premium deferred variable annuity contract.

Prospectus
SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

May 1, 2020

Important Privacy Notice Included
See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC.

V6914	32-69146-00 2020/05/01

SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
Group Flexible Purchase Payment Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the Scarborough Advantage Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is a group contract available for those persons eligible to participate in the International Brotherhood of Electrical Workers (“IBEW”) Local Unions Savings and Retirement Plan and Trust. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective and current Participants.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XI, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF SMid Cap Value (formerly Guggenheim VIF Mid Cap Value)
•	Guggenheim VIF World Equity Income
•	Invesco V.I. Global Real Estate
•	Invesco V.I. International Growth
•	Janus Henderson VIT Research
•	Neuberger Berman AMT Sustainable Equity
•	PIMCO VIT Real Return
•	PIMCO VIT Total Return
•	Rydex VIF Energy Services
•	T. Rowe Price Mid Cap Growth

Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value in the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.
Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts that you select for investment. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract will go up and down and you could lose money.
Date:  May 1, 2020

V6914	32-69146-00 2020/05/01

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2020, which has been filed with the SEC, contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 34 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Table of Contents

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Page
Appendix A – Condensed Financial Information

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — PlanMember Securities Corp/Scarborough Alliance Group, One Bridge Street, Irvington, New York 10533.
Annuitant — The person designated by Participant to receive annuity payments. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Start Date — The date when annuity payments are to begin.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from a Participant’s bank account on a specified day of each month or a payroll deduction arrangement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date of a Participant’s first contribution to the Contract. Annual Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contractholder or Holder — The IBEW Local Unions Savings and Retirement Plan and Trust holds the Contract for the benefit of Participants.
Contract Value — The total value of a Participant’s account which includes amounts allocated to the Subaccounts and the Fixed Account.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person designated by Participant as having the right to the death benefit, if any, payable upon Participant’s death.
Fixed Account — A separate account of the Company to which a Participant may allocate all or a portion of Contract Value to be held for accumulation at fixed rates of interest declared periodically by the Company.
General Account — All assets of the Company other than those allocated to the Separate Account, the Fixed Account, or to any other separate account of the Company.
Internal Revenue Code or the Code – The Internal Revenue Code of 1986, as amended
Participant — A Participant as defined in the Trust Agreement. A Participant is also identified herein as “you”.

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Purchase Payment — An amount paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XI. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Trust — The IBEW Local Unions Savings and Retirement Plan and Trust.
Trust Agreement — The Trust Agreement creating the Trust.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount a Participant will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract pursuant to the terms of the Trust Agreement if you are eligible to be a Participant under its terms.
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is a separate account of the Company. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company. Contract Value allocated to the Fixed Account is guaranteed by the Company subject to its financial strength and claims-paying ability. See “The Fixed Account.”
Purchase Payments —The minimum initial Purchase Payment is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100.

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There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. See “Purchase Payments.”
Contract Benefits — You may transfer your Contract Value among the Subaccounts and to and from the Fixed Account.
At any time before the Annuity Start Date, you may surrender your Contract for its Withdrawal Value, and also may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to attaining age 59½.
The Contract provides for a death benefit upon your death prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on a fixed basis. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Charges and Deductions — The Company does not deduct sales load from Purchase Payments before crediting them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Mortality and Expense Risk Charge. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.45% of each Subaccount’s average daily net assets. See “Mortality and Expense Risk Charge.”
Administration and Distribution Charge. The Company currently charges an administration and distribution charge equal to an annual rate of 0.91% of each Subaccount’s average daily net assets, except that the annual rate for the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts is 0.56%. The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount’s average daily net assets, except the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts for which the maximum annual rate is 0.59%. See “Administration and Distribution Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted when you begin receiving annuity payments or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming, the company deducts the premium tax from Purchase Payments applied to a Non-Qualified Contract. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses, see the prospectus for each Underlying Fund.
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Participant reaching age 59½. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. See “Federal Tax Matters.”
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be new charges for this Contract, which may be higher (or lower), and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy

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this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting The Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Administrative Office located at One Bridge Street, Irvington, New York 10533 or by phone by calling (914) 591‑9200 or 1‑800‑223‑7608.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Participant Transaction Expenses — Participant transaction expenses are fees and expenses that you will pay when you invest in the Contract, make withdrawals from the Contract, or transfer Contract Value between investment options. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract.
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.45%
Annual Administration and Distribution Charge	0.94%[1]
Total Separate Account Annual Expenses	1.39%
1   The maximum annual administration and distribution charge is 0.94% for all Subaccounts, except the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts for which the maximum annual administration and distribution charge is 0.59%. The Company currently assesses an annual administration and distribution charge of 0.91% from the Subaccounts (0.56% from the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts).

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
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	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.82%	1.83%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one year period ended December 31, 2019, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one year period ended December 31, 2019. The Gross Annual Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

Examples — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to the Contract.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and the maximum and minimum gross annual operating expenses of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$325	$992	$1,683	$3,522

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$224	$691	$1,185	$2,544

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2019, the Company had total assets under management of approximately $36.4 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contract is Security Distributors, LLC. (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of

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insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Participants. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on October 26, 1998. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent the Contract so provides. The Contract contains such a provision. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Subaccount invests in a corresponding Underlying Fund, each of which has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting,

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marketing, and administering the Contract and, in its role as an intermediary of, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, the principal underwriter for the Contract, SDL, receive 12b‑1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging up to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.45% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0.15% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub‑adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub‑adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub‑adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
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Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a group flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Participant who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a fixed basis, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Contract Value and the amount of on Contract Value that you have allocated to the Fixed Account.
You may purchase the Contract under the terms of the Trust Agreement if you are eligible to be a Participant under its terms.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the Fixed Account. Your Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts in the Fixed Account accrue interest at rates that are paid by us, as described in “The Fixed Account.” Amounts allocated to the Fixed Account are guaranteed by us, subject to our financial strength and claims-paying ability.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the death benefit), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Participants to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
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Application to Invest in the Contract — If you wish to invest in the Contract, you may submit a participation enrollment form and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject a participation enrollment form or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age for which a participation enrollment form will be accepted is age 90.
Purchase Payments — The minimum initial Purchase Payment is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100. There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. A Purchase Payment exceeding $1 million will not be accepted without prior approval of the Company. The Company has the right to refuse any Purchase Payment and, as discussed below, to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the Valuation Period during which it is received by the Company; however, if the Purchase Payment is received at or after the close of a Valuation Date (normally 3:00 p.m. Central time), it will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, the Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by a participation enrollment form that contains sufficient information to establish an account and properly credit such Purchase Payment. If you submit your participation enrollment form and/or initial Purchase Payment to your registered representative, the Company will not begin processing the participation enrollment form and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete enrollment form. The enrollment form includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your enrollment form. If your enrollment form is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your enrollment form to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied no later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received at the Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Participant is living and we are still accepting Purchase Payments. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about your account to government regulators. In addition, the Company may be required to block an account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — On a participation enrollment form, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase payments will be allocated according to your instructions contained in the enrollment form or more recent instructions received, if any. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the fourteen Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at

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the Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Fixed Account and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. Currently, there are no Closed Subaccounts under the Contract. In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If you have Contract Value in a Closed Subaccount as of its close date, your Contract Value will remain invested in the Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to the Closed Subaccount. Transfers of Contract Value include transfers pursuant to an Automatic Investment Program. No Automatic Investment Program will permit allocations to a Closed Subaccount. Except as otherwise provided, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Fixed Account. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Reallocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to us. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request not to be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
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A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual and annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at the Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
You may make changes to the option by writing to the Administrative Office or by telephone provided the proper form is completed, signed, and received at the Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or one quarter if transfers were made on a quarterly, semiannual or annual basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
You may also dollar cost average Contract Value to or from the Fixed Account. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options if the Fixed Account is included in one of these two options.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option, an Asset Reallocation request in proper form must be received by the Company at the Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Participant, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected.
You may make changes to the option by writing to the Administrative Office or by telephone provided the proper form is completed, signed, and received at the Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new

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Asset Reallocation form must be completed and sent to the Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options if the Fixed Account is included in one of these two options.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the participation enrollment form or the proper form has been properly completed, signed and received at the Administrative Office. The minimum transfer amount is $100, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
You may also transfer Contract Value from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In the regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers in a Contract Year. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of calendar days;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

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•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Participants in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants, which may have a negative impact on such other Participants.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Mid Cap Growth Subaccount, which has no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF SMid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17, and ends on May 16, which means you could transfer back into the Guggenheim VIF SMid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth	30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF SMid Cap Value (formerly Guggenheim VIF Mid Cap Value), Guggenheim VIF World Equity Income	30 days
Invesco V.I. Global Real Estate, Invesco V.I. International Growth	30 days
Janus Henderson VIT Research	30 days
Neuberger Berman AMT Sustainable Equity	30 days
PIMCO VIT Real Return, PIMCO VIT Total Return	30 days
Rydex VIF Energy Services	Unlimited
T. Rowe Price Mid Cap Growth	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the Underlying Fund.
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 Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Participants or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of “round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Participants determined to be engaged in transfer activity that may adversely affect other Participants or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Participants without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Participants and, as a result, the Company will inadvertently treat those Participants differently than Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Participants may be treated differently than others. Consequently, there is a risk that some Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” No minimum amount

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of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	Partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Participant’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and (5) the administration and distribution charge under the Contract.
Cut-Off Times — Any written, electronic, or telephonic transactions involving the Contract must be received by us prior to any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial transactions normally must be received prior to that time. Financial transactions received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — A Participant may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity Start Date, subject to limitations under applicable law. You may not make a full or partial withdrawal after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at the
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Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Participant’s signature and, if applicable, the written consent of any effective assignee, if applicable).
The proceeds received upon a full withdrawal will be the Withdrawal Value. The Withdrawal Value is equal to your Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes. The Company requires the signature of the Participant on any request to withdraw Contract Value.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $100 including systematic withdrawals as discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Participant. However, the Company will first notify the Participant that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Participant has not made any Purchase Payments to increase the Withdrawal Value to $5,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to your instructions to the Company on the Withdrawal Request form. If you do not specify the allocation, the Company will deduct the amount of a partial withdrawal in the same proportion as the Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Participant and, if made prior to the Participant attaining age 59½, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals during your lifetime and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at the Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. You may stop or modify systematic withdrawals upon proper written request received by the Company at the Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. In no event will the amount of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes your Withdrawal Value to equal zero.
If you are enrolled in the Dollar Cost Averaging or Asset Reallocation Options, you may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax that may be imposed on withdrawals made prior to the Participant attaining age 59½. See “Federal Tax Matters.”
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Death Benefit — One should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant or any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If you die prior to the Annuity Start Date, the Company will pay the death benefit proceeds to your Designated Beneficiary upon receipt of due proof of your death and instructions regarding payment to the Designated Beneficiary.
If your surviving spouse is your sole Designated Beneficiary, your spouse may elect to continue your account in force, subject to certain limitations. If your spouse so elects, the Contract Date of your account will not change, and any death benefit payable after this election will be calculated using the same Contract Date. See “Distribution Requirements” below. If your death occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If you die prior to the Annuity Start Date and you were 75 or younger on the Contract Date, the amount of the death benefit will be the greatest of:
•	The sum of all Purchase Payments, less any reductions caused by previous withdrawals,
•	Your Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or
•	The stepped-up death benefit, if applicable.
The stepped-up death benefit is:
•
The largest death benefit on any Contract anniversary that is both an exact multiple of five (i.e., fifth Contract anniversary, tenth Contract anniversary, fifteenth Contract anniversary, etc.) and occurs prior to your attaining age 76, plus

•	Any Purchase Payments allocated to your Contract Value since the applicable Contract anniversary, less
•	Any withdrawals since the applicable anniversary.
The stepped-up death benefit is not payable and will not be included as part of the death benefit calculation if you die prior to the end of the fifth Contract Year.
If you die prior to the Annuity Start Date and your age was 76 or greater on the Contract Date the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if you have completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Participant’s death instructions regarding the death benefit payment, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there are limits under applicable law on the amount and duration of payments that the Designated Beneficiary may receive, and requirements respecting timing of, payments. Please note that any death benefit the Company may pay that is in excess of Contract Value is subject to the Company’s financial strength and claims-paying ability. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is

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obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Distribution Requirements — If your surviving spouse is the sole Designated Beneficiary, your spouse may elect to continue your account in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Participant’s interest in the Contract within five years of the death of the Participant. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Participant’s death over a period not extending beyond his or her life or life expectancy.
Charges and Deductions

Mortality and Expense Risk Charge — The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.45% from each Subaccount’s average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.
Administration and Distribution Charge — The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount’s average daily net assets, except the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts for which the maximum annual rate is 0.59%. The Company is currently charging an annual rate of 0.91% of each Subaccount’s average daily net assets (0.56% of the average daily net assets of the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts). The purpose of this charge is to reimburse the Company for the expenses associated with administration and distribution of the Contract and operation of the Subaccounts. The Company expects to profit from this charge, and may use any profit derived from this charge for any lawful purpose, including distribution expenses.
Premium Tax Charge — Whether or not a premium tax is imposed will depend upon, among other things, the Holder’s state of domicile, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Such a tax is typically assessed when annuity payments are to begin, and, accordingly, the Company currently deducts this charge upon the Annuity Start Date. The Company assesses a premium tax charge

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to reimburse itself for any premium tax that it incurs in connection with the Contract. The Company reserves the right to deduct premium taxes when due or any time thereafter. In Maine, South Dakota and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Contract. Those amounts are currently 2.00% and 1.00% respectively. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the administration and distribution charge for the Contract where the expenses associated with the administration of the Contract are reduced.
Guarantee of Certain Charges — The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.45% of each Subaccount’s average daily net assets and the charge for administration and distribution will not exceed an annual rate of 0.94% of each Subaccount’s average daily net assets (0.59% for the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts).
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Participant indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date when you complete the participation enrollment form. The Annuity Start Date may not be within 30 days of the Contract Date and may not be deferred beyond your 90th birthday. If you do not select an Annuity Start Date, the Company will use your 90th birthday as the Annuity Start Date.
On the Annuity Start Date, your Contract Value as of that date, less any applicable premium taxes, will be applied to provide an annuity under one of the options described below. Each option is a fixed annuity for which annuity payments will not fluctuate.
The Contract currently provides for five Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement using projection scale G and are adjusted to reflect an interest rate of 3%, compounded annually. If no Annuity Option is selected, the Company will make payments under Option 2, a life income, with a 10-year period certain.
Annuity Options 1 through 5 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
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You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.
You may designate or change an Annuity Start Date or Annuity Option, provided proper written notice is received by the Company at the Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Administrative Office.
Once annuity payments have commenced under one of the Annuity Options, the Participant cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. The Contract specifies annuity tables for Annuity Options 1 through 5, described below. The tables contain the guaranteed minimum dollar amount of each annuity payment (per $1,000 of Contract Value, less any premium taxes applied).
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Participant, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 — Joint and Last Survivor. Annuity payments will be made as long as either the Annuitant or a Joint Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant. It is possible under this Annuity Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Option 5 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the Primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Annuity Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity   Options 1 and 4, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. The Fixed Account is a separate account of the Company established under Kansas law on October 26, 1998. The Company owns the assets of the Fixed Account and maintains them apart from the assets of its General Account and its other separate accounts. The assets held in the Fixed Account equal to the reserves and other Contract liabilities with respect to the Fixed Account may not be charged with liabilities arising from any other business the Company may conduct. Income and realized and unrealized gains and losses from assets in the Fixed Account are credited

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to, or charged against, the Fixed Account without regard to the income, gains or losses from the Company’s General Account or its other separate accounts.
The Fixed Account is subject to regulation and supervision by the Kansas Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Subject to applicable law, the Company has sole discretion over investment of the assets of its Fixed Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to the Company’s financial strength and claims-paying ability.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates (the “Current Rate”) that are paid by the Company. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The Company will determine the Current Rate, if any, from time to time.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Company bears the investment risk for Contract Value allocated to the Fixed Account and for paying interest at the Current Rate on amounts allocated to the Fixed Account. The Company does not guarantee a minimum Current Rate of interest.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes will be the same for Participants who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administration and distribution charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are also allowed pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is $100. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right at a future date to limit the number of transfers permitted each Contract Year, to limit the size and frequency of transfers and to discontinue transfers.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. See “Full and Partial Withdrawals” and “Systematic Withdrawals.”
Payments from the Fixed Account — Full and partial withdrawals, and transfers from the Fixed Account may be delayed for up to six months after a written request on the Withdrawal Request form, or other designated proper form is received by the Company at the Administrative Office. During the period of deferral, interest at the Current Rate will continue to be credited to the amounts allocated to the Fixed Account.
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More About the Contract

Holder — The Contractholder is the IBEW Local Unions Savings and Retirement Plan and Trust (the “Trust”). The Trust holds the Contract for the benefit of Participants. While living, the Participant alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Participant prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Participant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Participant’s estate. The Primary Beneficiary is the individual named as such in the participation enrollment form or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Participant prior to the Annuity Start Date. The Participant may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at the Administrative Office. The change will not be binding on the Company until it is received and recorded at the Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.
Reference should be made to the terms of the Trust Agreement and any applicable law for any restrictions or limitations on the designation of a Beneficiary.
Dividends — The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Administrative Office. However, the Company can postpone such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the NYSE is closed other than customary weekend and holiday closings,
•	During which trading on the NYSE is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of the Participant, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security and Certain Business Continuity Risks  — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of

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confidential customer information. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Cyber-attacks and other disruptive events, including, but not limited to, natural disasters and public health crises (like COVID-19), that affect us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely impact our ability to conduct business, including if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event, and these disruptions may also impact your Contract Value. For instance, such disruptions may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  In the event of such a disruption, although our employees and the employees of our third-party service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in processing Contract transactions, including the processing of orders from Owners.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use in connection with a retirement plan that is not a “qualified” plan for federal tax purposes. The discussion contained herein is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts.

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Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable contract owner’s gross income.
The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Participant has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that will be the case, these differences could result in a Participant being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non‑Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a partial withdrawal (including systematic withdrawals) from a contract prior to the annuity start date generally will be treated as gross income to the extent that the cash value of the contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a contract less any distributions received previously under the contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Distributions on or after the Annuity Start Date. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non‑taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non‑taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or

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her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The right of a spouse to continue the account, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. See “Distribution Requirements”.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified contracts prior to the Annuity Start Date will trigger tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person (such as the Contract held by the Trust on behalf of the Participants) is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply

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this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of your Contract Value, the designation of an Annuitant, payee or beneficiary, the selection of certain Annuity Start Dates or the exchange of your Contract Value may result in certain tax consequences to the Participant that are not discussed herein. A Participant contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a Participant should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnership, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish

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the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Participant. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Participant provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from those who do vote. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of persons may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Participants, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Participants. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Participants. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Participants if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted

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by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of the Holder or Participants, to make any change to the provisions of the Contract to comply with, or give Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Participants — The Company will send you quarterly a statement setting forth a summary of the transactions that occurred during the quarter, and indicating the Contract Value as of the end of the quarter. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the participation enrollment form or other proper form has been completed, signed, and received at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to the Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Participant’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial

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damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account, the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the form of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of PlanMember Securities Corporation/Scarborough Alliance Group, a member of FINRA that has entered into a selling agreement with the Company and SDL for the sale of the Contract (“PlanMember”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to PlanMember through SDL. During fiscal years 2019, 2018 and 2017, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $587,806.93, $626,392.17 and $656,875.19, respectively.
SDL passes through commissions it receives to PlanMember and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
The Company pays commissions to PlanMember in connection with the promotion and sale of the Contract. A portion of any payments made to PlanMember may be passed on to its registered representatives in accordance with its internal compensation program. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Participants or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The Company pays commissions as a percentage of Contract Value on an ongoing basis. The Company does not expect commissions paid to PlanMember to exceed 0.75% annually of average Contract Value. The Company also may pay non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to PlanMember, depending on the agreement between PlanMember and your registered representative and PlanMember’s internal compensation program. This program may include other types of cash and non‑cash compensation and other benefits. Ask your registered representative for further information about what he or she and PlanMember may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including yield and total return of the Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.
Quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30‑day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual

33

total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and the administration and distribution charge, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until October 1999, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees and may also be obtained for free from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2019 and 2018 and for the years ended December 31, 2019 and 2018, and for the periods February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, and the financial statements of Variable Annuity Account XI at December 31, 2019, and for each of the specified periods ended December 31, 2019 and 2018, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for Scarborough Advantage Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing your request to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
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Share Classes, Objectives, and Advisers for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectuses or prospectuses. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE:  If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Goldman Sachs VIT Small Cap Equity Insights	Institutional	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Strategic Growth	Institutional	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF SMid Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors, LLC
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. International Growth	Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Janus Henderson VIT Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co.
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors, LLC
T. Rowe Price Mid Cap Growth		Provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.	T. Rowe Price Associates, Inc.

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APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2019.
		Accumulation Unit Value ($)
Subaccount	Year	Beginning of Period	End of Period	Accumulation Units Outstanding at End of Period
Goldman Sachs VIT Small Cap Equity Insights	2019	27.04	33.30	11,510
	2018	30.01	27.04	12,735
	2017	27.26	30.01	13,178
	2016	22.43	27.26	12,587
	2015	23.24	22.43	12,032
	2014	22.03	23.24	12,766
	2013	16.47	22.03	14,461
	2012	14.80	16.47	13,145
	2011	14.90	14.80	18,198
	2010	11.61	14.90	18,155
Goldman Sachs VIT Strategic Growth	2019	24.47	32.72	42,328
	2018	25.07	24.47	45,660
	2017	19.45	25.07	41,893
	2016	19.34	19.45	40,289
	2015	18.96	19.34	37,414
	2014	16.91	18.96	38,032
	2013	12.95	16.91	32,629
	2012	10.95	12.95	34,743
	2011	11.40	10.95	33,526
	2010	10.44	11.40	36,552
Guggenheim VIF All Cap Value	2019	47.56	58.26	19,308
	2018	53.76	47.56	19,832
	2017	47.31	53.76	22,253
	2016	38.95	47.31	22,174
	2015	41.29	38.95	24,894
	2014	38.76	41.29	28,302
	2013	29.39	38.76	28,047
	2012	25.71	29.39	34,456
	2011	27.15	25.71	44,716
	2010	23.52	27.15	48,378
Guggenheim VIF Large Cap Value	2019	26.03	31.38	15,951
	2018	29.06	26.03	19,997
	2017	25.35	29.06	15,070
	2016	21.09	25.35	14,232
	2015	22.45	21.09	12,304
	2014	20.72	22.45	12,820
	2013	15.86	20.72	3,692
	2012	13.86	15.86	2,163
	2011	14.56	13.86	2,501
	2010	12.66	14.56	1,697

Accumulation Unit Value ($)
Subaccount	Year	Beginning of Period	End of Period	Accumulation Units Outstanding at End of Period
Guggenheim VIF SMid Cap Value (formerly Guggenheim VIF Mid Cap Value)	2019	28.53	35.79	11,256
	2018	33.12	28.53	14,259
	2017	29.43	33.12	13,620
	2016	23.45	29.43	12,100
	2015	25.42	23.45	9,348
	2014	25.44	25.42	10,008
	2013	19.28	25.44	7,740
	2012	16.63	19.28	6,739
	2011	18.16	16.63	10,292
	2010	15.57	18.16	13,739
Guggenheim VIF World Equity Income	2019	21.33	25.64	23,185
	2018	23.43	21.33	23,797
	2017	20.60	23.43	25,135
	2016	18.86	20.60	24,903
	2015	19.18	18.86	24,200
	2014	18.45	19.18	23,092
	2013	15.62	18.45	23,393
	2012	13.54	15.62	27,796
	2011	16.25	13.54	31,350
	2010	14.19	16.25	35,159
Invesco V.I. Global Real Estate	2019	21.22	25.75	6,252
	2018	22.93	21.22	7,508
	2017	20.56	22.93	6,588
	2016	20.43	20.56	6,172
	2015	21.02	20.43	4,246
	2014	18.59	21.02	3,985
	2013	18.35	18.59	1,835
	2012	14.52	18.35	1,550
	2011	15.74	14.52	2,201
	2010	13.58	15.74	2,126
Invesco V.I. International Growth	2019	19.43	24.65	9,081
	2018	23.17	19.43	10,443
	2017	19.10	23.17	9,109
	2016	19.45	19.10	8,507
	2015	20.19	19.45	8,226
	2014	20.40	20.19	5,963
	2013	17.38	20.40	2,580
	2012	15.25	17.38	2,732
	2011	16.57	15.25	2,273
	2010	14.89	16.57	2,361
Janus Henderson VIT Research	2019	29.98	39.99	5,885
	2018	31.28	29.98	5,795
	2017	24.86	31.28	6,200
	2016	25.13	24.86	5,676
	2015	24.25	25.13	3,476
	2014	21.81	24.25	2,127
	2013	17.01	21.81	2,639
	2012	14.58	17.01	2,150
	2011	15.64	14.58	758
	2010	13.88	15.64	2,371

Accumulation Unit Value ($)
Subaccount	Year	Beginning of Period	End of Period	Accumulation Units Outstanding at End of Period
Neuberger Berman AMT Sustainable Equity	2019	28.68	35.53	7,229
	2018	30.91	28.68	8,001
	2017	26.53	30.91	9,028
	2016	24.53	26.53	9,041
	2015	25.02	24.53	6,977
	2014	23.03	25.02	4,903
	2013	16.99	23.03	3,349
	2012	15.56	16.99	2,359
	2011	16.28	15.56	2,848
	2010	13.45	16.28	2,730
PIMCO VIT Real Return	2019	13.38	14.31	6,981
	2018	13.87	13.38	7,682
	2017	13.56	13.87	8,385
	2016	13.07	13.56	9,085
	2015	13.62	13.07	4,970
	2014	13.39	13.62	5,210
	2013	14.96	13.39	4,770
	2012	13.94	14.96	9,696
	2011	12.66	13.94	5,188
	2010	11.87	12.66	6,724
PIMCO VIT Total Return	2019	14.02	14.98	42,132
	2018	14.29	14.02	37,513
	2017	13.81	14.29	27,022
	2016	13.63	13.81	30,183
	2015	13.76	13.63	31,283
	2014	13.37	13.76	29,619
	2013	13.83	13.37	24,479
	2012	12.79	13.83	25,419
	2011	12.52	12.79	16,564
	2010	11.74	12.52	15,314
Rydex VIF Energy Services	2019	4.93	4.86	2,990
	2018	9.19	4.93	1,537
	2017	11.45	9.19	2,192
	2016	9.43	11.45	7,642
	2015	13.99	9.43	1,956
	2014	20.08	13.99	2,038
	2013	16.43	20.08	1,474
	2012	16.59	16.43	2,048
	2011	18.54	16.59	3,380
	2010	14.91	18.54	1,112
T. Rowe Price Mid Cap Growth	2019	72.43	93.80	40,835
	2018	74.95	72.43	45,258
	2017	60.90	74.95	47,485
	2016	58.10	60.90	45,072
	2015	55.27	58.10	45,748
	2014	49.54	55.27	46,154
	2013	36.74	49.54	47,219
	2012	32.70	36.74	48,302
	2011	33.58	32.70	51,938
	2010	26.57	33.58	53,833

SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
Variable Annuity Account XI

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2020

Group Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461
Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Scarborough Advantage Variable Annuity dated May 1, 2020, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6914A	32-69149-01 2020/05/01

Table of Contents

Page
GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
PERFORMANCE INFORMATION	3
MIXED AND SHARED FUNDING CONFLICTS	4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	4
FINANCIAL STATEMENTS	4

General Information and History

For a description of the Scarborough Advantage Variable Annuity, a group flexible purchase payment deferred variable annuity contract (the “Contract”), Security Benefit Life Insurance Company (the “Company”), and the Variable Annuity Account XI (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Performance Information

Performance information for the Subaccounts, including the yield, average annual total return and total return, may appear in advertisements, reports, and promotional literature provided to current or prospective Participants.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV
(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the subaccounts under the Contract, and reflect the deduction of the mortality and expense risk charge of 0.45% and the maximum annual administration and distribution charge of 0.94% for all Subaccounts except the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts for which the maximum annual administration and distribution charge is 0.59%.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume the maximum annual administration and distribution charge. The maximum annual administration and distribution charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the maximum annual administration and distribution charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
3

Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Contractholder or Participant arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Contractholders, owners and Participants including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2019 and 2018 and for the years ended December 31, 2019 and 2018, and for the periods February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, and the financial statements of Variable Annuity Account XI at December 31, 2019, and for each of the specified periods ended December 31, 2019 and 2018, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2019 and 2018 and for the years ended December 31, 2019 and 2018, and for the periods February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, and the financial statements of Variable Annuity Account XI at December 31, 2019 and for each of the specified periods ended December 31, 2019 and 2018, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
4

C O N S O L I D A T E D  F I N A N C I A L  S T A T E M E N T S

Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2019 and 2018, and Periods
From February 1, 2017 Through December 31, 2017 and
January 1, 2017 Through January 31, 2017
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Financial Statements
Years Ended December 31, 2019 and 2018, and Periods From February 1, 2017 Through December 31, 2017, and January 1, 2017 Through January 31, 2017

Report of Independent Auditors
The Board of Directors
Security Benefit Life Insurance Company
We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company), which comprise the consolidated balance sheets as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2019 and 2018, and the consolidated results of its operations and its cash flows for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
April 14, 2020

A member firm of Ernst & Young Global Limited

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2019	2018
	Successor	Successor
	(In Thousands, except as noted)
Assets
Investments:
Fixed maturities, available for sale ($24,890.6 million and $21,524.8 million in amortized cost for 2019 and 2018, respectively; includes
$1,142.9 million and $2,420.1 million related to consolidated
variable interest entities for 2019 and 2018, respectively)	$24,921,061	$21,070,877
Trading fixed maturities at fair value	95,664	97,826
Equity securities at fair value	28,815	3,897
Notes receivable from related parties	940,177	3,155,718
Mortgage loans (includes $528.8 million and $634.5 million related to
consolidated variable interest entities for 2019 and 2018, respectively)	1,551,541	1,661,152
Policy loans	75,984	81,030
Cash and cash equivalents (includes $27.0 million and $67.9 million related to consolidated variable interest entities for 2019 and
2018, respectively)	1,914,385	871,317
Short-term investments	2,400	335,924
Call options	580,618	340,472
Other invested assets	862,052	634,222
Total investments	30,972,697	28,252,435

Accrued investment income (includes $10.1 million and $42.9
million related to consolidated variable interest entities for 2019
and 2018, respectively)	310,184	358,134
Accounts receivable (includes $2.9 million and $2.8 million
related to consolidated variable interest entities for 2019
and 2018, respectively)	139,876	99,603
Reinsurance recoverable	1,852,607	1,972,742
Deferred income tax asset	8,438	1,783
Property and equipment, net	52,055	54,284
Deferred policy acquisition costs	555,029	421,027
Deferred sales inducement costs	207,887	150,323
Value of business acquired	1,306,341	1,572,143
Goodwill	96,941	96,941
Other assets	181,745	174,296
Separate account assets	5,418,208	4,905,380

Total assets	$41,102,008	$38,059,091

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets (continued)

	December 31
	2019	2018
	Successor	Successor
	(In Thousands, except as noted)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$30,306,240	$28,325,293
Funds withheld liability	119,537	129,107
Accounts payable and accrued expenses (includes $21.7 million and $24.4 million related to consolidated variable interest
entities for 2019 and 2018, respectively)	141,485	180,330
Surplus notes	118,244	119,103
Notes payable related to commission assignments	8,197	25,268
Mortgage debt	9,838	13,381
Debt from consolidated variable interest entities	345,681	364,510
Other liabilities	567,081	362,950
Repurchase agreements	—	302,898
Separate account liabilities	5,418,208	4,905,380
Total liabilities	37,034,511	34,728,220

Stockholder’s equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	2,878,715	2,793,715
Accumulated other comprehensive income	38,259	(161,215)
Retained earnings	1,143,523	691,371
Total stockholder’s equity	4,067,497	3,330,871

Total liabilities and stockholder’s equity	$41,102,008	$38,059,091

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Revenues:
Net investment income	$1,677,813	$1,607,102	$1,201,721	$97,037
Asset-based fees	64,681	71,802	65,679	7,147
Other product charges	216,746	215,919	178,877	15,465
Change in fair value of derivatives	337,013	(218,442)	508,806	4,570
Net realized/unrealized gains (losses), excluding
impairment losses on available for sale securities	66,830	(71,319)	60,178	11,463
Total other-than-temporary impairment losses on
available for sale securities and other invested assets	—	(6,812)	(1,369)	—
Other revenues	68,418	75,933	57,942	5,997
Total revenues	2,431,501	1,674,183	2,071,834	141,679

Benefits and expenses:
Index credits and interest credited to account balances	639,454	731,025	445,522	30,376
Change in fixed index annuity embedded derivative
and related benefits	103,926	(425,255)	255,455	22,210
Other benefits	343,313	346,599	282,320	22,424
Total benefits	1,086,693	652,369	983,297	75,010

Commissions and other operating expenses	305,626	290,638	256,856	20,316
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	332,826	198,281	258,146	15,202
Interest expense	74,222	98,673	70,225	7,427
Total benefits and expenses	1,799,367	1,239,961	1,568,524	117,955

Income before income tax expense	632,134	434,222	503,310	23,724
Income tax expense	129,982	63,808	114,785	7,341
Net income	$502,152	$370,414	$388,525	$16,383

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income

			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)

Net income	$502,152	$370,414	$388,525	$16,383
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on
available for sale securities	384,265	(519,535)	152,027	45,830
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	(83,573)	120,060	(24,684)	(10,378)
Policy reserves and annuity account values	(101,218)	112,991	(19,642)	(13,144)
Total other comprehensive income (loss), net of tax	199,474	(286,484)	107,701	22,308
Comprehensive income (loss)	$701,626	$83,930	$496,226	$38,691

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
	(In Thousands)
Predecessor
Balance at January 1, 2017	$7,000	$1,248,492	$61,997	$511,918	$1,829,407
Net income	—	—	—	16,383	16,383
Other comprehensive income (loss), net	—	—	22,308	—	22,308
Balance at January 31, 2017	7,000	1,248,492	84,305	528,301	1,868,098

Successor
Adjustments related to change in
control	—	590,620	(84,305)	(528,301)	(21,986)
Balance at February 1, 2017	7,000	1,839,112	—	—	1,846,112
Net income	—	—	—	388,525	388,525
Other comprehensive income (loss), net	—	—	107,701	—	107,701
Contribution from parent	—	650,000	—	—	650,000
Dividends paid	—	—	—	(20,000)	(20,000)
Change in accounting principle (see Note 1)	—	—	16,702	(16,702)	—
Balance at December 31, 2017	7,000	2,489,112	124,403	351,823	2,972,338
Net income	—	—	—	370,414	370,414
Other comprehensive income (loss), net	—	—	(286,484)	—	(286,484)
Contribution from parent	—	300,000	—	—	300,000
Dividends paid	—	—	—	(30,000)	(30,000)
Purchase price allocation adjustment	—	4,603	—	—	4,603
Change in accounting principle (see Note 1)	—	—	866	(866)	—
Balance at December 31, 2018	7,000	2,793,715	(161,215)	691,371	3,330,871
Net income	—	—	—	502,152	502,152
Other comprehensive income (loss), net	—	—	199,474	—	199,474
Contribution from parent	—	85,000	—	—	85,000
Dividends paid	—	—	—	(50,000)	(50,000)
Balance at December 31, 2019	$7,000	$2,878,715	$38,259	$1,143,523	$4,067,497

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Operating activities
Net income	$502,152	$370,414	$388,525	$16,383
Adjustments to reconcile net income to net cash and
cash equivalents provided by operating activities:
Index credits and interest credited to account balances	639,454	731,025	445,522	30,376
Policy acquisition costs deferred	(285,188)	(258,194)	(279,800)	(25,881)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and value of business
acquired, net of imputed interest	332,826	198,281	258,146	15,202
Net realized/unrealized losses (gains) of investments	(66,830)	78,131	(64,549)	(12,721)
Change in fair value of derivatives	(337,013)	218,442	(506,806)	(4,570)
Change in fixed index annuity embedded derivative
and related benefits	103,926	(425,255)	255,455	22,210
Amortization of investment premiums and discounts	(8,104)	(56,126)	(5,318)	(4,251)
Depreciation and amortization	7,461	9,352	5,777	1,438
Net sales (purchases) of trading fixed maturities at fair value	9,025	16,098	31,734	(251)
Net sales (purchases) of equity securities at fair value	(14,452)	49,790	(86)	9
Change in funds withheld liability	(9,571)	(6,390)	(32,850)	(743)
Deferred income taxes	(59,679)	(3,576)	(78,169)	(1,919)
Change in annuity guarantees	350,610	337,479	303,027	17,609
Change in reinsurance recoverable	120,135	198,855	287,027	–
Change in accounts receivable	50,014	88,360	(86,199)	113,627
Change in accounts payable	(41,838)	(333,351)	380,748	(62,038)
Change in other liabilities	(16,234)	(222,626)	293,911	(32,672)
Other changes in operating assets and liabilities	(271,405)	(249,394)	(388,572)	15,785
Net cash and cash equivalents provided by (used in) operating activities	1,005,289	741,315	1,207,523	87,593

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	6,917,980	10,597,930	5,172,166	576,743
Mortgage loans	649,244	811,391	259,879	24,572
Call options	347,510	546,234	261,330	16,152
Notes receivable from related parties	5,548,872	7,473,695	8,363,741	831,738
Other invested assets	258,940	159,718	194,399	4,369
	13,722,546	19,588,968	14,251,515	1,453,574
Acquisitions of investments:
Fixed maturities available for sale	(10,140,875)	(11,663,457)	(8,962,008)	(775,437)
Mortgage loans	(484,164)	(532,940)	(7,499,097)	(1,221,289)
Call options	(59,328)	(329,323)	(497,362)	(20,034)
Notes receivable from related parties	(3,323,394)	(6,715,429)	(166,141)	(12,997)
Other invested assets	(445,067)	(306,604)	(187,285)	(885)
	(14,452,828)	(19,547,753)	(17,311,893)	(2,030,642)

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Net sales (purchases) of property and equipment	$(50)	$(3,422)	$1,057	$177
Net sales (purchases) of short-term investments	332,733	(307,400)	10,847	30,830
Net decrease (increase) in policy loans	5,046	(20,697)	(21,143)	415
Net cash and cash equivalents provided by (used in) investing activities	(392,553)	(290,304)	(3,069,617)	(545,646)

Financing activities
Payments on surplus notes, notes payable related to commission
assignments, mortgage debt, and debt from consolidated VIEs	(39,223)	(425,145)	(147,784)	(16,572)
Issuance of notes payable related to commission assignments
and debt from consolidated VIEs	—	44,800	62,566	13,000
Capital contribution from parent	85,000	300,000	650,000	—
Dividends paid to parent	(50,000)	(30,000)	(20,000)	—
Net change in repurchase agreements	(302,898)	302,898	—	—
Deposits to annuity account balances	2,678,444	2,312,662	4,355,248	243,907
Withdrawals from annuity account balances	(1,940,991)	(2,915,786)	(2,893,569)	(90,092)
Net cash and cash equivalents provided by (used in) financing activities	430,332	(410,571)	2,006,461	150,243

Increase (decrease) in cash and cash equivalents	1,043,068	40,440	144,367	(307,810)
Cash and cash equivalents at beginning of period	871,317	830,877	686,510	994,320
Cash and cash equivalents at end of period	$1,914,385	$871,317	$830,877	$686,510

Supplemental disclosures of cash flow information
Cash paid during the period for:
Interest	$48,159	$83,000	$66,553	$5,042

Income taxes	$193,478	$124,719	$156,328	$—

Supplemental disclosure of non-cash information
Cash received in the prior year for policies issued in the current year	$21,435	$17,901	$18,496	$17,848
Securities purchased not yet settled in cash	$33,013	$30,019	$388,316	$36,914
Securities sold not yet settled in cash	$110,014	$19,727	$79,050	$10,899

In 2018, the policy loans related to the separate account funding agreements were refinanced with a related party. This resulted in a non-cash transfer from policy loans of $405.4 million and accrued investment income of $16.0 million to notes receivable from related parties.

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

Years Ended December 31, 2019 and 2018, and Periods From February 1, 2017 Through December 31, 2017, and January 1, 2017 Through January 31, 2017

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies
Nature of Operations
The operations of Security Benefit Life Insurance Company (SBLIC), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, retirement plans, and other related products throughout the United States. Security Distributors, LLC (SD), a subsidiary of SBLIC, is a registered broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority. The Company has entered into an agreement with Security Benefit Business Services, LLC (SBBS), an affiliate, to handle most corporate functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and an allocable portion of these costs are then billed to the Company.
SBLIC is a subsidiary of SBL Holdings, LLC (SBLH). Security Benefit Corporation (SBC), SBLH’s parent, and its subsidiaries, were acquired by Eldridge Industries, LLC in a transaction which closed on January 31, 2017 (the Transaction). As a result of the change in control, the Company elected push down accounting to record its assets and liabilities at fair value as of the acquisition date (see Note 13).
The Company offers a diversified portfolio of products comprised primarily of individual and group annuities, including fixed, fixed index, and variable annuities, and retirement plan products through multiple distribution channels.
Basis of Presentation
The consolidated financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control at the Transaction date in the consolidated financial statements.
The consolidated financial statements include the operations and accounts of SBLIC and its subsidiaries, SD; Gennessee Insurance Agency, LLC (Gennessee); Dunbarre Insurance Agency, LLC (Dunbarre); SAILES 2, LLC (SAILES); Sixth Avenue Reinsurance Company (SARC); and the consolidated VIEs (see Note 3).
All intercompany accounts and transactions have been eliminated in the consolidation.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Use of Estimates
The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business acquired (VOBA); establishing VOBA in connection with the Transaction; calculation of liabilities for future policy benefits; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flows on certain structured securities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.
Investments
Fixed maturity investments include bonds, asset-backed securities, and redeemable preferred stocks. Fixed maturity investments are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of other comprehensive income or loss (OCI) in the consolidated statements of comprehensive income, net of adjustments related to DAC, DSI, VOBA, and policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA, and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.
Equity securities include mutual funds, common stocks, and non-redeemable preferred stocks. Before 2018, equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income (AOCI), net of applicable income taxes. Effective January 1, 2018, equity investments not accounted for under the equity method or the measurement alternative are carried at fair value, with related unrealized gains and losses recognized as a component of the net realized/unrealized gains/(losses) in the consolidated statements of operations.
The Company has elected the measurement alternative for certain equity investments that do not have readily determinable fair value and do not qualify for the practical expedient under ASC 820 to estimate fair value using the net asset value (NAV) per share. Under the alternative, the investments are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. These financial instruments are included in other invested assets on the consolidated balance sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company has a variable interest in various types of securitization entities, which are deemed VIEs. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. When the Company is determined to be the primary beneficiary of a VIE, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, the Company would not consolidate a VIE when it is not the primary beneficiary. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a relationship.
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Prior to January 1, 2018, for some of these investments, where the Company’s partnership interest is so minor that it exercises virtually no influence over operating and financial policies, the Company carried the investment at the estimated fair value, with any adjustments recorded through other comprehensive income (OCI).
The Company classified as trading or elected the fair value option for certain fixed maturity securities that are segregated to support the funds withheld reinsurance liability (see Note 11). The change in fair value of these financial instruments is recognized as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.
Realized capital gains and losses on sales of investments are determined using the average cost method for periods ended and prior to January 31, 2017. For periods subsequent to January 31, 2017, realized capital gains and losses on sales of investments are determined using the specific identification method. Unrealized capital gains and losses related to trading securities are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations. Other-than-temporary impairments (OTTIs) are reported separately in the consolidated statements of operations.
To the extent the Company determines that an equity security accounted for under the measurement alternative or equity method is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt securities, if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net income. For debt securities where the Company

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
does not expect to recover the amortized cost basis, and the Company does not plan to sell nor is it more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI.
The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics such as: expectations of delinquency and default rates, loss severity, asset spreads, and prepayment speeds, as well as structural support, including subordination and guarantees.
Commercial and residential mortgage loans are generally reported at cost, adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income in the consolidated statements of operations. The Company reviews the mortgage loan portfolio using a collectively evaluated impairment methodology to determine the need for a general allowance, which is based upon the Company’s evaluation of the probability of collection, historical loss experience, delinquencies, and other factors. If the Company determines through management’s evaluation of the mortgage loan portfolio that an individual loan has an elevated specific risk profile, the Company will then individually assess the loan for impairment and may assign a specific loan loss allowance.
Policy loans are reported at unpaid principal.
Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company has agreed to provide a short-term loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee on unfunded amounts and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 16.
Asset and Liability Derivatives
The Company hedges certain exposures to interest rate risk, foreign exchange risk, and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting treatment but that are economic hedges, the gain or loss is recognized in net income during the period of change.
The Company issues certain products that contain a derivative that is embedded in the product, and must be accounted for under Accounting Standards Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument on the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized in the consolidated statements of operations.
The Company formerly entered into agreements with insurance companies to identify and recommend producers for annuity contracts, deliver annuity contracts, collect the first premium, and service the business on the insurance companies’ behalf. The Company paid heaped commissions to field producers and recorded commission receivable for the subsequent receipt of monthly level commissions from the insurance companies for annuity contracts that continue to be in-force policies over a period of time. The commission receivable is comprised of the base level commission payments (the Host Contract) and a commission assignment embedded derivative (the Lapse Risk). In accordance with ASC 815, the Lapse Risk is separated from the Host Contract and accounted for as a derivative instrument. The Lapse Risk is recorded at fair value with the change in unrealized gain (loss) related to lapse-risk recognized in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company is party to both bilateral and tri-party agreements with certain derivative instrument counterparties which require the posting of collateral when the market value of the derivative instrument exceeds the cost of the instrument, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties under bilateral agreements is reported on the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. Collateral posted under the tri-party arrangement is not reflected on the consolidated balance sheets.
Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired
To the extent recoverable from future policy revenues and gross profits, incremental direct costs of contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments, withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.
DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of a new contract. Any DAC or DSI associated with the original contract is written off. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.
DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
VOBA is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed in a life insurance company acquisition. VOBA is amortized using the same methodology and assumptions used to amortize DAC.
Goodwill
Goodwill is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. If the fair value of the reported goodwill is lower than its carrying amount, goodwill is written down to its fair value; and a charge is reported in the consolidated statements of operations.
Property and Equipment
Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 39 years.
The Company leased a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that was terminated during 2018. Under this lease, certain operating expenses of the premises were the responsibility of the FHLB, while others were reimbursed to the Company.
In February 2013, SAILES acquired an airplane for other investment purposes. SAILES leases the airplane under an operating lease that expires on February 28, 2025. The asset is depreciated on a straight-line method over 25 years which approximates its estimated productive life and is included in other invested assets on the consolidated balance sheets.
Separate Accounts
The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account contract holders of the Company are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Revenues from charges on separate account products consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed benefit feature.
The Company issued funding agreements to certain related parties through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2019 and 2018, separate account investments funded through these agreements were $2,059.6 million and $1,861.8 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. There were no policy loans related to these separate accounts as of December 31, 2019 and 2018. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees assessed at the time the funding agreement was issued and interest on the policy loans issued to the contract holders, if any.
Policy Reserves and Annuity Account Values
Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.
Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated with interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during each of the years 2019, 2018, and 2017. Policy reserves are

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
Policy reserves and annuity account values also include general account funding agreements, with certain related parties (the related parties ceased to be considered related as of January 1, 2019), of $495.8 million and $481.0 million at December 31, 2019 and 2018, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.
The Company offers fixed index annuity products with returns linked to the performance of certain indices. The fixed index annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and a GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.
Reinsurance Agreements
The Company utilizes reinsurance agreements to manage certain risks associated with its annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded, whereas policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Deferred Income Taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.
Recognition of Revenues
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant yield. For structured securities, included in the fixed maturity available for sale securities portfolios, the amortization/accretion of premiums and discounts incorporate prepayment assumptions to produce a constant yield over the expected life of the security. When actual prepayments differ significantly from originally anticipated prepayments, the accretable yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured securities other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flows. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in net investment income.
Revenues from Contracts with Customers
Prior to the adoption of ASC 606 and for the year ended 2018 presented in these financial statements, the Company accounted for its revenues in accordance with ASC 605, Revenue Recognition (ASC 605). For the year beginning January 1, 2019, the Company accounts for its revenue in accordance with ASC 606, Revenue from

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Contracts with Customers (ASC 606).The Company has two revenue streams that are recognized in accordance with ASC 606, Revenue from Contracts with Customers (ASC 606): Distribution Revenue and Shareholder Administrative Service Revenue.
Distribution Revenue
SD enters into distribution and underwriting agreements with affiliated and unaffiliated investment vehicles. The Company primarily receives distribution fees paid by the fund or its affiliates over time. The performance obligation is the sale of securities to investors, which is fulfilled on the trade date. Amounts owed to the Company under the arrangements are primarily variable, as the uncertainty is dependent on the value of the shares at future points in time, as well as the length of time the investor remains in the fund, both of which are highly susceptible to factors outside of the Company’s influence. These fee payments cannot be finalized until the market value of the fund and investor activity is known, which are usually monthly or quarterly. Distribution Revenue for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017 amounted to $20.4 million, $21.1 million, $18.8 million and $1.6 million, respectively, and is included in the consolidated statements of operations in asset-based fees.
Shareholder Administrative Service Revenue
SBLIC enters into agreements with affiliated and unaffiliated investment vehicles for the provision of services such as sub-transfer agency, record keeping and various shareholder administrative services. Management considers these as a series of distinct services, but as a single performance obligation because they are not separable and not distinct within the context of the contract and are highly interrelated. They have the same pattern of transfer (i.e., transfer to customers over time) and use the same method to measure progress (i.e., time based measure of progress). The Company primarily receives fees paid by the fund or its affiliates over time. The performance obligation is the completion of those services. Amounts owed to the Company under the arrangements are primarily variable, as the uncertainty is dependent on the value of the shares at future points in time which are highly susceptible to factors outside of the Company’s influence. These fee payments cannot be finalized until the market value of the fund is known, which are usually monthly or quarterly.  Service fee revenue for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017 amounted to $9.1 million, $9.4 million, $9.0 million and $0.8 million, respectively, and is included in the consolidated statements of operations in asset-based fees.
The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2019 or 2018.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Recently Issued Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-02, Leases. The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). This update requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. This update requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard is effective January 1, 2021 for the Company, with early adoption permitted. The Company is in the process of evaluating the full impact adoption of this standard will have on the Company in 2021.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses, Measurement of Credit Losses on Financial Instruments. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The new standard is tentatively effective for the Company on January 1, 2023, with early adoption permitted. While the Company is currently evaluating the full impact of this new guidance on the financial statements, the Company believes the new impairment model may lead to earlier recognition of credit losses on certain assets compared to current loss recognition methodology.
In August 2018, the FASB issued ASU 2018-12, Financial Services-Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts. This amendment improves four areas to the accounting for long-duration contracts.
(1) Assumptions used to measure the liability for future policy benefits for traditional and limited-payment contracts. The amendments in this update require an insurance entity to (a) review and, if there is a change, update the assumptions used to measure cash flows at least annually and (b) update the discount rate assumption at each reporting date. The provision for risk of adverse deviation and premium deficiency (or loss recognition) testing are eliminated. The change in the liability estimate as a result of updating cash flow

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

assumptions is required to be recognized in net income. The change in the liability estimate as a result of updating the discount rate assumption is required to be recognized in other comprehensive income. The amendments require that an insurance entity discount expected future cash flows at an upper-medium grade (low-credit-risk) fixed-income instrument yield that maximizes the use of observable market inputs.
(2) Measurement of market risk benefits. The amendments require that an insurance entity measure all market risk benefits associated with deposit (or account balance) contracts at fair value. The portion of any change in fair value attributable to a change in the instrument-specific credit risk is required to be recognized in other comprehensive income.
(3) Amortization of deferred acquisition costs. The amendments simplify the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins and require that those balances be amortized on a constant level basis over the expected term of the related contracts. Deferred acquisition costs are required to be written off for unexpected contract terminations but are not subject to an impairment test.
(4) Disclosures. The amendments require that an insurance entity provide aggregated roll forwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, market risk benefits, separate account liabilities, and deferred acquisition costs. The amendments also require that an insurance entity disclose information about significant inputs, judgments, assumptions, and methods used in measurement, including changes in those inputs, judgments, and assumptions, and the effect of those changes on measurement.
The standard is effective January 1, 2024 for the Company, with early adoption permitted. The guidance is to be applied as of the earliest period presented in the financial statements. Management is evaluating the impact of this ASU to its financial statements upon adoption of this standard in 2024.
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment. Under the amendments in this update, the Company should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Impairment charges should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This amendment essentially eliminated “Step 2” from the goodwill impairment test. Additionally, the Company

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The amendments in this update shall be applied on a prospective basis. A public business entity that is not an SEC filer should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect significant impact to its financial statements upon adoption of this standard in 2021.
Recently Adopted Accounting Pronouncements
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers.  This ASU, which replaces most current revenue recognition guidance, including industry specific guidance, prescribes that an entity should recognize revenue to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. On January 1, 2019, the Company adopted ASC 606 using the modified retrospective method for those contracts that were not completed as of the date of adoption. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts continue to be reported under prior revenue recognition guidance, ASC 605.  The revenue recognition pattern for Distribution Revenue and Shareholder Administrative Service Revenue is not changed. Overall, the adoption of this ASU did not have a material impact on the consolidated financial statements, as core revenue streams such as insurance contracts and investment contracts are excluded from its scope.
In March 2017, the FASB issued ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities, which was effective on January 1, 2019. The amendments in this update shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. The Company adopted this update on January 1, 2019 without any material impact to the consolidated financial statements.
In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815), Targeted Improvements to Accounting for Hedging Activities, which was effective on January 1, 2019. The amendments in this Update change (1) the designation and measurement guidance for qualifying hedging relationships and (2) the presentation of hedge results. Specifically, the amendments expand and refine hedge accounting for both nonfinancial and financial risk components and align

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. The amendments include certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. The amendments modify disclosures required in current GAAP. The Company adopted this update on January 1, 2019 without any material impact to the consolidated financial statements.
On December 22, 2017, the U.S. federal government enacted a tax bill, H.R.1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018 (Tax Cuts and Jobs Act). This act reduced the U.S. federal corporate income tax rate and made other changes to the U.S. federal tax law. In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income. The amendments in this ASU allow a reclassification from AOCI to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this ASU is permitted. The Company elected to early adopt ASU 2018-02 as of December 31, 2017 as a change in accounting principle.
As a result of this change in accounting principle, the Company elected to reclassify the income tax effect on items within AOCI to retained earnings. The amount of $16.7 million represents the entire amount of the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Cuts and Jobs Act related to items remaining in AOCI. The change in U.S. federal corporate income tax rate had no effect on the Company’s gross valuation allowance.
The Company adopted FASB ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities on January 1, 2018.  ASU 2016-01 requires certain fair value measured equity investments no longer be eligible for the available for sale classification.  Their changes of fair value are required to be reported in earnings, instead of OCI.
ASU 2016-01 changed how entities recognize, measure, present and make disclosures about certain financial assets and financial liabilities. Under the new guidance, among other provisions, entities have to measure equity investments (except those accounted for under the equity method, those that result in consolidation of the investee and certain other investments) at fair value and recognize any changes in fair value in net income. Entities can elect a measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
practical expedient in ASC 820 to estimate fair value using the NAV per share (or its equivalent). Under the alternative, entities measure these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Entities have to make a separate election to use the alternative for each eligible investment and have to apply the alternative consistently from period to period until the investment’s fair value becomes readily determinable. Entities also have to reassess at each reporting period whether an investment qualifies for this alternative. This measurement alternative must be applied prospectively to all investment that exist as of the date of adoption. As a result of this change in accounting principle, the Company reclassified $0.9 million from AOCI to retained earnings. Upon adoption, the Company also elected the measurement alternative for equity investments in partnerships that do not have readily determinable fair value and do not qualify for the practical expedient in ASC 820.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Fixed Maturity Investments and Equity Securities
Information as to the amortized cost, gross unrealized gains and losses, fair values, and OTTIs in AOCI, of the Company’s portfolio of fixed maturity investments classified as available for sale, is as follows:
	December 31, 2019 (Successor)
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$138,436	$1,716	$823	$139,329	$—
Obligations of government-sponsored
enterprises	284,917	8,248	52	293,113	—
Corporate	10,710,707	186,251	15,007	10,881,951	(222)
Obligations of foreign governments	35	—	—	35	—
Municipal obligations	108,123	13,276	793	120,606	—
Commercial mortgage-backed	123,560	4,778	116	128,222	—
Residential mortgage-backed	22,046	561	83	22,524	107
Collateralized debt obligations	6,170	2,489	—	8,659	—
Collateralized loan obligations	10,171,999	78,234	292,203	9,958,030	—
Redeemable preferred stock	75,762	16,849	—	92,611	—
Other asset backed	3,248,866	38,158	11,043	3,275,981	—
Total fixed maturity investments	$24,890,621	$350,560	$320,120	$24,921,061	$(115)

	December 31, 2018 (Successor)
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$178,309	$597	$2,660	$176,246	$—
Obligations of government-sponsored
enterprises	305,534	953	5,904	300,583	—
Corporate	9,071,514	35,793	162,108	8,945,199	—
Obligations of foreign governments	136	—	1	135	—
Municipal obligations	112,487	4,495	1,187	115,795	—
Commercial mortgage-backed	333,020	1,096	6,252	327,864	—
Residential mortgage-backed	25,161	484	308	25,337	184
Collateralized debt obligations	5,579	2,901	60	8,420	—
Collateralized loan obligations	7,958,184	57,182	379,800	7,635,566	—
Redeemable preferred stock	75,761	—	4,772	70,989	—
Other asset backed	3,459,091	30,135	24,483	3,464,743	—
Total fixed maturity investments	$21,524,776	$133,636	$587,535	$21,070,877	$184

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The amortized cost and fair value of fixed maturity investments at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because lenders may have the right to call and borrowers may have the right to prepay obligations with or without penalties.
	Available for Sale
	Amortized	Fair
	Cost	Value
	(In Thousands)

Due one year or less	$170,808	$170,010
Due after one year through five years	7,115,694	7,153,094
Due after five years through ten years	2,762,781	2,836,443
Due after ten years	908,019	982,376
Structured securities with variable principal payments	13,933,319	13,779,138
	$24,890,621	$24,921,061

As of December 31, 2019 and 2018, there were 5 issuers, with a total amount of $2,788.5 million and $2,354.8 million, respectively, other than U.S. Government and its sponsored entities,  where the Company had investment holdings that exceeded 10% of consolidated stockholder’s equity.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
For fixed maturity investments classified as available for sale with unrealized losses as of December 31, 2019 and 2018, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
	December 31, 2019 (Successor)
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$45,579	$734	$23,768	$89	$69,347	$823
Obligations of government-sponsored
enterprises	8,287	52	—	—	8,287	52
Corporate	346,165	5,815	290,818	9,192	636,983	15,007
Municipal obligations	692	4	9,979	789	10,671	793
Commercial mortgage-backed	7,385	65	3,218	51	10,603	116
Residential mortgage-backed	2,675	1	6,190	82	8,865	83
Collateralized loan obligations	2,225,280	93,134	4,454,128	199,069	6,679,408	292,203
Other asset backed	678,887	5,791	500,861	5,252	1,179,748	11,043
Total fixed maturity investments, available for sale	$3,314,950	$105,596	$5,288,962	$214,524	$8,603,912	$320,120

Number of securities with unrealized losses		244		307		551
Percent investment grade (AAA through BBB-)		69%		64%		66%

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
	December 31, 2018 (Successor)
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$26,614	$531	$101,311	$2,129	$127,925	$2,660
Obligations of government-sponsored
enterprises	157,108	3,182	95,064	2,722	252,172	5,904
Corporate	5,299,045	147,129	894,743	14,979	6,193,788	162,108
Obligations of foreign governments	—	—	135	1	135	1
Municipal obligations	23,192	506	12,220	681	35,412	1,187
Commercial mortgage-backed	156,628	3,014	117,378	3,238	274,006	6,252
Residential mortgage-backed	11,044	106	7,802	202	18,846	308
Collateralized debt obligations	1,948	60	—	—	1,948	60
Collateralized loan obligations	6,673,595	353,569	186,510	26,231	6,860,105	379,800
Other asset backed	1,098,185	18,853	419,404	5,630	1,517,589	24,483
Redeemable Preferred Stock	70,989	4,772	—	—	70,989	4,772
Total fixed maturity investments, available for sale	$13,518,348	$531,722	$1,834,567	$55,813	$15,352,915	$587,535

Number of securities with unrealized losses		881		299		1,180
Percent investment grade (AAA through BBB-)		70%		91%		75%

The unrealized losses on the fixed maturity investments in the table above can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost basis, which may be maturity, the Company does not consider those investments to be other than temporarily impaired at December 31, 2019 and 2018. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2019 and 2018.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. For asset-backed securities, several additional factors are taken into account, including cash flows, collateral sufficiency, liquidity, and economic conditions.
The following table provides a rollforward of credit losses recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Balance at beginning of period	$(1,634)	$—	$—	$(6,866)
Credit losses for which an other-than-temporary impairment
was not previously recognized	—	(1,634)	(19)	—
Reduction for securities sold during the year or intended to be sold	—	—	19	—
Balance at end of period	$(1,634)	$(1,634)	$—	$(6,866)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Major categories of net investment income are summarized as follows for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)

Interest on fixed maturity investments, available for sale	$1,383,005	$1,237,319	$935,213	$75,244
Interest on fixed maturity investments, trading	4,780	5,973	5,853	555
Interest on notes receivable from related parties	165,254	201,343	164,970	14,927
Dividends on equity securities, available for sale	—	—	1,293	—
Dividends on equity securities at fair value	339	285	—	—
Interest on mortgage loans	118,208	151,268	108,371	7,867
Interest on policy loans	3,383	31,101	27,959	2,459
Interest on short-term investments	28,272	22,114	4,917	100
Investment income on cash equivalents	28,625	8,676	6,178	452
Other	9,932	15,440	4,369	462
Total investment income	1,741,798	1,673,519	1,259,123	102,066

Less:
Investment expenses	59,205	60,444	51,549	4,474
Ceded to reinsurer	4,780	5,973	5,853	555
Net investment income	$1,677,813	$1,607,102	$1,201,721	$97,037

Proceeds from sales of fixed maturity investments available for sale and realized gains and losses are as follows for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)

Proceeds from sales	$3,417,971	$7,021,981	$5,115,774	$478,567
Gross realized gains	12,707	31,992	38,195	7,619
Gross realized losses	4,423	57,709	18,826	582

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC, DSI, and VOBA, consist of the following for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturity investments	$(8,491)	$(26,008)	$19,705	$5,817
Equity securities	—	—	1,597	47
Total realized gains (losses), available for sale	(8,491)	(26,008)	21,302	5,864

Realized gains (losses), other invested assets	54,640	3,228	3,011	(256)

Related impact on DAC, DSI, and VOBA	3,248	49	(4,071)	(1,593)

Net realized/unrealized gains (losses), fixed maturity investments,
trading and fair value option	6,958	(5,449)	4,235	432

Other realized/unrealized gains (losses):
FX gains (losses) on monetary asset	19,425	(47,092)	39,606	9,853
Equity securities at fair value	(2,122)	(418)	4	(8)
Embedded derivative, funds withheld reinsurance	(6,863)	5,846	(2,788)	(405)
Other	129	(1,128)	330	(2,405)
Total other realized/unrealized gains (losses)	10,569	(42,792)	37,152	7,035
Net realized/unrealized gains (losses) before ceded reinsurance	66,924	(70,972)	61,629	11,482

Net ceded reinsurance (gains) losses	(94)	(347)	(1,451)	(19)
Net realized/unrealized gains (losses) before impairments	66,830	(71,319)	60,178	11,463

Impairments:
OTTI of available for sale securities	—	(6,812)	(1,369)	—
Total impairments	—	(6,812)	(1,369)	—

Net realized/unrealized gains (losses)	$66,830	$(78,131)	$58,809	$11,463

The Company recognized $2.5 million and $0.2 million of net unrealized losses on equity securities at fair value held at December 31, 2019 and 2018, respectively.
There were no outstanding agreements to sell securities at December 31, 2019.
At December 31, 2019 and 2018, the Company pledged securities with a market value of approximately $217.6 million and $213.2 million respectively, as collateral in relation to its reinsurance agreements (see Note 10).
At December 31, 2019 and 2018, available for sale bonds with a carrying value of $3.4 million and $3.3 million, respectively, were held in joint custody at various state insurance departments to comply with statutory regulations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:
	December 31
	2019	2018
	Successor	Successor
	(In Thousands)

Commercial mortgage loans	$1,540,901	$1,648,799
Residential mortgage loans	10,640	12,353
Total carrying cost	$1,551,541	$1,661,152

The Company acquired $313.0 million and sold $117.0 million commercial mortgage loans during the year ended December 31, 2019. The Company acquired $113.0 million and sold $516.7 million commercial mortgage loans during the year ended December 31, 2018. The Company acquired $0.7 million and sold no residential mortgage loans during the year ended December 31, 2019. The Company acquired $0.4 million and sold no residential mortgage loans during the year ended December 31, 2018.
The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.
The commercial mortgage loan portfolio is diversified by geographic region (all regions are within the United States, excluding foreign) and specific collateral property type as follows at December 31:

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
	2019		2018
	Successor		Successor
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
West North Central	$561,732	36%	$579,295	35%
Foreign	319,832	21	265,547	16
Pacific	302,935	19	273,158	17
South Atlantic	189,976	12	365,135	22
Middle Atlantic	45,376	3	30,722	2
East North Central	41,884	3	53,084	3
West South Central	38,925	3	39,910	2
Mountain	20,543	1	21,303	1
New England	10,448	1	10,976	1
East South Central	9,250	1	9,669	1
Total	$1,540,901	100%	$1,648,799	100%

	2019		2018
	Successor		Successor
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Property type distribution
Apartments/Multifamily	$426,534	28%	$210,394	13%
Office	193,997	13	360,306	22
Retail	123,674	8	125,890	8
Hotel/Motel	99,168	6	264,765	16
Industrial	37,303	2	55,301	3
Other	660,225	43	632,143	38
Total	$1,540,901	100%	$1,648,799	100%

The residential mortgages are concentrated in the United States. Most of the debtors of these residential mortgages are officers of the Company or of SBC.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on the National Association of Insurance Commissioners (NAIC) – Risk-Based Capital’s Commercial Mortgage (CM) Rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the CM Rating, per NAIC guidelines, downwards with loans in the category “CM4 and below” having the highest risk for credit loss. CM Ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list.”
Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Potential criteria that would indicate a possible problem are imbalances in ratios of loan to value or net operating income to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:
	2019	2018
	Successor	Successor
	(In Thousands)

CM1	$248,056	$283,093
CM2	972,170	989,201
CM3	202,075	263,954
CM4 and Below	118,600	112,551
	$1,540,901	$1,648,799

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on non-accrual status. All of the residential mortgage loans were performing as of December 31, 2019 and 2018.
Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flows for commercial mortgage loans, or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2019 and 2018, there were no mortgage loans on non-accrual status.
The Company did not have a valuation allowance as of December 31, 2019 and 2018 on the mortgage portfolio.
Repurchase Agreements
The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the loan amount is repaid by the Company along with the additional agreed-upon interest, and the securities pledged by the Company are released back to the Company. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other forms of collateral provided is sufficient to pay the Company’s obligation to the counterparty. The risks associated with the repurchase agreement program are primarily related to declines in the value of the securities pledged for cash, which, if occurred, results in cash needing to be returned to the original purchasing party or additional securities needing to be posted as collateral. The Company has multiple sources of additional liquidity including additional sources of institutional funding, retail funding, contractual cash flows from the asset portfolio, and sales of investment assets. The Company has approved a Liquidity Risk Policy and associated Liquidity Guidelines to manage the aggregate liquidity risk of the Company. The Company had no repurchase agreements outstanding as of December 31, 2019. The remaining contractual maturity of the repurchase agreements outstanding as of December 31, 2018 was 31 to 90 days. The carrying value of the securities pledged for the repurchase agreements was $319.2 million as of December 31, 2018. The repurchase obligation was $302.9 million as of December 31, 2018, and is included in repurchase agreements on the consolidated balance sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.
Consolidated Variable Interest Entities
Collateralized Financing Entities
The Company invested in notes issued by collateralized financing entities (CFE) for which it was determined to be the primary beneficiary and therefore required to consolidate the CFE. The notes have contractual recourse only to the related assets of the CFE and are entitled to receive payments to the extent that payments are made on the underlying assets.
In consolidating the CFE, the notes were eliminated as an investment while the underlying assets of the CFE were recorded on the balance sheets as available for sale fixed maturity investments, as well as recording cash and other assets of the CFE. A liability is recorded for other noteholders’ interests in the CFE, which is carried at amortized cost. There is no equity within the CFEs; therefore, the consolidation did not impact the Company’s equity balances. If the Company were to liquidate, the assets of the CFE would not be available to its general creditors, and as a result, the Company does not consider those assets available for the benefit of its investors. However, the Company’s investment in the notes would be available to its general creditors. Additionally, the other investors in the CFEs have no recourse to the Company’s general assets for the debt issued by the CFEs. Therefore, such debt is not the Company’s obligation.
The total assets of consolidated CFEs were $1,180.5 million and $2,636.6 million at December 31, 2019 and 2018, respectively. The total liabilities of consolidated CFEs were $90.1 million and $111.7 million at December 31, 2019 and 2018, respectively.
Real Estate Mortgage Investment Conduit
During 2016, the Company invested in pass through certificates of a Real Estate Mortgage Investment Conduit (REMIC) that held a commercial mortgage loan. The Company, together with its related parties, purchased more than 50% of all the outstanding certificates. The Company holds the greatest share of the REMIC’s outstanding certificates, is therefore considered to be the primary beneficiary and, accordingly, has consolidated the REMIC’s financial statements.
In consolidating the REMIC, the purchased certificates are eliminated and the Company records the underlying commercial mortgage loan of the REMIC on the Company’s consolidated balance sheets. The certificates owned by other investors are recorded as a liability on the Company’s consolidated balance sheets, which is carried at amortized cost. If the Company were to liquidate, the commercial mortgage loan would not be available to its general creditors, and as a result, the Company does not consider the commercial mortgage loan available for the benefits of its

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
investors. However, the Company’s investment in the certificates would be available to the Company’s general creditors. Additionally, the other investors in the REMIC have no recourse to the Company’s general assets for the debt issued by the REMIC. Therefore, such debt is not the Company’s obligation.
The total assets of the consolidated REMIC were $531.2 million and $531.6 million at December 31, 2019 and 2018, respectively. The total liabilities of the consolidated REMIC were $277.3 million and $277.2 million at December 31, 2019 and 2018, respectively.
Unconsolidated Variable Interest Entities
The Company does not need to consolidate investments in certain CFEs because it is not the primary beneficiary of the VIE. The total investment in these unconsolidated CFEs were $6,600.6 million and $6,108.0  million at December 31, 2019 and 2018, respectively, which is also the maximum exposure. Substantially all of the investments in unconsolidated CFEs were collateralized loan obligations at December 31, 2019 and 2018.
The Company has a variable interest in a number of joint ventures and partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The Company’s carrying amount of its investment in these VIEs reported in other invested assets on the consolidated balance sheets were $544.1 million and $344.9 million at December 31, 2019 and 2018, respectively, compared to its maximum exposure to loss of $742.3 million and $414.6 million at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to joint ventures and partnerships. The carrying value of unconsolidated investments accounted for under the measurement alternative under ASU 2016-01 was $215.7 million at December 31, 2019 and 2018. Total assets of these unconsolidated entities under the equity method of accounting amounted to $328.4 million and $129.2 million at December 31, 2019 and 2018, respectively.
In the normal course of its activities, the Company will invest in structured investments including VIEs for which it is not the investment manager. These structured investments typically invest in fixed income investments and are managed by third parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. See Note 2 for details regarding the carrying amounts and classification of these assets. The Company has not provided material financial or other support that was not contractually required to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not control these entities.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments
The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in earnings associated with assets held and liabilities incurred or expected to be incurred. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.
The Company recognizes all derivative financial instruments, such as swaps, currency forwards, call options and other embedded derivatives, on the consolidated balance sheets at fair value, with appropriate adjustments to fair value reflected in earnings, regardless of the purpose or intent for holding the instrument.
The Company sells fixed index deferred annuity contracts which credit interest based on a percentage of the gain in a specified market index. This index crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of call options, futures, and swaps on the applicable indices to fund the index credits due to the index annuity policyholders. At the end of each indexed annuity’s index term, which may be annually, bi-annually, or every five years, the market index used to compute the index credits is reset and a new call option, future, or swap is purchased to fund the next index credit. The Company manages the cost of these purchases through the terms of the fixed index annuities, which permits it to change caps, spreads or participation rates subject to respective guaranteed minimums or maximums at the end of each policy’s index term. By adjusting caps, spreads or participation rates, the Company can manage option costs except in cases where contractual features would prevent further modifications. Although the call options, futures, and swaps are designed to be effective hedges from an economic standpoint, the Company has not applied hedge accounting under ASC 815, Derivatives and Hedging.
The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.
The Company has certain variable annuity guaranteed living benefit (GLB) products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 and ASC 820, Fair Value Measurements (ASC 820). The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
In addition, the Company is party to coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), a related party prior to January 1, 2019, (see Note 10) and a coinsurance agreement with an unrelated party. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the risk associated with the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the designated investments. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the fixed index product.
The Company has entered into currency forwards that are contracts in which the Company agrees with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.
The Company uses interest rate swaps to reduce market risks from changes in interest rates and to manage interest rate exposure arising from duration mismatches between assets and liabilities. In an interest rate swap, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional amount.
The fair value of the commission assignment embedded derivative (see Note 1) is determined in accordance with ASC 820. The Company uses the income approach method defined in this standard, as market participants would likely use this approach in arriving at a transaction value.
Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date. The maximum amount of economic loss due to the credit exposure is limited by the posting of collateral by the counterparties.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
The notional amounts and fair value of the Company’s call options, swaps, and currency forwards by counterparty as of December 31 are as follows:
				2019
				Successor
Counterparty	Credit Rating (S&P)		Credit Rating (Moody’s)	Notional Amount	Fair Value
				(In Thousands)

Barclays Bank PLC	A		A2	$1,358,217	$33,461
BNP Paribas	A	+	Aa3	1,188,668	10,352
Bank of America, N.A.	A	+	Aa3	374,941	8,432
Canadian Imperial Bank of Commerce	A	+	Aa2	1,604,255	6,114
Citibank, N.A.	A	+	Aa3	1,768,205	88,945
Goldman Sachs International	A	+	A1	403,850	20,586
JPMorgan Chase Bank, N.A.	A	+	Aa2	871,600	42,857
Merrill Lynch International	A	+	N/A	344,990	5,983
Morgan Stanley & Co International PLC	A	+	A1	3,015,265	111,099
Morgan Stanley Capital Services LLC	A	+	A1	2,613,460	144,361
Natixis, SA	A	+	A1	425,824	882
The Royal Bank of Scotland PLC	BBB	+	Baa2	930,390	8,120
Societe Generale	A		A1	813,600	27,934
UBS AG	A	+	Aa3	797,433	27,414
Exchange Traded	N/A		N/A	1,445,956	31,105
				$17,956,654	$567,645

				2018
				Successor
Counterparty	Credit Rating (S&P)		Credit Rating (Moody’s)	Notional Amount	Fair Value
				(In Thousands)

Barclays Bank PLC	A		A2	$395,788	$2,282
BNP Paribas	A		Aa3	1,364,677	9,360
Bank of America, N.A.	A	+	Aa3	182,300	67
Canadian Imperial Bank of Commerce	A	+	Aa2	1,070,464	27,727
Citibank, N.A.	A	+	A1	1,842,034	77,546
Goldman Sachs International	A	+	A1	715,200	4,208
JPMorgan Chase Bank, N.A.	A	+	Aa2	650,200	40,294
Merrill Lynch International	A	+	N/A	917,315	36,470
Morgan Stanley & Co International PLC	A	+	A1	2,922,228	44,553
Morgan Stanley Capital Services LLC	A	+	A1	2,004,776	106,240
Natixis, SA	A	+	A1	576,003	6,345
Royal Bank of Canada	AA	-	Aa2	35,700	336
The Royal Bank of Scotland PLC	BBB	+	Baa2	698,200	2,538
Societe Generale	A		A1	845,880	6,561
UBS AG	A	+	Aa3	773,847	6,796
Exchange Traded	N/A		N/A	2,123,941	14,311
				$17,118,553	$385,634

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
Collateral posted by counterparties at December 31, 2019 and 2018, applicable to derivative instruments, was $532.0 million and $333.0 million, respectively, and is reflected on the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected on the consolidated balance sheets in other liabilities. The Company also maintains a margin account at its clearing broker applicable to exchange traded and cleared derivatives. At December 31, 2019 and 2018, the balance of this account was $19.9 million and $31.5 million, respectively, and is reflected on the condensed consolidated balance sheets in other assets. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2019 and 2018, collateral posted by the counterparties under the tri-party arrangements was $6.4 million and $42.1 million, respectively, which is not reflected on the consolidated balance sheets.
The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the consolidated balance sheets as of December 31 is as follows:
	Derivative Asset		Derivative Liability
	2019	2018	2019	2018
	Successor	Successor	Successor	Successor	Balance reported in
	(In Thousands)
Derivatives:
Interest rate swaps and total return swaps	$2,272	$3,416	$—	$—	Other invested assets
Call options	580,618	340,472	—	—	Call options
Currency forwards and swaps	—	41,126	15,255	—	Other invested assets
Futures	10	620	—	—	Other invested assets
Total derivative financial instruments	$582,900	$385,634	$15,255	$—

Embedded derivatives:
GMWB and GMAB reserves	$—	$—	$10,863	$9,636	Policy reserves and annuity account values
Fixed index annuity contracts	—	—	1,469,361	1,218,022	Policy reserves and annuity account values
Reinsurance contracts	—	4,835	1,518	—	Other assets or other liabilities
Commission assignment	17,669	15,757	—	—	Other assets
Total embedded derivative financial instruments	$17,669	$20,592	$1,481,742	$1,227,658

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
The following table shows the change in the fair value of the derivative financial instruments, excluding fixed index annuity contracts, in the consolidated statements of operations for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor	Change of fair value reported in
	(In Thousands)
Derivatives:
Interest rate swaps and total return swaps	$26,047	$(3,635)	$7,701	$—	Change in fair value of derivatives
Call options	332,168	(282,615)	546,443	10,502	Change in fair value of derivatives
Currency forwards and swaps	(21,395)	66,245	(47,351)	(5,932)	Change in fair value of derivatives
Futures	193	1,563	13	—	Change in fair value of derivatives
Total change in derivative financial instruments	$337,013	$(218,442)	$506,806	$4,570

Embedded derivatives:
GMWB and GMAB reserves	$1,227	$(3,669)	$(2,836)	$(253)	Other benefits
Commission assignment	(1,912)	781	(219)	(1,584)	Other benefits
Total change in embedded derivative financial instruments	$(685)	$(2,888)	$(3,055)	$(1,837)

The changes in fair value of fixed index annuity contracts embedded derivative and other benefits is comprised of the following:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor	Change of fair value reported in
	(In Thousands)
Fixed index annuities - embedded derivatives					Change in fixed index annuity embedded derivative and related benefits
(see Note 15)	$149,068	$(211,533)	$289,293	$18,480
Other changes in difference between policy benefit					Change in fixed index annuity embedded derivative and related benefits
reserves computed using derivative accounting vs. long-duration contracts accounting	(45,142)	(213,722)	(33,838)	3,730
	$103,926	$(425,255)	$255,455	$22,210

The amounts presented as “Other changes in difference between policy benefit reserves computed using derivative accounting vs. long-duration contracts accounting” represents the difference between policy benefit reserve change for fixed index annuities computed under the derivative accounting standard and the long-duration contracts accounting standard, less the change in fair value of our fixed index annuities embedded derivatives that is presented as Level 3 liabilities in Note 15.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs
An analysis of the deferred policy acquisition cost asset balance is presented below for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)

Balance at beginning of period	$421,027	$182,434	$—	$1,151,091
Cost deferred	285,188	258,194	279,800	25,881
Imputed interest	12,409	9,604	3,685	2,161
Amortized to expense	(130,921)	(77,532)	(90,399)	(18,772)
Effect of realized (gains) losses	928	101	(212)	(848)
Effect of unrealized (gains) losses	(33,602)	48,226	(10,440)	(16,203)
Balance at end of period	$555,029	$421,027	$182,434	$1,143,310

6. Deferred Sales Inducement Costs
An analysis of the deferred sales inducement costs asset balance is presented below for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)

Balance at beginning of period	$150,323	$76,362	$—	$969,608
Costs deferred	75,943	75,198	80,161	6,851
Imputed interest	3,649	3,091	1,066	1,836
Amortized to expense	(18,583)	(8,179)	(3,895)	(1,116)
Effect of realized (gains) losses	352	33	(86)	(721)
Effect of unrealized (gains) losses	(3,797)	3,818	(884)	—
Balance at end of period	$207,887	$150,323	$76,362	$976,458

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Value of Business Acquired
The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)

Balance at beginning of period	$1,572,143	$1,590,838	$1,787,946	$31,247
Adjustment to Value of Business Acquired(1)	—	6,725	—	—
Imputed interest	32,200	47,185	54,189	139
Amortized to expense	(231,580)	(172,450)	(222,792)	550
Effect of realized gains	1,968	(85)	(3,773)	(24)
Effect of unrealized (gains) losses	(68,390)	99,930	(24,732)	23
Balance at end of period	$1,306,341	$1,572,143	$1,590,838	$31,935

(1)
In 2018 the Company recorded an adjustment to VOBA as a result of the one year measurement period in connection with the Transaction (see Note 13). The reclassification resulted in a shift of VOBA from a different subsidiary of SBLH to SBLIC.

The weighted average amortization period is 36 years for VOBA. The interest accrual rate utilized to calculate the accretion of interest was 2.17% for the year ended December 31, 2019, 2.32% for the year ended December 31, 2018, 3.47% for the period from February 1, 2017 through December 31, 2017, and 5.34% for the period from January 1, 2017 through January 31, 2017.
The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:
2020	$112,407
2021	102,057
2022	93,989
2023	90,496
2024	88,148

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets
Property and Equipment
The following is a summary of property and equipment at cost less accumulated depreciation for the years ended December 31:
	2019	2018
	Successor	Successor
	(In Thousands)
Land and improvements	$6,730	$6,680
Building	51,723	51,723
Furniture	25	25
Computer software	272	272
	58,750	58,700
Less accumulated depreciation	(6,695)	(4,416)
Net property and equipment	$52,055	$54,284

Accumulated depreciation deducted from investment in real estate amounted to $6.4 million and $4.2 million at December 31, 2019 and 2018, respectively.
Airplane
The following is a summary of the asset held at cost less accumulated depreciation as of December 31:
	2019	2018
	Successor	Successor
	(In Thousands)

Airplane	$124,644	$124,644
Less accumulated amortization	(15,103)	(9,937)
	$109,541	$114,707

The asset is included in other invested assets on the consolidated balance sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets (continued)
Depreciation on the asset for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, in the amounts of $5.2 million, $5.2 million, $4.8 million, and $0.4 million, respectively, is included in commissions and other operating expenses in the consolidated statements of operations.
Business-Owned Life Insurance
The Company has invested in business-owned life insurance. The investment is carried in other assets on the consolidated balance sheets at net policy value of $22.2 million and $21.7 million at December 31, 2019 and 2018, respectively, with the change in net policy value recorded in other revenue of $0.5 million, $1.1 million, $0.8 million, and $0.1 million for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, respectively.
Company-Owned Life Insurance
The Company has invested in company-owned life insurance. The investment is carried in other assets at net policy value of $35.9 million and $30.0 million at December 31, 2019 and 2018, respectively, with the change in net policy value recorded as a decrease in other benefits of $5.8 million and $1.6 million for the years ended December 31, 2019 and 2018, respectively, and an increase in other benefits of $4.6 million and $0.6 million, for the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, respectively.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) are as follows (in thousands):
	Pretax	Tax	After-Tax
Predecessor
Other comprehensive income (loss) for the period ended January 31, 2017:
Unrealized gains (losses) on available for sale securities	$75,948	$(27,051)	$48,897
Foreign exchange adjustments on available for sale securities	764	(274)	490
Reclassification adjustment for gains (losses) included in net income	(5,608)	2,051	(3,557)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(16,180)	5,802	(10,378)
Policy reserves and annuity account values	(20,492)	7,348	(13,144)
Total other comprehensive income (loss) for the period ended January 31, 2017	$34,432	$(12,124)	$22,308

Successor
Other comprehensive income (loss) for the period ended December 31, 2017:
Unrealized gains (losses) on available for sale securities	$241,382	$(76,625)	$164,757
Foreign exchange adjustments on available for sale securities	3,776	(1,191)	2,585
Reclassification adjustment for gains (losses) included in net income	(24,313)	8,061	(16,252)
OTTI losses recognized in earnings and other comprehensive income (loss)	1,369	(432)	937
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(36,056)	11,372	(24,684)
Policy reserves and annuity account values	(28,693)	9,051	(19,642)
Total other comprehensive income (loss) for the period ended December 31, 2017	$157,465	$(49,764)	$107,701

Other comprehensive income (loss) for the year ended December 31, 2018
Unrealized gains (losses) on available for sale securities	$(680,152)	$130,086	$(550,066)
Foreign exchange adjustments on available for sale securities	(6,678)	1,402	(5,276)
Reclassification adjustment for gains (losses) included in net income	22,780	4,784	27,564
OTTI losses recognized in earnings and other comprehensive income (loss)	6,812	1,431	8,243
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	151,974	(31,914)	120,060
Policy reserves and annuity account values	143,027	(30,036)	112,991
Total other comprehensive income (loss) for the year ended December 31, 2018	$(362,237)	$75,753	$(286,484)

Other comprehensive income (loss) for the year ended December 31, 2019:
Unrealized gains (losses) on available for sale securities	$421,509	$(88,517)	$332,992
Foreign exchange adjustments on available for sale securities	18,753	(3,938)	14,815
Reclassification adjustment for gains (losses) included in net income	46,149	(9,691)	36,458
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(105,789)	22,216	(83,573)
Policy reserves and annuity account values	(128,124)	26,906	(101,218)
Total other comprehensive income (loss) for the year ended December 31, 2019	$252,498	$(53,024)	$199,474

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss) (continued)
Accumulated Other Comprehensive Income
	Foreign Exchange Adjustment	Unrealized Gains (Losses) on Available for Sale Securities	Total Other Comprehensive Income (Loss)
	(In Thousands)

Predecessor
Accumulated other comprehensive income (loss) at January 1, 2017	—	61,997	61,997

Other comprehensive income (loss) before reclassifications	490	25,375	25,865
Amounts reclassified from accumulated other comprehensive income (loss)(1)	–	(3,557)	(3,557)
Accumulated other comprehensive income (loss) at January 31, 2017	490	83,815	84,305

Successor
Adjustments related to change in control and legal structure	(490)	(83,815)	(84,305)
Accumulated other comprehensive income (loss) at February 1, 2017	—	—	—

Other comprehensive income (loss) before reclassifications	2,585	120,431	123,016
Amounts reclassified from accumulated other comprehensive income (loss)(1)	–	(15,315)	(15,315)
Comprehensive income (loss)	2,585	105,116	107,701

Change in accounting principle (see Note 1)	—	—	16,702
Accumulated other comprehensive income (loss) at December 31, 2017	2,585	105,116	124,403

Other comprehensive income (loss) before reclassifications	(5,276)	(317,015)	(322,291)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	35,807	35,807
Comprehensive income (loss)	(5,276)	(281,208)	(286,484)

Change in accounting principle (see Note 1)	—	866	866
Accumulated other comprehensive income (loss) at December 31, 2018	(2,691)	(175,226)	(161,215)

Other comprehensive income (loss) before reclassifications	14,815	148,201	163,016
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	36,458	36,458
Accumulated other comprehensive income (loss) at December 31, 2019	$12,124	$9,433	$38,259

(1)
The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available for sale securities are included in net realized/unrealized gains (losses) and income tax expense in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance
Principal reinsurance assumed transactions are summarized as follows for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Reinsurance assumed:
Premiums received	$11,607	$13,906	$14,543	$1,374
Commissions paid	$2,215	$2,367	$2,283	$189
Claims paid	$7,488	$6,371	$5,714	$704
Surrenders paid	$64,173	$78,534	$61,358	$5,902

Principal reinsurance ceded transactions are summarized as follows for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$44,816	$51,071	$60,059	$5,139
Commissions received	$2,459	$2,759	$4,994	$262
Claim recoveries	$66,067	$74,843	$56,765	$6,717
Surrenders recovered	$175,895	$258,883	$411,004	$20,221

The Company is party to a coinsurance agreement with an unrelated party for certain individual fixed annuity and fixed index annuity contracts. At the same time the Company entered into this agreement, the Company also entered into an indemnity retrocession agreement through a coinsurance funds withheld reinsurance agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual annuity contracts that the Company had coinsured.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance (continued)
The Company has ceded to GLAC reserves of $387.4 million and $430.1 million as of December 31, 2019 and 2018, respectively. These ceded reserves are recorded in policy reserve liability on the consolidated balance sheets, with the corresponding recoverable amount recorded in reinsurance recoverable on the consolidated balance sheets.
The Company subsequently entered into an assumption reinsurance agreement to assume the previously mentioned annuity contracts converting those contracts to direct business. The annuity contracts continue to be covered under the indemnity retrocession agreement ceded to GLAC after the contracts are converted to direct business. Annuity contracts having reserves of $280.2 million and $317.5 million have been converted to direct business as of December 31, 2019 and 2018, respectively and ceded to GLAC. Annuity contracts having reserves of $107.2 million and $112.6 million as of December 31, 2019 and 2018, respectively, continue as assumed by the Company from the unrelated party and ceded to GLAC.
As of December 31, 2019 and 2018, the value of the Company’s funds withheld liability under all its reinsurance agreements was $119.5 million and $129.1 million, respectively.
At December 31, 2019 and 2018, the Company has receivables totaling $1,852.6 million and  $1,972.7 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2019 and 2018 was $2,083.5 million and $2,194.5 million, respectively.
As of December 31, 2019 and 2018, the Company had $1,129.6 million and $1,244.9 million, respectively, of reserves that were uncollateralized by the reinsurer.
Through its consolidated captive reinsurance subsidiary, the Company entered into an excess of loss reinsurance agreement with a third party US based reinsurance company. This excess of loss agreement covers fixed index annuities with a GLWB that are issued in 2018 and 2019. Under this excess of loss agreement, if those annuity holders continue to make lifetime withdrawals beyond certain dollar thresholds within the excess of loss coverage period (22-24 years), the third party reinsurance company will reimburse the Company for those benefit payments. The Company did not reduce any policy or annuity reserve liability as a result of this excess of loss agreement.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities
The major components of policy reserves and annuity account values on the consolidated balance sheets are summarized as follows as of December 31:
	2019	2018
	Successor	Successor
	(In Thousands)
Policy reserves and annuity account values
Investment-type insurance contract liabilities:
Liabilities for individual annuities	$27,360,983	$25,248,243
Liabilities for group annuities	550,657	577,039
Funding agreements	495,805	481,023
Other investment-type insurance contract liabilities	1,361	1,343
Total investment-type insurance contract liabilities	28,408,806	26,307,648
Life and other reserves	1,897,434	2,017,645
Total policy reserves and annuity account values	$30,306,240	$28,325,293

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed index annuity contracts with GMDB invested in the general account as of December 31:
	2019			2018
	Successor			Successor
	Account Value	Net Amount	Weighted-Average Attained Age	Account Value	Net Amount	Weighted- Average Attained Age
		at Risk			at Risk
	(Dollars in Millions)

Rollup GMDB	$644	$184	74	$665	$161	74

The determination of GLWB and GMDB guarantees on fixed index annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed index annuity contract holders.
As of December 31, 2019 and 2018, the reserve liability for the GLWB guarantee on fixed index annuities was $1,939.2 million and $1,466.9 million, respectively, and the reserve liability for the GMDB guarantee on fixed index annuities was $34.6 million and $27.9 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:
	2019			2018
	Successor			Successor
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)
Return of premium	$1,376	$11	65	$1,291	$18	65
Reset	140	—	60	122	6	59
Roll-up	109	47	71	102	60	71
Step-up	3,764	27	69	3,525	74	68
Combo	86	16	75	82	25	74
Subtotal	5,475	101	68	5,122	183	67

Enhanced	4	—	71	3	—	70
Total GMDB	$5,479	$101	68	$5,125	$183	67

The determination of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMWB, and GMAB guarantees it provides for the benefit of variable annuity contract holders. The reserve liability for GMDBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2019 and 2018 was $11.8 million and $14.4 million, respectively. The reserve liability for GMIBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2019 and 2018 was $17.3 million and $16.2 million, respectively. The embedded derivative for GMWBs and GMABs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2019 and 2018 was $7.5 million and $6.8 million, respectively. These liabilities are included in policy reserves and annuity account values.
The components of index credits and interest credited to account balances are summarized as follows:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Index credits	$344,145	$480,036	$242,437	$14,798
Interest credited to account balances	295,309	250,989	203,085	15,578
	$639,454	$731,025	$445,522	$30,376

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes
The Company is included in a consolidated Non-Life/Life federal income tax return filed by SBC. The Company is no longer subject to U.S. federal and state examinations by tax authorities for the years before 2013. For tax years 2014 and 2015, SBLIC is currently under audit by the IRS. The audits are not expected to have a material impact on the Company.
Under a tax sharing agreement between SBC and certain of its related parties, SBC allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. Through the tax sharing agreement with SBC, the Company had a receivable from SBC of $16.7 million and $5.1 million at December 31, 2019 and 2018, respectively, for taxes, which is included in other liabilities/assets on the consolidated balance sheets.
The Company’s subsidiary, SARC, has a separate tax sharing agreement with SBC.  Under the separate tax sharing agreement, SARC’s losses are benefited only to the extent SARC could otherwise utilize the losses on a stand-alone basis.
The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.
As of December 31, 2019 and 2018, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses in the consolidated statements of operations. The Company recorded no interest expense for unrecognized tax benefits for the years ended December 31, 2019 and 2018, and periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017.
Income tax expense consists of the following for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)

Current income tax expense	$189,661	$67,384	$192,954	$9,260
Deferred income tax (benefit) expense	(59,679)	(3,576)	(78,169)	(1,919)
Income tax expense	$129,982	$63,808	$114,785	$7,341

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)
From a tax return perspective, the Company has $175.3 million of net operating loss carryforwards (NOLs) subject to Internal Revenue Code (IRC) Section 382 (Section 382). Under Section 382, the Company’s use of these NOLs is limited to $12.0 million per year.
The Company’s deferred tax asset position includes $433.3 million of federal net operating loss carryforwards.  The entire NOL is related to SARC losses.
The Company had no NOLs in 2019 for any states in which it is required to file an income tax return.
The Company believes it will be able to utilize the tax benefits associated with these NOLs.
The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)

Federal income tax expense computed at statutory rate	$132,748	$91,187	$176,161	$8,303
Increases (decreases) in taxes resulting from:
Valuation allowance	—	—	(2,142)	(346)
Dividends received deduction	(3,032)	(1,934)	(7,352)	(7)
Prior period adjustments	3,168	400	(2,499)	—
Tax exempt interest	(231)	(500)	(970)	(31)
Tax rate differential	—	(22,755)	(40,549)	—
Other	(2,671)	(2,590)	(7,864)	(578)
Income tax expense	$129,982	$63,808	$114,785	$7,341

“Other” in the above table includes state income taxes, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)
Net deferred income tax assets and liabilities consist of the following as of December 31:
	2019	2018
	Successor	Successor
	(In Thousands)

Deferred income tax assets:
Future policy benefits	$410,964	$409,221
Net unrealized capital loss on investments	—	87,826
Credit carryover	8,666	8,666
Rider fee	10,407	10,508
Net operating loss carryforward	90,996	—
Other	6,342	3,249
Total deferred income tax assets	527,375	519,470

Deferred income tax liabilities:
Net unrealized gain on derivatives	62,259	4,487
Deferred policy acquisition costs and deferred sales
inducements	131,893	94,114
Net unrealized capital gain on investments	14,345	—
Investments	890	44,930
Value of business acquired	274,332	330,150
Depreciation	29,093	28,017
Commission accrual	4,413	8,156
Other	1,712	7,833
Total deferred income tax liabilities	518,937	517,687
Net deferred income tax assets (liabilities)	$8,438	$1,783

The oldest credit carryover will expire in 2031 and relates to general business credits.
The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company did not record a valuation allowance on deferred tax assets as of December 31, 2019 and 2018.
The Tax Cuts and Jobs Act reduces the US federal corporate tax rate from 35% to 21% along with other changes, including how tax reserves are computed. At December 31, 2017, the Company had not completed accounting for the tax effects of the enactment of the Tax Cuts and Jobs Act; however, the Company had made a reasonable estimate of the effects on the existing deferred tax balances. At December 31, 2018, the Company has completed the accounting for the tax effects on the existing deferred tax balances. This did not result in any material modifications to the deferred tax balances.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)
At December 31, 2018, the Company has completed the accounting for the tax effects on the existing deferred tax balances. This did not result in any material modifications to the deferred tax balances.
13. Business Combinations and Pushdown Accounting
On January 31, 2017, the Company experienced a change of control transaction. This event met the definition of a business combination under ASC 805, Business Combinations (ASC 805).
Under GAAP, an acquirer of a business initially recognizes the acquired assets and liabilities at fair value. If the acquired business prepares separate financial statements, ASC 805 allows those statements to be prepared using the acquired company’s historical basis or the “stepped-up” or “pushdown” basis of the acquirer. The Company has elected pushdown accounting to record its assets and liabilities at fair value as of the acquisition date of January 31, 2017 and a purchase price allocated to the Company of $1,846.1 million.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Business Combinations and Pushdown Accounting
The following table summarizes the allocation of the purchase price, which was generally based upon estimated fair values of the assets acquired and liabilities assumed as of the acquisition date of January 31, 2017.
January 31, 2017
(In Thousands)
Assets
Investments:
Securities available for sale:
Fixed maturities	$16,746,415
Equity securities	49,906
Securities trading:
Fixed maturities	147,184
Equity securities	69
Notes receivable from related parties	4,356,695
Mortgage loans	1,651,183
Policy loans	444,558
Cash and cash equivalents	686,510
Short-term investments	38,904
Call options	388,743
Other invested assets	439,500
Total investments	24,949,667

Accrued investment income	238,963
Accounts receivable	101,764
Reinsurance recoverable	2,458,624
Property and equipment, net	55,272
Value of business acquired	1,787,946
Goodwill	96,708
Other assets	80,021
Separate account assets	5,489,878
Total assets	35,258,843

Liabilities:
Policy reserves and annuity account values	26,261,370
Funds withheld	168,347
Accounts payable and accrued expenses	132,933
Deferred income tax liability	81,340
Surplus notes	120,811
Notes payable related to commission assignments	67,284
Mortgage debt	23,033
Debt from consolidated variable interest entities	698,845
Note payable - SAILES 2, LLC	77,313
Other liabilities	291,577
Separate account liabilities	5,489,878
Total liabilities	33,412,731
Net assets acquired	$1,846,112

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Goodwill
As of December 31, 2019 and 2018, the Company had a carrying value of goodwill of $96.9 million. Impairment of goodwill is evaluated annually for SBLIC. As a result of the December 31, 2019 and 2018 annual impairment test, the Company determined that the carrying value of goodwill did not exceed fair value; therefore, no amounts were impaired. No impairments were recognized in 2019 and 2018.
15. Fair Value Measurements
Fair Value Hierarchy
In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:
Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
Determination of Fair Value
Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.
Cash equivalents
Cash equivalents include highly liquid securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.
Fixed maturity investments
The fair values of fixed maturity securities in an active and orderly market are largely determined by utilizing third party pricing services. The Company has regular interactions with pricing services and its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.
Equity securities
Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Short-term investments
Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 or 3, depending on the observability of the inputs.
Call options, currency forwards, swaps, and futures
Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Currency forwards with fair values obtained from pricing services with substantially observable inputs are included in Level 2. Swaps with fair values obtained from counterparties with substantially observable inputs are included in Level 2. Futures, swaps, and call options with fair values obtained from unadjusted quoted prices for identical instruments traded in active markets are included in Level 1.
Separate account assets
Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and underlying assets approach. The investments in private notes and partnerships are reflected in Level 3.
Reinsurance derivative asset/liability
The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
Embedded derivatives – commission assignment
The fair value of the commission assignment embedded derivatives is determined by comparing the current period updated actuarial projected future cash flows, discounted to present value, to the amortized cost of the base level commission payments on the reporting date. The main variables considered in the actuarial projected future cash flows include: (i) policies that remain in-force; (ii) persistency expectations; (iii) expected future cash flows related to the level commission payments; and (iv) discount rate. These assets are included in Level 3.
Embedded derivatives – GMWB and GMAB reserves
The Company records guarantees for variable annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on unobservable inputs with actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other assumptions. These liabilities are included in Level 3.
Embedded derivatives – fixed index annuity contracts
Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.
One of the Company’s fixed index annuity products has an embedded derivative feature that returns GLWB rider charges in excess of index credits over a five year period.  The guarantee is reset on each fifth policy anniversary while in the accumulation phase.  The fair value of the policy’s embedded derivative is determined using the mean present value of a risk-neutral stochastic projection of the account value.  Discount rates are projected risk-free rates plus the Company’s own credit spread margin. These liabilities are included in Level 3.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
Assets and Liabilities Measured and Reported at Fair Value
The following table presents categories measured at fair value on a recurring basis:
	December 31, 2019 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$1,761,776	$1,575,634	$186,142	$—
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	139,329	—	139,329	—
Obligations of government-sponsored enterprises	293,113	—	293,113	—
Corporate	10,944,384	—	3,411,548	7,532,836
Obligations of foreign governments	35	—	35	—
Municipal obligations	120,606	—	120,606	—
Commercial mortgage-backed	131,166	—	127,932	3,234
Residential mortgage-backed	22,524	—	17,723	4,801
Collateralized debt obligations	8,659	—	8,659	—
Collateralized loan obligations	9,983,702	—	8,724,268	1,259,434
Redeemable preferred stock	93,325	—	1,775	91,550
Other asset backed	3,279,882	—	1,705,803	1,574,079
Total fixed maturity investments	25,016,725	—	14,550,791	10,465,934
Equity securities:
Consumer	9,600	9,600	—	—
Mutual funds	4,176	4,176	—	—
Preferred stocks	15,039	—	15,039	—
Total equity securities	28,815	13,776	15,039	—

Short-term investments	2,400	—	125	2,275
Call options	580,618	30,424	550,194	—
Interest rate swaps and total return swaps	2,272	372	1,900	—
Futures	10	10	—	—
Commission assignment derivative asset	17,669	—	—	17,669
Separate account assets	5,418,208	3,358,608	—	2,059,600
Total assets	$32,828,493	$4,978,824	$15,304,191	$12,545,478

Liabilities:
Derivatives and embedded derivatives:
GMWB and GMAB reserves	$10,863	$—	$—	$10,863
Currency forwards and swaps	15,255	—	15,255	—
Reinsurance derivative liability	1,518	—	—	1,518
Fixed index annuity contracts	1,469,361	—	—	1,469,361
Total liabilities	$1,496,997	$—	$15,255	$1,481,742

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)

	December 31, 2018 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$749,959	$743,959	$6,000	$—
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	176,246	—	176,246	—
Obligations of government-sponsored enterprises	300,583	—	300,583	—
Corporate	9,010,826	—	1,660,342	7,350,484
Obligations of foreign governments	135	—	135	—
Municipal obligations	115,794	—	115,794	—
Commercial mortgage-backed	330,790	—	327,604	3,186
Residential mortgage-backed	25,337	—	19,868	5,469
Collateralized debt obligations	8,420	—	8,420	—
Collateralized loan obligations	7,660,444	—	6,832,150	828,294
Redeemable preferred stock	71,630	—	1,621	70,009
Other asset backed	3,468,498	—	1,545,541	1,922,957
Total fixed maturity investments	21,168,703	—	10,988,304	10,180,399
Equity securities:
Financial	171	—	—	171
Mutual funds	3,726	3,726	—	—
Total equity securities	3,897	3,726	—	171

Short-term investments	335,924	—	335,439	485
Call options	340,472	7,647	332,825	—
Currency forwards and swaps	41,126	—	41,126	—
Interest rate swaps and total return swaps	3,416	6,033	(2,617)	—
Futures	620	620	—	—
Reinsurance derivative asset	4,835	—	—	4,835
Commission assignment derivative asset	15,757	—	—	15,757
Separate account assets	4,905,380	3,043,580	—	1,861,800
Total assets	$27,570,089	$3,805,565	$11,701,077	$12,063,447

Liabilities:
Derivatives and embedded derivatives:
GMWB and GMAB reserves	$9,636	$—	$—	$9,636
Fixed index annuity contracts	1,218,022	—	—	1,218,022
Total liabilities	$1,227,658	$—	$—	$1,227,658

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
Changes in Level 3 Fair Value Measurements
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2019 is as follows:
		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2019	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2019	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$7,350,484	$(11,421)	$193,328	$15,749	$(15,304)	$7,532,836	$86
Commercial mortgage-backed	3,186	2	76	(30)	—	3,234	—
Residential mortgage-backed	5,469	(4)	61	(725)	—	4,801	—
Collateralized loan obligations	828,294	(10,287)	(3,579)	771,139	(326,134)	1,259,434	—
Other asset backed	1,922,957	2,188	(2,657)	(326,096)	(22,313)	1,574,079	—
Redeemable preferred stock	70,009	—	21,541	—	—	91,550	—
Total fixed maturity investments	10,180,399	(19,522)	208,770	460,037	(363,751)	10,465,934	86

Equity securities:
Financial	171	350	(146)	(375)	—	—	—
Total equity securities	171	350	(146)	(375)	—	—	—

Short-term investments	485	—	28	1,762	—	2,275	—
Reinsurance derivative asset	4,835	(4,835)	—	—	—	—	—
Commission assignment
derivative asset	15,757	1,912	—	—	—	17,669	—
Separate account assets(2)	1,861,800	197,800	—	—	—	2,059,600	—
Total assets	$12,063,447	$175,705	$208,652	$461,424	$(363,751)	$12,545,478	$86

Liabilities:
Derivatives and embedded derivatives:
Reinsurance derivative liability	$—	$1,518	$—	$—	$—	$1,518	$—
GMWB and GMAB reserves	9,636	1,227	—	—	—	10,863	—
Fixed index annuity contracts	1,218,022	149,068	—	102,271	—	1,469,361	—
Total liabilities	$1,227,658	$150,295	$—	$102,271	$—	$1,481,742	$—

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)
Unrealized gains (losses) on available for sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available for sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2019 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$4,040,531	$111,126	$3,078,903	$1,057,005	$15,749
Commercial mortgage-backed	—	—	—	30	(30)
Residential mortgage-backed	—	—	—	725	(725)
Other asset backed	186,057	—	223,642	288,511	(326,096)
Collateralized loan obligations	918,905	—	93,734	54,032	771,139
Total fixed maturity investments	5,145,493	111,126	3,396,279	1,400,303	460,037

Equity securities:
Financial	—	—	375	—	(375)
Total equity securities	—	—	375	—	(375)

Short-term investments	84,083	—	—	82,321	1,762
Total assets	$5,229,576	$111,126	$3,396,654	$1,482,624	$461,424

Liabilities:
Derivatives and embedded derivatives:
Fixed index annuity contracts	$—	$136,227	$—	$33,956	$102,271
Total liabilities	$—	$136,227	$—	$33,956	$102,271

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2018 is as follows:
		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2018	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2018	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,050,514	$(15,270)	$(143,377)	$2,094,664	$363,953	$7,350,484	$(286)
Municipal obligations	3,636	—	—	—	(3,636)	—	—
Commercial mortgage-backed	5,606	(4)	(161)	(2,255)	—	3,186	—
Residential mortgage-backed	6,232	(5)	(82)	(676)	—	5,469	—
Collateralized debt obligations	1,017	—	—	—	(1,017)	—	(3)
Collateralized loan obligations	361,005	14,550	7,538	311,009	134,192	828,294	—
Other asset backed	1,776,104	18,108	11,886	(174,832)	291,691	1,922,957	(122)
Redeemable preferred stock	—	(255)	(4,736)	75,000	—	70,009	—
Total fixed maturity investments	7,204,114	17,124	(128,932)	2,302,910	785,183	10,180,399	(411)

Equity securities:
Financial	39	—	132	—	—	171	—
Government	4,618	1,227	—	(5,845)	—	—	—
Total equity securities	4,657	1,227	132	(5,845)	—	171	—

Short-term investments	28,505	—	(28)	(27,992)	—	485	—
Other invested assets	215,700	—	—	(215,700)	—	—	—
Reinsurance derivative asset	327	4,508	—	—	—	4,835	—
Commission assignment
derivative asset	16,538	(781)	—	—	—	15,757	—
Separate account assets(2)	1,937,900	(76,100)	—	—	—	1,861,800	—
Total assets	$9,407,741	$(54,022)	$(128,828)	$2,053,373	$785,183	$12,063,447	$(411)

Liabilities:
Derivatives and embedded derivatives:
GMWB and GMAB reserves	$13,305	$(3,669)	$—	$—	$—	$9,636	$—
Fixed index annuity contracts	1,377,274	(211,533)	—	52,281	—	1,218,022	—
Total liabilities	$1,390,579	$(215,202)	$—	$52,281	$—	$1,227,658	$—

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)
Unrealized gains (losses) on available for sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available for sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)

The detail of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2018 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,128,022	$27,159	$2,461,774	$598,743	$2,094,664
Commercial mortgage-backed	—	—	2,195	60	(2,255)
Residential mortgage-backed	—	—	—	676	(676)
Other asset backed	523,991	—	13,072	199,910	311,009
Redeemable preferred stock	97,215	—	144,227	127,820	(174,832)
Collateralized loan obligations	75,000	—	—	—	75,000
Total fixed maturity investments	5,824,228	27,159	2,621,268	927,209	2,302,910

Equity securities:
Government	117,227	—	115,534	7,538	(5,845)
Total equity securities	117,227	—	115,534	7,538	(5,845)

Short-term investments	977	—	28,505	464	(27,992)
Other invested assets	—	—	—	215,700	(215,700)
Total assets	$5,942,432	$27,159	$2,765,307	$1,150,911	$2,053,373

Liabilities:
Derivatives and embedded derivatives:
Fixed index annuity contracts	$—	$85,493	$—	$33,212	$52,281
Total liabilities	$—	$85,493	$—	$33,212	$52,281

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
Transfers
Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2019 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$—	$—	$—	$—	$—	$(15,304)
Collateralized loan obligations				250,280		(576,414)
Other asset backed	—	—	—	—	—	(22,313)
Total fixed maturity investments	$—	$—	$—	$250,280	$—	$(614,031)

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2018 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$—	$—	$—	$385,443	$—	$(21,490)
Municipal obligations	—	—	—	—	—	(3,636)
Collateralized debt obligations	—	—	—	—	—	(1,017)
Collateralized loan obligations	—	—	—	247,354	—	(113,162)
Other asset backed	—	—	—	332,852	—	(41,161)
Total fixed maturity investments	$—	$—	$—	$965,649	$—	$(180,466)

The majority of the assets transferred into Level 3 during 2019 and 2018 was due to the inability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques. The majority of assets transferred out of Level 3 during 2019 and 2018 was due to the ability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques.
The transfers between levels are determined as of the end of the period for which the transfer is completed.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.
	As of December 31, 2019 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$6,562,483	Discount Model	Credit Spread	128 - 575 [355] basis points (bps)
	72,119		Discount Rate	3.05% - 11.00% [7.26%]
	340,878	Market Comparables	Credit Spread	195 - 362 [302] bps
	316,511	Spread Duration	Credit Spread	299 - 821 [677] bps
	161,976	Yield Analysis	Yield	4.95% - 9.68% [7.55%]
	44,468	Waterfall	Cashflows
	1,442	Enterprise Value	Broadcast cash flow (BCF) multiple	5.2x
Collateralized loan obligations	159,736	Discount Model	Discount Rate	2.15% - 9.30% [3.69%]
	550		Credit Spread	284 bps
	10,026	Market Comparables	Credit Spread	352 bps
	7,162	Residual Equity	Residual Equity
Redeemable preferred stock	91,550	Market Comparables	Price/Book Multiple	1.23x
Other asset backed	1,206,075	Discount Model	Credit Spread	128 - 312 [239] bps
	9,274		Discount Rate	3.08% - 9.75% [4.90%]
	723	Yield Analysis	Yield	3.19%
Total fixed maturity investments	8,984,973

Short-Term investments	2,275	Discount Model	Credit Spread	519 bps
Commission assignment
derivative asset	17,669	Income Approach	Years Discounted	0.08 yrs - 10.01 yrs [1.55 yrs]
			Interpolated Yield	4.48% - 7.12% [5.12%]
			Uncertainty Premium	0.44% - 10.08% [1.57%]
Separate account assets	2,059,600	Revenue Multiples	Projected Revenues	6.0 – 6.5x [6.26x]
		Discounted Cash Flow	Discount Rate	675 – 866 [764] bps
		Discounted Cash Flow	Discount Rate Curve	2.10% - 8.00%
		Land Sale Comparison	Value per Buildable Square Footage	$170.00 - 380.00 [258.80]
		See Note (3)
Total assets	$11,062,244	See Note (2)

	As of December 31, 2019 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$10,863	Discounted Cash Flow	Own credit spread	0.89%
			Long-term equity market volatility	Market Consistent
			Risk margin	5%
Reinsurance derivative liability	1,518	See Note (1)
Fixed index annuity contracts	1,469,361	Discounted Cash Flow	Own credit spread	0.89%
			Risk margin	0.08% - 0.17%
Total liabilities	$1,481,742

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)

	As of December 31, 2018 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,837,382	Discount Model	Credit Spread	100 - 1174 [362] basis points (bps)
	189,635		Discount Rate	3.11% - 11.50% [7.46%]
	397,648	Spread Duration	Credit Spread	161 - 1069 [665] bps
	165,081	Yield Analysis	Yield	5.77% - 10.97% [8.71%]
	664,550	Trade Price	Recent Trade Price	100
	47,146	Waterfall	Cashflows
	4,613	Market Comparables	Credit Spread	342 bps
	1,773	Enterprise Value	BCF Multiple	6.7x
Collateralized loan obligations	503,359	Discount Model	Discount Rate	2.15% - 17.0% [10.91%]
	797		Credit Spread	371 bps
	9,760	Market Comparables	Credit Spread	332 bps
	1,598	Residual Equity	Residual Equity
Redeemable preferred stock	70,009	Market Comparables	Enterprise Value (EV) / EBITDA Multiple Price/Earnings Multiple Price/Revenues Multiple Price/Dividend Multiple	17.7x 11.7x 4.1x 10.5x
Other asset backed	1,194,564	Discount Model	Credit Spread	107 - 633 [402] bps
	28,400		Liquidity Spread	28.7 bps
	4,524		Discount Rate	9.50% - 10.50% [9.67%]
	39,870	Spread Duration	Credit Spread	161 bps
	9,157	Underlying Pricing Model	Market Value of Underlying Investments
	699	Yield Analysis	Yield	4.45%
Total fixed maturity investments	9,170,565

Equity securities - Financial	171	Market Comparables	Discount Rate	4.60%
Total equity securities	171

Reinsurance derivative asset	4,835	See Note (1)
Commission assignment
derivative asset	15,757	Income Approach	Years Discounted	0.08 yrs - 10.01 yrs [1.55 yrs]
			Interpolated Yield	4.48% - 7.12% [5.12%]
			Uncertainty Premium	0.44% - 10.08% [1.57%]
Separate account assets	1,861,800	Revenue Multiples	Projected Revenues	6.0 – 6.5x [6.26x]
		Discounted Cash Flow	Discount Rate	675 – 866 [764] bps
		Discounted Cash Flow	Discount Rate Curve	2.10% - 8.00%
		Land Sale Comparison	Value per Buildable Square Footage	$170.00 - 380.00 [258.80]
		See Note (3)
Total assets	$11,053,128	See Note (2)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)

	As of December 31, 2018 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,636	Discounted Cash Flow	Own credit spread	1.29%
			Long-term equity market volatility	Market Consistent
			Risk margin	5%
Fixed index annuity contracts	1,218,022	Discounted Cash Flow	Own credit spread	1.29%
			Risk margin	0.13% - 0.17%
Total liabilities	$1,227,658

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative.
(2)	The tables above exclude certain securities for which the fair value of $1,481.0 million and $1,010.3 million as of December 31, 2019 and 2018, respectively, was based on non-binding broker quotes.
(3)	Separate account investments in partnerships for which the fair value as of December 31, 2019 and 2018 was determined through a third party valuation of the fair value of the underlying investments.
Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Increases or decreases in assumed lapse and mortality rates could cause the fair value of the commission assignment embedded derivative to significantly decrease or increase, respectively.
Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivative. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.
Increases or decreases in risk free rates could cause the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivatives to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)
Measurement Alternative for Measuring Equity Investments
The Company accounts for certain equity investments without readily determinable fair values under the measurement alternative. The carrying value of equity investments accounted for under the measurement alternative was $435.7 million and $228.5 million at December 31, 2019 and 2018, respectively. There were no impairments or adjustments to the carrying value for the years ended December 31, 2019 and 2018.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:
	December 31, 2019
	Successor
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,551,541	$1,590,379	$—	$609,160	$981,219
Notes receivable from related parties	940,177	940,182	—	888,182	52,000
Policy loans	75,984	76,073	—	—	76,073
Business-owned life insurance	22,194	22,194	—	—	22,194
Company-owned life insurance	35,863	35,863	—	—	35,863
Supplementary contracts without life
contingencies	(66,417)	(70,007)	—	—	(70,007)
Individual and group annuities	(6,939,205)	(7,266,618)	—	—	(7,266,618)
Debt from consolidated VIEs	(345,681)	(360,656)	—	—	(360,656)
Notes payable related to commission
assignments	(8,197)	(8,197)	—	—	(8,197)
Surplus notes	(118,244)	(131,462)	—	—	(131,462)
Mortgage debt	(9,838)	(10,305)	—	—	(10,305)
Separate account liabilities	(5,418,208)	(5,418,208)	(3,358,608)	—	(2,059,600)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements (continued)

	December 31, 2018
	Successor
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,661,152	$1,669,671	$—	$535,573	$1,134,098
Notes receivable from related parties	3,155,718	3,155,718	—	3,149,718	6,000
Policy loans	81,030	81,129	—	—	81,129
Business-owned life insurance	21,663	21,663	—	—	21,663
Company-owned life insurance	30,030	30,030	—	—	30,030
Supplementary contracts without life
contingencies	(65,758)	(59,827)	—	—	(59,827)
Individual and group annuities	(6,143,216)	(6,002,280)	—	—	(6,002,280)
Debt from consolidated VIEs	(364,510)	(353,071)	—	—	(353,071)
Notes payable related to commission
assignments	(25,268)	(25,268)	—	—	(25,268)
Surplus notes	(119,103)	(121,357)	—	—	(121,357)
Mortgage debt	(13,381)	(14,087)	—	—	(14,087)
Repurchase agreements	(302,898)	(302,898)	—	(302,898)	—
Separate account liabilities	(4,905,380)	(4,905,380)	(3,043,580)	—	(1,861,800)

16. Commitments and Contingencies
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $198.2 million and $119.7 million at December 31, 2019 and 2018, respectively, over the next several years as required by the general partner.
As of December 31, 2019 and 2018, the Company had committed up to $2,939.7 million and $1,431.3 million, respectively, in unfunded bridge loans, unfunded revolvers, and other private investments.
Other legal and regulatory matters: The Company is party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
17. Debt
Line of credit
At December 31, 2019, the Company has access to a $262.9 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.24% over the Federal Funds rate (1.55% at December 31, 2019). The Company had no borrowings under this line of credit at December 31, 2019 and 2018. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2019.
Surplus notes
The Company has outstanding surplus notes with a carrying value of $118.2 million and $119.1 million at December 31, 2019 and 2018, respectively. The surplus notes consist of $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Commissioner of the Kansas Insurance Department (the Kansas Commissioner) and only out of surplus funds that the Kansas Commissioner determines to be available for such payment under the Kansas Insurance Code.
Notes payable related to commission assignments
Gennessee Insurance Agency, LLC had a note outstanding of $8.2 million and $14.8 million as of December 31, 2019 and 2018, respectively, which bears interest at a rate of 7.0%, maturing August 15, 2025.
Dunbarre Insurance Agency, LLC had notes outstanding as of December 31, 2018 of  $10.8 million. The notes were fully repaid in 2019.
Mortgage debt
The primary mortgage financing for the Company’s home office property was arranged through FHLB. Although structured as a sale-leaseback transaction, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company.
The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $318,754. The financing is collateralized by a first mortgage on the premises.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
17. Debt (continued)
The outstanding mortgage balance at December 31, 2019 and 2018, of $9.8 million and $13.4 million, respectively, is reflected on the consolidated balance sheets in mortgage debt.
Future principal payments
At December 31, 2019, future principal payments for the years ending December 31 are as follows (in thousands):
Mortgage Debt
2020	$3,336
2021	3,568
2022	1,875
Thereafter	—
$8,779

Interest expense as presented in the consolidated statements of operations consisted of the following for the periods ended:
			February 1,	January 1,
	Year Ended	Year Ended	2017 Through	2017 Through
	December 31,	December 31,	December 31,	January 31,
	2019	2018	2017	2017
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Debt/notes payable:
Surplus note interest	$6,591	$6,637	$5,934	$659
Debt from consolidated VIE interest	54,287	72,558	51,081	5,701
Notes payable related to commission
assignments interest	1,233	2,792	3,990	407
Note payable - SAILES 2, LLC interest	14	3,901	3,263	425
Mortgage debt interest	282	484	1,194	119
Total debt/notes payable interest	62,407	86,372	65,462	7,311
Repurchase agreement interest	1,973	2,003	807	—
Other interest	9,842	10,298	3,956	116
Total	$74,222	$98,673	$70,225	$7,427

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions
There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of assets for investment related transactions) that are not otherwise discussed (see Notes 1, 2 and 10).
The Company reported amounts receivable from parent, subsidiaries and related parties of $5.6 million and $2.1 million at December 31, 2019 and 2018. The Company reported amounts payable to parent, subsidiaries and related parties of $14.5 million and $18.6 million at December 31, 2019 and 2018, respectively. Inter-company transactions regularly occur in the normal course of business and are normally settled within 30 days.
The Company paid $10.7 million and $25.8 million for the years ended December 31, 2019 and 2018, respectively, for loan origination costs with related parties. These loan origination costs are deferred and amortized over the life of the loan. The Company recognized amortization expense of $7.3 million, $2.9 million, $0.7 million, and $0.2 million for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, respectively, which is included in commissions and other operating expenses in the consolidated statements of operations.
As of December 31, 2019 and 2018, the Company had the following investments in related parties with interest rates ranging from 4.4% to 9.0% and maturity dates ranging from February 2020 through April 2024. These investments are included in notes receivable from related parties on the consolidated balance sheets and are typically fully collateralized by assets of the debtor:
	2019	2018
	Successor	Successor
	(In Thousands)

Banner Creek Bridge, LLC	$—	$387,000
Holliday Park, LLC	326,000	361,401
LAISAH, LLC	—	421,353
Note Funding 1892, LLC	—	212,000
Note Funding 1892-2, LLC	—	270,000
Shamrock Valley, LLC	85,000	520,013
Triple8, LLC	66,000	438,000
Other	463,177	545,951
	$940,177	$3,155,718

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)
As of December 31, 2019 and 2018, the Company had investments in commercial and residential mortgage loans with related parties in the amount of $329.7 million and $457.3 million, respectively.
As of December 31, 2019 and 2018, the Company had investments in joint ventures and partnerships of $328.4 million and $129.2 million, respectively, accounted for under the equity method pursuant to ASC 970-323-25-6. As such, these investments are considered to be with related parties. The Company also had investments in joint ventures and partnerships with related parties held under the measurement alternative of $215.7 million as of December 31, 2019 and 2018. These investments are included in other invested assets on the consolidated balance sheets.
As of December 31, 2019 and 2018, the Company had the following individually material investments in securitizations in which related parties act as collateral managers. The repayment of these investments is provided by unrelated assets and the Company does not have recourse to the related collateral manager in the case of non-performance on the unrelated assets. These investments are included in fixed maturity investments available for sale on the consolidated balance sheets.
	2019	2018
	Successor	Successor
	(In Thousands)
CBAM 2017-1, LTD	$237,087	$250,003
CBAM 2017-2, LTD	337,588	352,890
CBAM 2017-3, LTD	279,081	286,061
CBAM 2017-4, LTD	268,651	266,619
CBAM 2018-5, LTD	245,152	235,656
CBAM 2018-6, LTD	261,638	248,369
CBAM 2018-7, LTD	198,224	204,490
Cottonwood CLO LLC	361,962	—
SCF Realty Capital Master Trust	90,968	366,721
Other	1,333,748	758,088

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)
As of December 31, 2019 and 2018, the Company had the following individually material investments in other related parties. These investments are included in fixed maturity investments available for sale on the consolidated balance sheets:
	2019	2018
	Successor	Successor
	(In Thousands)

American Media & Entertainment	$210,673	$215,000
American Media Productions, LLC	416,779	351,636
BH Luxury Residences, LLC	405,118	—
Cain International, LLC	939,393	595,260
Canon Portfolio Trust, LLC	216,493	216,330
CBAM CLO Management, LLC	266,884	264,357
DCP Rights, LLC	500,000	—
Efland Funding, LLC	—	130,365
Eldridge Equipment Finance, LLC	161,453	210,516
Four Six Four Aircraft Issuer	—	372,438
Guggenheim Private Debt Funding	—	239,726
LAISAH, LLC	458,906	—
Mirror Media IP Holdings, LLC	297,325	—
Oasis BH, LLC	243,866	235,000
One Sky Flight, LLC	—	206,103
Oneida Portfolio Trust, LLC	172,000	204,860
Original Narrative Library, LLC	—	248,000
PD Holdings, LLC	220,000	—
Quinton Heights, LLC	243,000	—
Ridge Media Holdings, LLC	243,000	—
Steamboat Portfolio Trust, LLC	232,000	215,544
Stonebriar Holdings, LLC	—	124,913
Three L Finance Holdings, LLC	209,880	211,504
Wanamaker Portfolio Trust, LLC	220,000	682,546
Other	1,944,075	2,061,740

Pursuant to an agreement effective January 1, 2017, the Company paid $100.2 million, $93.9 million, $79.3 million, and $5.3 million for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, respectively, to Eldridge Business Services, LLC (EBS) for providing investment services and business development services related to investment strategy, asset origination,

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)
developing new and differentiated products, enhancing existing or developing new marketing and distribution strategies, and assisting in capital planning and rating agency support.
The Company invests in CLOs managed by CBAM, Guggenheim Partners Investment Management, LLC (GPIM) (a Guggenheim entity that ceased to be considered a related party as of January 1, 2019) and Maranon Capital, L.P. (which was not considered a related party before January 1, 2019). The Company also invest in warehouses for CLOs and loan and mezzanine investment funds managed by related parties. The manager of the CLO is entitled to senior, subordinated and incentive management fees payable by the CLO issuer; in some cases, the manager of the warehouse entity is entitled to management fees payable by the warehouse entity and the manager of the fund is entitled to fees. The Company is not directly liable for such fees, but, insofar as the Company directly or indirectly owns any portion of the most subordinate or “equity” tranche of a CLO or a warehouse entity or investment in a fund, the Company may be considered to bear the portion of such fees indirectly. The aggregate of such portions of such fees borne by the Company indirectly for periods in which any such manager was a related party were $50.8 million and $44.8 million for the years ended December 31, 2019 and 2018, respectively.
The Company received $20.4 million, $18.5 million, $17.0 million, and $1.5 million for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues in the consolidated statements of operations.
The Company paid fees of $147.4 million, $143.8 million, $106.8 million, and $15.2 million for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, respectively, to SBBS for providing management and administrative services.
The Company paid fees of $17.7 million, $18.0 million, $36.6 million, and $1.8 million for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, respectively, to SE2, LLC (a subsidiary of SBC), and various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)
In December 2019, the Company completed a transaction involving related parties to dispose of investments in CFEs with a fair value of $1,027.1 million at the transaction date, resulting in deconsolidation of the CFEs. As part of this transaction, the Company issued a collateral loan investment to a related party (PD Holdings, LLC) and received both related (American Media Productions, LLC) and unrelated party bonds.
As of December 31, 2018, the Company held a short-term promissory loan of $421.4 million at a rate of 7.90% with a related party (LAISAH, LLC). During 2019 the related party refinanced this debt into a long-term bond, which the Company now holds, in the amount of $458.9 million at a rate of 7.375%.
During 2018, the Company sold two commercial mortgage loans with proceeds of $516.7 million and entered into short-term intercompany promissory notes with Shamrock Valley, LLC (Shamrock), a related party. The short-term notes outstanding as of December 31, 2018 had a balance of $520.0 million. The notes had similar terms with interest rates ranging from 5.75% to 7.75% and were repaid on or before December 22, 2019. The Company recorded interest on the Shamrock notes of $0.6 million in 2018. During the fourth quarter of 2019, the Company reacquired from Shamrock, one of the two commercial mortgage loans sold in the prior year, as well as an additional bond in an unrelated issuer. The total carrying value of these investments was $273.3 million as of the year ended December 31, 2019. In addition, the Company assumed a delayed draw real estate loan contingency as part of the transaction. The total contingency amount was $60.4 million as of the year ended December 31, 2019 and is reported in Note 17 - Commitments and Contingencies.
The Company received $85.0 million and $300.0 million in capital contributions from SBLH during 2019 and 2018, respectively. The Company paid $50.0 million and $30.0 million in dividends to SBLH during 2019 and 2018, respectively.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

19. Statutory Financial Information and Regulatory Net Capital Requirements
The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department (the Department) and the Vermont Department of Financial Regulation, as applicable. Kansas and Vermont have adopted the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual of statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Kansas Commissioner and the Vermont Commissioner have the right to prescribe or permit other specific practices that may deviate from NAIC SAP. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.
Since 2012, the Kansas Commissioner has granted approval of a permitted accounting practice for eligible derivative assets that differ from NAIC SAP which allows the Company, to the extent the hedging program is and continues to be economically effective, to report the eligible derivative assets at amortized cost. Eligible derivative assets consist of call and put options used to hedge the fixed index annuity index credits. In addition, under NAIC SAP, the corresponding reserve liabilities that are hedged by the call and put options are calculated under Actuarial Guideline (AG) 35, whereas the permitted practice allows the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. Effective July, 1, 2019, the State of Kansas adopted a statute that provides the same accounting treatment as the permitted accounting practice.  The Company allowed the permitted practice to expire and began following the prescribed practice under the new statute as of July 1, 2019.
The consolidated impact of these practices on statutory surplus, including the impact of income taxes, was to increase statutory surplus by $19.4 million and $129.4 million as of December 31, 2019 and 2018, respectively. The consolidated impact of these practices on statutory net income, including the impact of income taxes, was to decrease statutory net income by $145.7 million and $206.4 million for the years ended December 31, 2019 and 2018, respectively.
Redundant statutory reserves were ceded by SBLIC to SARC, an SBLIC subsidiary, of $364.7 million and $136.8 million as of December 31, 2019 and 2018, respectively.  The assumed reserves on SARC were supported by an excess of loss receivable asset permitted by the Vermont Department of Financial Regulation.
SBLIC total adjusted capital, including surplus notes (see Note 17), was $3,508.9 million and $2,960.8 million at December 31, 2019 and 2018, respectively. Statutory net income of the insurance operations was $216.5 million, $272.2 million, and $181.0 million for the years ended December 31, 2019, 2018, and 2017, respectively.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by state law. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.
The Company may not, without notice to the Kansas Commissioner and (A) the expiration of 30 days without disapproval by the Kansas Commissioner or (B) the Kansas Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus.
SD is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SD computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital (greater of $25,000 or 6 2/3% of aggregated indebtedness) and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.
At December 31, 2019, SD had net capital of $28.2 million, which was $26.7 million in excess of its required net capital of $1.6 million. SD claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SD’s ratio of aggregate indebtedness to net capital was 0.84 to 1 at December 31, 2019.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

20. Subsequent Events
Subsequent events have been evaluated through April 14, 2020, which is the date the financial statements were issued.
On February 28, 2020 and March 20, 2020, the Company received $250.0 million and $300.0 million, respectively, of capital contributions from its parent, SBLH.
Subsequent to December 31, 2019, there has been a global coronavirus outbreak (COVID-19) that may have a significant impact on the Company. The extent of the impact, which could result in, among other things, the Company experiencing an increase in surrenders and/or investment losses, will depend on future developments. In addition, the Company’s operations could be materially and adversely impacted as a result of office closures, quarantine measures, travel restrictions and/or the disease’s impact on the health of the Company’s employees or of the individuals who distribute its products.  As of the date of issuance, the outbreak is still evolving and thus there is significant uncertainty as to its ultimate impact on the Company.

Exhibits and Financial Statement Schedules

Security Benefit Life Insurance Company and Subsidiaries

Exhibits and Financial Statement Schedules

Years Ended December 31, 2019 and 2018, and Periods From February 1, 2017 Through December 31, 2017, and January 1, 2017 Through January 31, 2017

Contents

Report of Independent Auditors on Schedules	92

Exhibits and Financial Statement Schedules

Schedule I - Summary of Investments Other Than Investments in Related Parties as of December 31, 2019	93

Schedule III - Supplementary Insurance Information for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017	94

Schedule IV - Reinsurance for the year ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017	95

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company
We have audited the consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) as of December 31, 2019 and 2018, and for the years ended December 31, 2019 and 2018, and the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, and have issued our report thereon dated April 14, 2020 (included elsewhere in this Registration Statement). Our audits of the consolidated financial statements included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the consolidated financial statements.

/s/ Ernst & Young LLP

April 14, 2020

Security Benefit Life Insurance Company and Subsidiaries

Schedule I - Summary of Investments
Other Than Investments in Related Parties
As of December 31, 2019

	December 31, 2019
	Successor
	Cost adjusted for related party	Value adjusted for related party	Amount at which shown in the balance sheet adjusted for related party
Securities available for sale:	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$138,436	$139,329	$139,329
Obligations of government-sponsored
enterprises	284,917	293,113	293,113
Corporate	4,015,067	4,131,045	4,131,045
Foreign governments	35	35	35
Municipal obligations	108,123	120,606	120,606
Commercial mortgage-backed	123,560	128,222	128,222
Residential mortgage-backed	22,046	22,524	22,524
Collateralized debt obligations	6,170	8,659	8,659
Collateralized loan obligations	7,011,301	6,859,113	6,859,113
Redeemable preferred stock	75,762	92,611	92,611
Other asset backed	1,981,210	1,996,569	1,996,569
Total fixed maturity investments	$13,766,627	$13,791,826	$13,791,826

Equity securities:
Consumer	$13,333	$9,600	$9,600
Mutual funds	4,793	4,176	4,176
Preferred stocks	14,575	15,039	15,039
Total equity securities	$32,701	$28,815	$28,815

Securities Fair Value Option:
Fixed maturities	$91,858	$95,664	$95,664

Mortgage loans	1,215,069	1,253,679	1,221,852
Cash and cash equivalents	1,761,772	1,761,776	1,761,776
Short-term investments	2,400	2,400	2,400
Call options	398,688	580,618	580,618
Other invested assets	317,932	317,932	317,932
	$17,587,047	$17,832,710	$17,800,883

See accompanying Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Schedule III - Supplementary Insurance Information

As of December 31, 2019 and 2018

	Deferred policy acquisition cost	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(In Thousands)
Successor
As of December 31, 2019:
Life insurance	$555,029	$28,303,362	$—	$2,002,878
As of December 31, 2018:
Life insurance	421,027	26,799,922	—	1,525,371

	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(In Thousands)
Successor
As of December 31, 2019:
Life insurance	$216,746	$1,677,813	$1,086,693	$118,512	$379,848
As of December 31, 2018:
Life insurance	215,919	1,607,102	660,850	67,928	389,311

See accompanying Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Schedule IV - Reinsurance

Years Ended December 31, 2019 and 2018, and Periods From February 1, 2017 Through December 31, 2017, and January 1, 2017 Through January 31, 2017

	December 31, 2019
	Successor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,088,844	$2,083,502	$74,096	$79,438	93%
Premiums:
Life insurance	20,973	20,973	3,387	3,387	100
Annuity	2,795,596	23,842	8,220	2,779,974	0
Accident and Health Insurance	—	—	1	1	100
Total premiums	$2,816,569	$44,815	$11,607	$2,783,361	0%

	December 31, 2018
	Successor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,199,250	$2,194,529	$64,078	$68,799	93%
Premiums:
Life insurance	23,429	23,430	3,462	3,461	100
Annuity	2,007,314	27,642	10,443	1,990,115	1
Accident and Health Insurance	—	—	1	1	100
Total premiums	$2,030,743	$51,072	$13,905	$1,993,576	1%

	February 1, 2017 Through December 31, 2017
	Successor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,319,342	$2,314,152	$72,770	$77,960	93%
Premiums:
Life insurance	18,539	18,539	3,380	3,380	100
Annuity	2,720,574	41,520	11,163	2,690,217	0
Total premiums	$2,739,113	$60,059	$14,543	$2,693,597	1%

See accompanying Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Schedule IV - Reinsurance

Years Ended December 31, 2019 and 2018, and Periods From February 1, 2017 Through December 31, 2017, and January 1, 2017 Through January 31, 2017

	January 1, 2017 Through January 31, 2017
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,434,019	$2,428,695	$68,272	$73,596	93%
Premiums:
Life insurance	1,905	1,905	329	329	100
Annuity	262,612	3,233	1,045	260,424	0
Total premiums	$264,517	$5,138	$1,374	$260,753	1%

See accompanying Report of Independent Auditors

Financial Statements

Variable Annuity Account XI
Year Ended December 31, 2019
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XI

Financial Statements

Year Ended December 31, 2019

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations and Change in Net Assets	4
Notes to Financial Statements	9
1. Organization and Significant Accounting Policies	9
2. Variable Annuity Contract Charges	11
3. Summary of Unit Transactions	13
4. Financial Highlights	14
5. Subsequent Events	17

Report of Independent Registered Public Accounting Firm

The Board of Directors
  Security Benefit Life Insurance Company and Contract Owners of Variable Annuity Account XI

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account XI (the Separate Account), as of December 31, 2019, and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1998.
April 24, 2020

1

Appendix

Subaccounts comprising Variable Annuity Account XI

Subaccounts	Statements of operations and changes in net assets
Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Strategic Growth Fund	For each of the two years in the period ended December 31, 2019
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2019
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2019
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2019
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2019
Invesco V.I. Global Real Estate Fund	For each of the two years in the period ended December 31, 2019
Invesco V.I. International Growth Fund	For each of the two years in the period ended December 31, 2019
Janus Henderson Research	For each of the two years in the period ended December 31, 2019
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2019.
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2019
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2019
Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2019
T.Rowe Price Mid-Cap Growth	For each of the two years in the period ended December 31, 2019

2

Variable Annuity Account XI
Statements of Net Assets
December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values

Goldman Sachs VIT Small Cap Equity Insights	30,376	$ 384,903	$ 383,351	$ 383,351	11,510	$33.30
Goldman Sachs VIT Strategic Growth	116,349	1,489,801	1,384,554	1,384,554	42,328	32.72
Guggenheim VIF All Cap Value	34,190	887,746	1,124,498	1,124,498	19,308	58.26
Guggenheim VIF Large Cap Value	12,345	479,768	500,598	500,598	15,951	31.38
Guggenheim VIF SMid Cap Value (a)	5,809	409,279	401,835	401,835	11,256	35.79
Guggenheim VIF World Equity Income	41,118	477,225	594,150	594,150	23,185	25.64
Invesco V.I. Global Real Estate	8,837	147,463	161,008	161,008	6,252	25.75
Invesco V.I. International Growth	5,730	205,261	223,825	223,825	9,081	24.65
Janus Henderson VIT Research	5,937	193,512	235,359	235,359	5,885	39.99
Neuberger Berman AMT Sustainable Equity	9,524	203,941	256,859	256,859	7,229	35.53
PIMCO VIT Real Return	7,902	101,792	99,879	99,879	6,981	14.31
PIMCO VIT Total Return	57,271	626,160	631,130	631,130	42,132	14.98
Rydex VIF Energy Services	480	23,430	14,533	14,533	2,990	4.86
T. Rowe Price Mid-Cap Growth	132,666	3,408,912	3,831,385	3,831,385	40,835	93.80

(a) Name change. See Note 1.

3

Variable Annuity Account XI
Statements of Operations and Change in Net Assets
Years Ended December 31, 2019 and 2018, Except as Noted

	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Guggenheim VIF All Cap Value
Net assets as of December 31, 2017	$395,420	$1,050,096	$1,195,960
Investment income (loss):
Dividend distributions	1,916	5,578	12,373
Investment Expenses:
Mortality and expense risk and administrative charges	(5,579)	(16,461)	(11,538)
Net investment income (loss)	(3,663)	(10,883)	835
Increase (decrease) in net assets from operations:
Capital gain distributions	57,401	559,441	88,590
Realized capital gain (loss) on investments	2,922	39,094	50,309
Change in unrealized appreciation (depreciation)	(95,221)	(624,001)	(264,235)
Net gain (loss) on investments	(34,898)	(25,466)	(125,336)
Net increase (decrease) in net assets from operations	(38,561)	(36,349)	(124,501)
Contract owner transactions:
Variable annuity deposits	12,358	53,317	35,935
Terminations, withdrawals and annuity payments	(5,252)	(49,284)	(96,549)
Transfers between subaccounts, net	(19,542)	99,422	(67,942)
Increase (decrease) in net assets from contract transactions	(12,436)	103,455	(128,556)
Total increase (decrease) in net assets	(50,997)	67,106	(253,057)
Net assets as of December 31, 2018	$344,423	$1,117,202	$942,903
Investment income (loss):
Dividend distributions	1,766	3,730	15,603
Investment Expenses:
Mortality and expense risk and administrative charges	(5,043)	(16,948)	(10,576)
Net investment income (loss)	(3,277)	(13,218)	5,027
Increase (decrease) in net assets from operations:
Capital gain distributions	7,769	135,129	82,601
Realized capital gain (loss) on investments	(5,052)	(34,919)	9,610
Change in unrealized appreciation (depreciation)	76,679	271,819	112,105
Net gain (loss) on investments	79,396	372,029	204,316
Net increase (decrease) in net assets from operations	76,119	358,811	209,343
Contract owner transactions:
Variable annuity deposits	6,868	74,292	17,277
Terminations, withdrawals and annuity payments	(61,431)	(147,378)	(46,446)
Transfers between subaccounts, net	17,372	(18,373)	1,421
Increase (decrease) in net assets from contract transactions	(37,191)	(91,459)	(27,748)
Total increase (decrease) in net assets	38,928	267,352	181,595
Net assets as of December 31, 2019	$383,351	$1,384,554	$1,124,498

The accompanying notes are an integral part of these financial statements.
4

Variable Annuity Account XI
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2019 and 2018, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF SMid Cap Value_(a)	Guggenheim VIF World Equity Income
Net assets as of December 31, 2017	$437,937	$450,245	$589,651
Investment income (loss):
Dividend distributions	7,723	2,876	16,496
Investment Expenses:
Mortality and expense risk and administrative charges	(5,550)	(5,024)	(5,809)
Net investment income (loss)	2,173	(2,148)	10,687
Increase (decrease) in net assets from operations:
Capital gain distributions	38,049	67,611	-
Realized capital gain (loss) on investments	438	2,795	14,784
Change in unrealized appreciation (depreciation)	(98,232)	(137,777)	(75,742)
Net gain (loss) on investments	(59,745)	(67,371)	(60,958)
Net increase (decrease) in net assets from operations	(57,572)	(69,519)	(50,271)
Contract owner transactions:
Variable annuity deposits	43,416	27,550	29,567
Terminations, withdrawals and annuity payments	(25,471)	(62,792)	(24,829)
Transfers between subaccounts, net	122,121	60,598	(36,666)
Increase (decrease) in net assets from contract transactions	140,066	25,356	(31,928)
Total increase (decrease) in net assets	82,494	(44,163)	(82,199)
Net assets as of December 31, 2018	$520,431	$406,082	$507,452
Investment income (loss):
Dividend distributions	8,045	3,224	15,420
Investment Expenses:
Mortality and expense risk and administrative charges	(4,852)	(3,829)	(5,621)
Net investment income (loss)	3,193	(605)	9,799
Increase (decrease) in net assets from operations:
Capital gain distributions	28,444	38,070	30,779
Realized capital gain (loss) on investments	5,909	(7,524)	7,473
Change in unrealized appreciation (depreciation)	61,310	61,389	52,626
Net gain (loss) on investments	95,663	91,935	90,878
Net increase (decrease) in net assets from operations	98,856	91,330	100,677
Contract owner transactions:
Variable annuity deposits	22,931	34,319	28,025
Terminations, withdrawals and annuity payments	(48,110)	(40,053)	(43,304)
Transfers between subaccounts, net	(93,510)	(89,843)	1,300
Increase (decrease) in net assets from contract transactions	(118,689)	(95,577)	(13,979)
Total increase (decrease) in net assets	(19,833)	(4,247)	86,698
Net assets as of December 31, 2019	$500,598	$401,835	$594,150

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
5

Variable Annuity Account XI
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2019 and 2018, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. International Growth	Janus Henderson VIT Research
Net assets as of December 31, 2017	$151,041	$211,082	$193,951
Investment income (loss):
Dividend distributions	6,593	4,678	710
Investment Expenses:
Mortality and expense risk and administrative charges	(2,364)	(3,263)	(2,749)
Net investment income (loss)	4,229	1,415	(2,039)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,062	1,584	9,753
Realized capital gain (loss) on investments	736	2,445	2,578
Change in unrealized appreciation (depreciation)	(18,370)	(46,169)	(17,434)
Net gain (loss) on investments	(15,572)	(42,140)	(5,103)
Net increase (decrease) in net assets from operations	(11,343)	(40,725)	(7,142)
Contract owner transactions:
Variable annuity deposits	12,137	19,165	1,281
Terminations, withdrawals and annuity payments	(26,720)	(48,273)	(11,214)
Transfers between subaccounts, net	34,223	61,699	(3,146)
Increase (decrease) in net assets from contract transactions	19,640	32,591	(13,079)
Total increase (decrease) in net assets	8,297	(8,134)	(20,221)
Net assets as of December 31, 2018	$159,338	$202,948	$173,730
Investment income (loss):
Dividend distributions	6,872	3,158	650
Investment Expenses:
Mortality and expense risk and administrative charges	(2,140)	(2,787)	(2,908)
Net investment income (loss)	4,732	371	(2,258)
Increase (decrease) in net assets from operations:
Capital gain distributions	176	12,759	22,180
Realized capital gain (loss) on investments	3,466	3,620	2,336
Change in unrealized appreciation (depreciation)	23,747	34,003	36,001
Net gain (loss) on investments	27,389	50,382	60,517
Net increase (decrease) in net assets from operations	32,121	50,753	58,259
Contract owner transactions:
Variable annuity deposits	15,963	26,464	1,157
Terminations, withdrawals and annuity payments	(9,961)	(11,486)	(14,476)
Transfers between subaccounts, net	(36,453)	(44,854)	16,689
Increase (decrease) in net assets from contract transactions	(30,451)	(29,876)	3,370
Total increase (decrease) in net assets	1,670	20,877	61,629
Net assets as of December 31, 2019	$161,008	$223,825	$235,359

The accompanying notes are an integral part of these financial statements.
6

Variable Annuity Account XI
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2019 and 2018, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT Real Return	PIMCO VIT Total Return
Net assets as of December 31, 2017	$279,102	$116,279	$386,026
Investment income (loss):
Dividend distributions	535	2,772	12,981
Investment Expenses:
Mortality and expense risk and administrative charges	(3,765)	(1,539)	(6,904)
Net investment income (loss)	(3,230)	1,233	6,077
Increase (decrease) in net assets from operations:
Capital gain distributions	13,932	-	6,338
Realized capital gain (loss) on investments	8,358	(905)	(4,902)
Change in unrealized appreciation (depreciation)	(35,223)	(4,405)	(13,997)
Net gain (loss) on investments	(12,933)	(5,310)	(12,561)
Net increase (decrease) in net assets from operations	(16,163)	(4,077)	(6,484)
Contract owner transactions:
Variable annuity deposits	182	-	34,522
Terminations, withdrawals and annuity payments	(27,512)	(9,446)	(42,476)
Transfers between subaccounts, net	(6,123)	-	154,203
Increase (decrease) in net assets from contract transactions	(33,453)	(9,446)	146,249
Total increase (decrease) in net assets	(49,616)	(13,523)	139,765
Net assets as of December 31, 2018	$229,486	$102,756	$525,791
Investment income (loss):
Dividend distributions	709	1,514	15,930
Investment Expenses:
Mortality and expense risk and administrative charges	(3,365)	(1,282)	(7,288)
Net investment income (loss)	(2,656)	232	8,642
Increase (decrease) in net assets from operations:
Capital gain distributions	13,620	-	-
Realized capital gain (loss) on investments	4,704	(1,354)	(2,052)
Change in unrealized appreciation (depreciation)	36,712	7,415	27,242
Net gain (loss) on investments	55,036	6,061	25,190
Net increase (decrease) in net assets from operations	52,380	6,293	33,832
Contract owner transactions:
Variable annuity deposits	884	5,916	221,885
Terminations, withdrawals and annuity payments	(16,297)	(8,750)	(152,326)
Transfers between subaccounts, net	(9,594)	(6,336)	1,948
Increase (decrease) in net assets from contract transactions	(25,007)	(9,170)	71,507
Total increase (decrease) in net assets	27,373	(2,877)	105,339
Net assets as of December 31, 2019	$256,859	$99,879	$631,130

The accompanying notes are an integral part of these financial statements.
7

Variable Annuity Account XI
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2019 and 2018, Except as Noted

	Rydex VIF Energy Services	T. Rowe Price Mid-Cap Growth
Net assets as of December 31, 2017	$20,167	$3,559,904
Investment income (loss):
Dividend distributions	714	-
Investment Expenses:
Mortality and expense risk and administrative charges	(237)	(50,276)
Net investment income (loss)	477	(50,276)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	476,938
Realized capital gain (loss) on investments	(4,495)	74,855
Change in unrealized appreciation (depreciation)	(2,475)	(606,446)
Net gain (loss) on investments	(6,970)	(54,653)
Net increase (decrease) in net assets from operations	(6,493)	(104,929)
Contract owner transactions:
Variable annuity deposits	5,983	153,788
Terminations, withdrawals and annuity payments	(12,074)	(234,031)
Transfers between subaccounts, net	-	(95,979)
Increase (decrease) in net assets from contract transactions	(6,091)	(176,222)
Total increase (decrease) in net assets	(12,584)	(281,151)
Net assets as of December 31, 2018	$7,583	$3,278,753
Investment income (loss):
Dividend distributions	-	4,927
Investment Expenses:
Mortality and expense risk and administrative charges	(152)	(49,859)
Net investment income (loss)	(152)	(44,932)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	267,273
Realized capital gain (loss) on investments	(108)	46,882
Change in unrealized appreciation (depreciation)	(114)	657,526
Net gain (loss) on investments	(222)	971,681
Net increase (decrease) in net assets from operations	(374)	926,749
Contract owner transactions:
Variable annuity deposits	7,328	89,997
Terminations, withdrawals and annuity payments	(4)	(431,446)
Transfers between subaccounts, net	-	(32,668)
Increase (decrease) in net assets from contract transactions	7,324	(374,117)
Total increase (decrease) in net assets	6,950	552,632
Net assets as of December 31, 2019	$14,533	$3,831,385

The accompanying notes are an integral part of these financial statements.
8

Variable Annuity Account XI
Notes to Financial Statements
December 31, 2019

1. Organization and Significant Accounting Policies

Variable Annuity Account XI (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Goldman Sachs VIT Small Cap Equity Insights	Institutional	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Institutional	Goldman Sachs Asset Management, LP	-
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. International Growth	Series I	Invesco Advisers, Inc.	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
Rydex VIF Energy Services	-	Security Investors, LLC	-
T. Rowe Price Mid-Cap Growth	-	T. Rowe Price Associates, Inc.	-

Fourteen subaccounts are currently offered by the Account, all of which had activity.

Certain of the underlying mutual funds are managed by Security Investors, LLC, doing business as Guggenheim Investments, or Guggenheim Partners Investment Management, LLC, related parties to Security Benefit Corporation prior to January 1, 2019.  Such funds pay annual investment advisory fees directly to Security Investors, LLC and Guggenheim Partners Investment Management, LLC. of up to 1.17% of average net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

9

Variable Annuity Account XI
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name change was made effective:
Date	New Name	Old Name

November 11, 2019	Guggenheim VIF SMid Cap Value	Guggenheim VIF Mid Cap Value

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2019, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Goldman Sachs VIT Small Cap Equity Insights	$ 31,535	$ 64,234
Goldman Sachs VIT Strategic Growth	301,034	270,582
Guggenheim VIF All Cap Value	110,973	51,093
Guggenheim VIF Large Cap Value	98,362	185,414
Guggenheim VIF SMid Cap Value (a)	90,611	148,723
Guggenheim VIF World Equity Income	71,200	44,601
Invesco V.I. Global Real Estate	24,792	50,335
Invesco V.I. International Growth	48,364	65,110
Janus Henderson VIT Research	40,844	17,552
Neuberger Berman AMT Sustainable Equity	14,816	28,859
PIMCO VIT Real Return	14,071	23,009
PIMCO VIT Total Return	249,848	169,699
Rydex VIF Energy Services	7,308	136
T. Rowe Price Mid-Cap Growth	392,921	544,697

(a) Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2019, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically

10

Variable Annuity Account XI
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2019.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.45% of the average daily net assets of each subaccount.

Administration and Distribution Charge: SBL is currently charging an annual rate of 0.91% of each subaccount’s average daily net assets, except the Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Mid Cap Value and Guggenheim VIF World Equity Income subaccounts, which are being charged an annual rate of 0.56%.  SBL may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each subaccount’s average daily net assets, except the Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Mid Cap Value and Guggenheim VIF World Equity Income subaccounts, for which the maximum annual rate is 0.59%.

11

Variable Annuity Account XI
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

12

Variable Annuity Account XI
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2019 and 2018, were as follows:

	2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Goldman Sachs VIT Small Cap Equity Insights	773	(1,998)	(1,225)	655	(1,098)	(443)
Goldman Sachs VIT Strategic Growth	5,757	(9,089)	(3,332)	9,930	(6,163)	3,767
Guggenheim VIF All Cap Value	310	(834)	(524)	847	(3,268)	(2,421)
Guggenheim VIF Large Cap Value	2,227	(6,273)	(4,046)	6,003	(1,076)	4,927
Guggenheim VIF SMid Cap Value (a)	1,564	(4,567)	(3,003)	4,138	(3,499)	639
Guggenheim VIF World Equity Income	1,137	(1,749)	(612)	1,214	(2,552)	(1,338)
Invesco V.I. Global Real Estate	759	(2,015)	(1,256)	2,080	(1,160)	920
Invesco V.I. International Growth	1,519	(2,881)	(1,362)	3,487	(2,153)	1,334
Janus Henderson VIT Research	491	(401)	90	125	(530)	(405)
Neuberger Berman AMT Sustainable Equity	23	(795)	(772)	7	(1,034)	(1,027)
PIMCO VIT Real Return	886	(1,587)	(701)	-	(703)	(703)
PIMCO VIT Total Return	15,909	(11,290)	4,619	20,336	(9,845)	10,491
Rydex VIF Energy Services	1,454	(1)	1,453	762	(1,417)	(655)
T. Rowe Price Mid-Cap Growth	1,630	(6,053)	(4,423)	3,898	(6,125)	(2,227)

(a) Name change. See Note 1.

13

Variable Annuity Account XI
Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2019, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Goldman Sachs VIT Small Cap Equity Insights
2019	11,510	33.30	383,351	0.49	1.36	23.15
2018	12,735	27.04	344,423	0.52	1.36	(9.90)
2017	13,178	30.01	395,420	0.56	1.36	10.09
2016	12,587	27.26	343,177	1.17	1.36	21.53
2015	12,032	22.43	269,931	0.30	1.36	(3.49)
Goldman Sachs VIT Strategic Growth
2019	42,328	32.72	1,384,554	0.30	1.36	33.71
2018	45,660	24.47	1,117,202	0.51	1.36	(2.39)
2017	41,893	25.07	1,050,096	0.55	1.36	28.89
2016	40,289	19.45	783,462	0.64	1.36	0.57
2015	37,414	19.34	723,222	0.36	1.36	2.00
Guggenheim VIF All Cap Value
2019	19,308	58.26	1,124,498	1.51	1.01	22.50
2018	19,832	47.56	942,903	1.16	1.01	(11.53)
2017	22,253	53.76	1,195,960	1.06	1.01	13.63
2016	22,174	47.31	1,048,816	1.47	1.01	21.46
2015	24,894	38.95	969,325	1.02	1.01	(5.67)
Guggenheim VIF Large Cap Value
2019	15,951	31.38	500,598	1.58	1.01	20.55
2018	19,997	26.03	520,431	1.61	1.01	(10.43)
2017	15,070	29.06	437,937	1.28	1.01	14.64
2016	14,232	25.35	360,719	1.65	1.01	20.20
2015	12,304	21.09	259,488	1.14	1.01	(6.06)

14

Variable Annuity Account XI
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF SMid Cap Value (a)
2019	11,256	35.79	401,835	0.80	1.01	25.45
2018	14,259	28.53	406,082	0.67	1.01	(13.86)
2017	13,620	33.12	450,245	0.68	1.01	12.54
2016	12,100	29.43	355,242	0.83	1.01	25.50
2015	9,348	23.45	218,580	0.62	1.01	(7.75)
Guggenheim VIF World Equity Income
2019	23,185	25.64	594,150	2.80	1.01	20.21
2018	23,797	21.33	507,452	3.01	1.01	(9.12)
2017	25,135	23.47	589,651	2.92	1.01	13.93
2016	24,903	20.60	512,886	2.88	1.01	9.23
2015	24,200	18.86	456,145	3.47	1.01	(1.67)
Invesco V.I. Global Real Estate
2019	6,252	25.75	161,008	4.29	1.36	21.35
2018	7,508	21.22	159,338	4.25	1.36	(7.46)
2017	6,588	22.93	151,041	3.18	1.36	11.53
2016	6,172	20.56	126,882	1.76	1.36	0.64
2015	4,246	20.43	86,724	3.56	1.36	(2.81)
Invesco V.I. International Growth
2019	9,081	24.65	223,825	1.48	1.36	26.87
2018	10,443	19.43	202,948	2.26	1.36	(16.14)
2017	9,109	23.17	211,082	1.45	1.36	21.31
2016	8,507	19.10	162,453	1.33	1.36	(1.80)
2015	8,226	19.45	159,991	1.79	1.36	(3.67)
Janus Henderson VIT Research
2019	5,885	39.99	235,359	0.32	1.36	33.39
2018	5,795	29.98	173,730	0.39	1.36	(4.16)
2017	6,200	31.28	193,951	0.23	1.36	25.82
2016	5,676	24.86	141,114	0.41	1.36	(1.07)
2015	3,476	25.13	87,371	0.58	1.36	3.63

(a) Name change. See Note 1.

15

Variable Annuity Account XI
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Neuberger Berman AMT Sustainable Equity
2019	7,229	35.53	256,859	0.29	1.36	23.88
2018	8,001	28.68	229,486	0.21	1.36	(7.21)
2017	9,028	30.91	279,102	0.36	1.36	16.51
2016	9,041	26.53	239,877	0.55	1.36	8.15
2015	6,977	24.53	171,164	0.38	1.36	(1.96)
PIMCO VIT Real Return
2019	6,981	14.31	99,879	1.49	1.36	6.95
2018	7,682	13.38	102,756	2.53	1.36	(3.53)
2017	8,385	13.87	116,279	2.46	1.36	2.29
2016	9,085	13.56	123,218	2.57	1.36	3.75
2015	4,970	13.07	64,953	4.12	1.36	(4.04)
PIMCO VIT Total Return
2019	42,132	14.98	631,130	2.75	1.36	6.85
2018	37,513	14.02	525,791	2.85	1.36	(1.89)
2017	27,022	14.29	386,026	1.86	1.36	3.48
2016	30,183	13.81	416,599	2.07	1.36	1.32
2015	31,283	13.63	426,338	5.17	1.36	(0.94)
Rydex VIF Energy Services
2019	2,990	4.86	14,533	-	1.36	(1.42)
2018	1,537	4.93	7,583	5.15	1.36	(46.35)
2017	2,192	9.19	20,167	-	1.36	(19.74)
2016	7,642	11.45	87,543	0.37	1.36	21.42
2015	1,956	9.43	18,441	0.35	1.36	(32.59)
T. Rowe Price Mid-Cap Growth
2019	40,835	93.80	3,831,385	0.14	1.36	29.50
2018	45,258	72.43	3,278,753	-	1.36	(3.36)
2017	47,485	74.95	3,559,904	-	1.36	23.07
2016	45,072	60.90	2,745,202	-	1.36	4.82
2015	45,748	58.10	2,658,368	-	1.36	5.12

16

Variable Annuity Account XI
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative, distribution, and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has  performed an evaluation of subsequent events through the date of the financial statements.  The worldwide COVID-19 outbreak in the first quarter of 2020 has led to an extreme downturn and volatility of the financial markets and wide-ranging changes in consumer behavior.  As the economic and regulatory environment continues to evolve, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.  No other items or events were identified that required disclosure.

17

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
a.	Financial Statements
The following financial statements are included in Part B of this Registration Statement:  (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2019 and 2018 and for the years ended December 31, 2019 and 2018, and for the periods February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017; and (2) the audited financial statements of Variable Annuity Account XI at December 31, 2019, and for each of the specified periods ended December 31, 2019 and 2018, or for portions of such periods as disclosed in the financial statements.
b.	Exhibits
(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a)	Facilities Agreement(k)
(b)	Form of Master Agreement(d)
(c)	Distribution Agreement – Scarborough(c)
(d)	Distribution Agreement – SDL(s)
(4)	Group Unallocated Policy Form (GV6059 1‑99)(a)
(5)	Application (GV7624 6‑99)(d)
(6)	(a)	Composite of Articles of Incorporation of SBL(b)
(b)	Bylaws of SBL(e)
(7)	Not Applicable
(8)	(a)	Participation Agreement – Goldman Sachs(h)
(b)	Participation Agreement – T. Rowe Price(p)
(i)	Amendment No. 4(r)
(c)	Participation Agreement – Neuberger Berman(l)
(d)	Participation Agreement – PIMCO(q)
(e)	Participation Agreement – Janus(o)
(f)	Participation Agreement – AIM(p)
(g)	Participation Agreement – Rydex(i)
(i)	Amendment No. 6(n)
(h)	Participation Agreement – SBL Fund(m)
(i)	Information Sharing Agreement – Goldman Sachs(g)
(j)	Information Sharing Agreement – T. Rowe Price(g)
(k)	Information Sharing Agreement – Security Funds(g)
(l)	Information Sharing Agreement – Janus(g)
(m)	Information Sharing Agreement – Neuberger Berman(j)
(n)	Information Sharing Agreement – PIMCO(j)
(o)	Information Sharing Agreement – AIM(j)
(p)	Information Sharing Agreement – Rydex(j)

(9)	Opinion of Counsel(f)
(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel
(11)	Not Applicable
(12)	Not Applicable
(13)	(a) Powers of Attorney of John F. Guyot, Michael P. Kiley, Roger S. Offermann, Barry G. Ward, Joseph Wittrock and Douglas G. Wolff(e)
(b) Power of Attorney of John P. Wohletz(s)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed July 30, 1999).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed February 23, 2005).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed October 26, 1999).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed May 1, 2000).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2016).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2015).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 27, 2007).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2012).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed April 28, 2006).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 27, 2007).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2019).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2018).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed December 28, 2012).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2020).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2013).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 28, 2017).

Item 25. Directors and Officers of the Depositor
Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Chairman of the Board
Douglas G. Wolff	President and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer and Director
Roger S. Offerman	Senior Vice President, Chief Actuary and Director
Kevin M. Watt	Vice President
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Albert J. DalPorto	Vice President, Product Development and Market Research
Jackie R. Fox	Vice President
Rui Guo	Vice President
Amy L. Comer	Vice President, Assistant General Counsel
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer, Director
David G. Byrnes	Vice President
Dustin Stejskal	Vice President, Chief Digital Officer
Cherie L. Huffman	Vice President, Investments
John R. Keddy	Vice President, Chief Technology Officer and Chief Information Security Officer
Robert Cicchi	Vice President and Chief Underwriter
John P. Wohletz	Vice President and Chief Accounting Officer
Susan J Lacey	Vice President and Controller
Jeanne R. Slusher	Vice President and Director of Audit
Carmen R. Hill	Vice President, Chief Compliance Officer and Chief Privacy Officer
Danny D. Purcell	Vice President, Appointed Actuary
Craig P. Weishaar	Vice President
Chris Ogburn	Vice President, Life Insurance
Richard J. wells	Vice President
*One Security Benefit Place, Topeka, KS 66636.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (will be updated)
The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registrant is a segregated asset account of SBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.

Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
123 West 57th Street Holdings LLC	DE	90%	by CI W57th Street Holdings LLC
123 West 57th Street Property Owner LLC	DE	100%	by 123 West 57th Street Holdings LLC
125 West 57th Street Holdings LLC	DE	90%	by CI W57th Street Holdings LLC
125 West 57th Street Mezz, LLC	DE	100%	by 125 West 57th Street Holdings LLC
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Holdings LLC
13 FEG Asset Production, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG LA Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Touring Events, LLC	DE	100%	by 13FEG Ops, LLC
13FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13FEG Columbus Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG New Orleans, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13th Floor Denver Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
234 Productions, LLC	DE	100%	by Fulwell 73 Productions US, Inc.
2525 Atlantic LLC	DE	100%	by Eldridge Charlston LLC
3030 Chain Bridge Road, LLC	DE	90%	by SBT Investors, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	GBR	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	99.99%	by 37-41 Mortimer Street LLP
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	40%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A Bus Could Run Limited	GBR	100%	by Fulwell 73 Limited
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	35%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC

Name	Jurisdiction	Percent of Voting Securities Owned
A24 Productions 1 LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by A24 TV LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
AB 148 Madison, LLC	NY	100%	by Aurify Brands, LLC
ABA Products LLC	DE	100%	by Lifestyle Products Group LLC
ACS Nextant Holdings LLC	DE	100%	by SCF Aviation Capital LLC
Aequitas Estates (Poyle) Ltd	GBR	100%	by GDL (Aylesbury) Ltd
After The Fact LLC	DE	100%	by A24 Films LLC
AIC The Film Limited	GBR	100%	by Fulwell 73 Limited
Air Eldridge LLC	DE	100%	by Eldridge Corporate Services, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
Arch Portfolio Trust, LLC	DE	100%	by EPH, LLC
Arotr LLC	DE	49%	by StarVista Live LLC
Arstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Asian Perspective Media, LLC	DE	100%	by Valence APM, LLC
Asylum Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Atrium Sports, Inc.	DE	51.07%	by Palmer Portfolio Trust, LLC
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	30.2%	by Steamboat Portfolio Trust, LLC
Aurify Brands, LLC	NY	29.7%	by Putnam Asset Holdings, LLC
Aurify Brands, LLC	NY	23.2%	by Arch Portfolio Trust, LLC
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Baia Waterviews LLC	DE	100%	by CHE Edgewater LLC
Baleta sp.zo.o	Poland	100%	by PZO JV B.V.
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Capital Funding Trust	DE	100%	by EPH Holdings, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Security Benefit Corporation
Bath Road Properties Ltd.	GBR	75%	by Galliard Developments Ltd
BBMA Holdings I, LLC	DE	100%	by dcp LLC
BBMA Holdings II, LLC	DE	51%	by BBMA Parent, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BCM 625 Broadway Holdco LLC	DE	93%	by CI San Diego Holdings LLC
BCM 625 Broadway LLC	DE	100%	by BCM 625 Broadway Holdco LLC
BD-100-1A10 20084, LLC	DE	100%	by FX Leasing, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Be Funny When You Can LLC	LA	100%	by A24 Films LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
BEEU The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
BH Luxury Residences, LLC	DE	100%	by BHLR Investco, LLC
BHDM LendCo, LLC	DE	100%	by Cain International LP

Name	Jurisdiction	Percent of Voting Securities Owned
BHLR Investco, LLC	DE	65%	by CI BH Holdings LLC
Big Week CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Big Week Productions, LLC	CA	100%	by MRC II Holdings, LP
Big Week UK Limited	GBR	100%	by MRC II Holdings, LP
Bilbao Asset Holdings, LLC	DE	100%	by Bilbao Capital, LLC
Bilbao Capital, LLC	DE	100%	by SBT Investors, LLC
Bilbao-KCI, LLC	DE	90%	by Bilbao Capital, LLC
Billboard I, LLC	DE	100%	by MRC Media Entertainment Group LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Billboard IP Holdings, LLC	DE	50%	by BBMA Holdings, LLC
Bird of Paradise LLC	DE	100%	by A24 Films LLC
Blackbrook Capital (Europe) Carry LP	UK	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) GP, LLC	DE	100%	by Eldridge BBLP, LLC
Blackbrook Capital (Europe) LP	UK	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Bleeker Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Brewskee Limited	GBR	100%	by Competitive Socialising Limited
Bridge Road Southall 2 Ltd	GBR	100%	by Bridge Road Southall Ltd
Bridge Road Southall Ltd	GBR	64.3%	by Galliard Developments Ltd
Bridge Road Southall Newco Limited	GBR	61.9%	by Galliard Developments Ltd
Bros The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Buda Hills JV B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
C092 The Film Limited	GBR	50%	by Fulwell 73 Limited
C4G Holdings LLC	DE	100%	by Lifestyle Products Group LLC
Cain Hoy Enterprises (U.K.) Limited	GBR	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	GBR	100%	by CH Capital A Holdings LLc
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by Cain International AM LP
Cain International Agent Ltd	GBR	100%	by Cain International AM LP
Cain International AM LP	GBR	0%	Mgmt. by CI AM GP Ltd
Cain International Equity Fund 1 CIP GP	GBR	100%	by Cain International AM LP
Cain International Equity Fund 1 CIP LP	GBR	0%	Mgmt. by Cain International Equity Fund 1 CIP GP
Cain International Equity Fund 1 GP Limited	GBR	100%	by Cain International AM LP
Cain International Equity Fund 1 LP	GBR	0%	Mgmt. by Cain International Equity Fund 1 GP Limited
Cain International Equity Fund 2 GP LLC	DE	100%	by Cain International AM LP
Cain International Equity Fund 2 LP	DE	80%	by Cain International Equity Fund 2 GP LLC
Cain International Equity Fund 2 LP	DE	20%	by CI Founder Partner LP
Cain International European Real Estate Opportunity Fund I GP Limited	JEY	100%	by Cain International AM LP
Cain International European Real Estate Opportunity Fund I LP	JEY	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by Cain International AM LP
Cain International UK Services Ltd	GBR	100%	by Cain International AM LP
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
Canon Portfolio Trust, LLC	KS	100%	by EPH, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Holdings, LLC	DE	86%	by Wanamaker Portfolio Trust, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM 2018-5 Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-6 Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-7, Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2019-10, Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2019-11, Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2019-9, Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM Charleston, LLC	DE	100%	by CBAM Holdings, LLC
CBAM CLO 2017-1, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-2, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-3, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-4, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO Management LLC	DE	100%	by CBAM Partners, LLC
CBAM Equity Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM Equity Fund, LP	DE	100%	by CBAM Equity Fund GP, LLC
CBAM Feeco, LLC	DE	100%	by CBAM Partners, LLC
CBAM Holdings, LLC	DE	56.5%	by Eldridge AM Holdings, LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CBAM Secured Loan Fund GP, LLC	DE	100%	by CBAM Holdings, LLC
CBAM Secured Loan Fund, LP	DE	100%	by CBAM Secured Loan Fund GP, LLC
CBCP Holdings, LLC	DE	100%	by EPH II, LLC
Celiana sp. zo. O	Poland	100%	by PZO JV B.V.
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLC	DE	100%	by Cain Hoy UK Holdings Limited
CH Galliard (Courchevef PW) LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	0%	Board rights held by CH Capital A Holdings LLc
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Security Benefit Corporation
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chemex I Corp.	OK	100%	by El Dorado Chemical Company
Cherokee Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Chubby Panda LLC	DE	100%	by A24 Films LLC
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI BH Holdings II LLC	DE	71.49%	by Cain International LP
CI BH Holdings II LLC	DE	28.51%	by Mason Portfolio Trust, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
CI BH Holdings LLC	DE	71.5%	by Cain International LP
CI BH Holdings LLC	DE	28.5%	by Wanamaker Portfolio Trust, LLC
CI Boston Holdings LLC	DE	49%	by Cain International LP
CI Boston Holdings LLC	DE	51%	by Cain International Equity Fund 2 LP
CI CB3 Subfund	Ireland	100%	by Cain International Equity Fund 1 LP
CI Diplomat Holdings LLC	DE	100%	by Cain International LP
CI DMO Holdings LLC	DE	100%	by Cain International LP
CI EREO I CIP GP Limited	JEY	100%	by Cain International AM LP
CI EREO I CIP LP	JEY	0%	Mgmt. by CI EREO I CIP GP Limited
CI ExchangeCo Limited	GBR	99%	by Cain Hoy UK Holdings Limited
CI ExchangeCo Limited	GBR	1%	by Cain Hoy Enterprises (U.K.) Limited
CI FCL Funding 1 Limited	GBR	100%	by CI FCL Investor LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
CI Founder Partner GP LLC	DE	100%	by Cain International LP
CI Founder Partner LP	DE	0%	Mgmt. by CI Founder Partner GP LLC
CI San Diego Holdings LLC	DE	14%	by Cain International LP
CI US Services GP LLC	DE	100%	by Cain International AM LP
CI W57th Street Holdings LLC	DE	49%	by Cain International LP
CI W57th Street Holdings LLC	DE	51%	by Cain International Equity Fund 2 LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International Equity Fund 1 LP
CLC Productions, LLC	DE	100%	by dick clark productions, LLC
Click Records, Inc.	DE	100%	by dcp Holdco I, LLC
Collins Park, LLC	KS	100%	by Dayton Funding, LLC
Colpy Limited	JEY	100%	by Dynamo PW S.a.r.l.
Competitive Socialising Limited	GBR	68.81%	by Jampurchaseco Limited
Competitive Socializing U.S., LLC	DE	100%	by Competitive Socialising Limited
Corporate Funding VIII, LLC	DE	100%	by EPH Holdings, LLC
Country Cruise 16 LLC	DE	100%	by StarVista Live LLC
Country Cruise 17 LLC	DE	100%	by StarVista Live LLC
Country Cruise II, LLC	DE	100%	by StarVista Live LLC
Country Cruise LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 18 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 19 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 20 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 21 LLC	DE	100%	by StarVista Live LLC
CP Guarantor, LLC	DE	100%	by MRC II Holdings, LP
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CP Lender, LLC	DE	100%	by MRC II Holdings, LP
CPI Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Craneshaw House Limited	GBR	66%	by Galliard Developments Ltd
Creativity Media Ltd	GBR	100%	by Fulwell 73 Limited
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
Davisville Holdings S.a r.l	LUX	90%	by CIEF1 UK Holdings Limited
Dawn Acres, LLC	KS	100%	by Security Benefit Corporation
Dayton Funding, LLC	DE	100%	by Security Benefit Corporation
DC Company Music, LLC	CA	100%	by dick clark productions, LLC
dcp Corp.	DE	100%	by dcp Holdco I, LLC
DCP Funding LLC	DE	81.5%	by Valence Media Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
DCP Guaranty Services, LLC	DE	100%	by dick clark productions, LLC
dcp Holdco I, LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by Mirror Media IP Holdings, LLC
dcp LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by dcp LLC
Dcpl investco, LLC	DE	100%	by dcp LLC
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
DHAI Video LLC	DE	100%	by Direct Holdings Global LLC
Dick Clark Communications, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Features, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Film Group, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Kids, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Media Archives, LLC	CA	100%	by dick clark productions, LLC
dick clark productions, LLC	DE	100%	by dcp LLC
Dick Clark Restaurants, Inc.	DE	100%	by dcp Holdco I, LLC
Digital Media Asset Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Direct Holdings Americas, Inc.	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Channel LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Global LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Libraries Inc.	DE	100%	by dcp Holdco I, LLC
Direct Holdings U.S. Corp.	DE	100%	by Direct Holdings Global LLC
DLICT, LLC	DE	75%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Dos Hermanas LLC	DE	100%	by A24 Films LLC
DS Malecon Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	LUX	50%	by CH Galliard (Courchevef PW) LLP
Dynamo Holdings SCSP	LUX	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	LUX	100%	by Dynamo Holdings SCSP
E&D PH RE Holdings LLC	DE	100%	by E&D RE Holdings LLC
E&D RE Holdings LLC	DE	49.99%	by Eldridge E&D RE Holdings LLC
E&D W RE 1546 NC HWY 56 LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 1808 MIAMI BLVD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 2214 ERIC LANE LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 226 GRAHAM-HOPDALE RD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 2423 S CHURCH ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 375 S CHURTON ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 735 MADISON BLVD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 808 E ATLANTIC ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE Holdings LLC	DE	100%	by E&D RE Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
E&D W RE 1301 MEBANE OAKS RD LLC	DE	100%	by E&D W RE Holdings LLC
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
Earhart Capital, LLC	KS	100%	by Security Benefit Corporation
Echidna Capital LLC	DE	70%	by Anthony D. Minella, Individual
EDC Ag Products Company L.L.C.	OK	100%	by El Dorado Chemical Company
Eden T Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Eden T Productions LLC	CA	100%	by Eden T Entertainment Inc.
E-HS Investor II, LLC	DE	100%	by EHSI Holdings II, LLC
E-HS Investor, LLC	DE	100%	by EHSI Holdings, LLC
EHSI Holdings II, LLC	DE	100%	by Dayton Funding, LLC
EHSI Holdings, LLC	DE	100%	by Dayton Funding, LLC
EKW Holdings II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings III LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings IV LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
El Dorado Ammonia L.L.C.	OK	100%	by El Dorado Chemical Company
El Dorado Chemical Company	OK	100%	by LSB Chemical L.L.C.
El Dorado Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Eldridge 625 Broadway, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Aircraft Services LLC	DE	100%	by EPH II, LLC
Eldridge AM Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge BB Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge BBLP, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Bitkraft Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Business Services LLC	DE	99%	by Eldridge Corporate Services, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Charlston LLC	DE	100%	by Eldridge CHG Holdings LLC
Eldridge CHG Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CI GP LLC	DE	100%	by Eldridge CI Holdings II LLC
Eldridge CI Holdings II LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge CI LP LLC	DE	100%	by Eldridge CI Holdings II LLC
Eldridge Corporate Funding LLC	DE	100%	by EPH II, LLC
Eldridge Corporate Services, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge DK Holdings, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge DK II, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge DK, LLC	DE	100%	by Eldridge DK Holdings, LLC
Eldridge DMO, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge E&D RE Holdings LLC	DE	100%	by EPH, LLC
Eldridge ELO Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Equipment Finance LLC	DE	100%	by EPH II, LLC
Eldridge Esports Funding II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Esports One Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Executive Services LLC	DE	99%	by Eldridge Corporate Services, LLC
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Funding, LLC	DE	100%	by Security Benefit Corporation
Eldridge Gaming 247 Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Gizer Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Industries, LLC	DE	0%	Echidna Capital LLC
Eldridge Industries, LLC	DE	85.36%	by SBT Investors, LLC
Eldridge Industries, LLC	DE	2.1%	by Bilbao-KCI, LLC
Eldridge Maranon Holdings, LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge NPC Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge PayActiv Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Pixion Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge SBC Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by Eldridge Corporate Services, LLC
Eldridge SLG Holdings, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge Truebill Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge VS, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eli Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Eli Entertainment LLC	CA	100%	by Eli Entertainment Inc.
Elia Management LLC	DE	100%	by A24 Films LLC
Ellicott Limited	JEY	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	99%	by Elliott Bay Parent LLC
Elliott Bay Healthcare Realty Holdings II LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings III LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty II LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings II LLC
Elliott Bay Healthcare Realty III LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings III LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Elliott Bay Holdings LLC	DE	91.89%	by Elliott Bay Parent LLC
Elliott Bay LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Parent LLC	DE	100%	by Mason Portfolio Trust, LLC
Ellis Funding LLC	DE	97.5%	by SCF Aviation Capital LLC
Elm Portfolio Trust LLC	DE	100%	by EPH II, LLC
Elo Entertainment Inc.	DE	28%	by Eldridge ELO Funding LLC
EMB 550 36, LLC	DE	100%	by FX Leasing, LLC
E-OZ 2019-1, LLC	DE	99%	by Eldridge Industries, LLC
EPH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
EPH II, LLC	DE	100%	by EPH Holdings, LLC
EPH, LLC	DE	100%	by EPH II, LLC
Epic Aero, Inc.	DE	17.2%	by Epic Preferred Holdings LLC
Epic Preferred Holdings LLC	DE	27.2%	by Palmer Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	38.5%	by Steamboat Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	34.4%	by Putnam Asset Holdings, LLC
Everest Fuel Management, LLC	DE	100%	by Tuvoli, LLC
F&B Advisory Company LLC	DE	50%	by Eldridge NPC Holdings LLC
F73 Productions Limited	GBR	100%	by Fulwell 73 Limited
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Fairlawn Funding, LLC	DE	100%	by Security Benefit Corporation
False Positive LLC	DE	100%	by A24 Films LLC
Family Secret Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
Farah Film Limited	GBR	100%	by Fulwell 73 UK Limited

Name	Jurisdiction	Percent of Voting Securities Owned
Farmhold Financial Holdings LLC	DE	50%	by Canon Portfolio Trust, LLC
Farmhold Financial LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Holdings LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Intermediate Holdings LLC	DE	100%	by Farmhold Financial Management Holdings LLC
Farmhold Financial Management LLC	DE	1%	by Farmhold Financial Management Intermediate Holdings LLC
Farmhold Financial Management LLC	DE	99%	by Farmhold Financial Management Holdings LLC
Farmhold Lending LLC	DE	100%	by Farmhold Financial Holdings LLC
FC Virginia Soccer Club LLC	VA	100%	by Cain International LP
Fear Farm Holdings, LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Felix Keane Enterprises LLC	DE	100%	by A24 Films LLC
Fever Lake LLC	LA	100%	by A24 Films LLC
Fever Lake Rights LLC	DE	100%	by A24 Films LLC
Fevo, Inc.	DE	20.19%	by Wanamaker Portfolio Trust, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 148 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 24 E12, LLC	DE	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGC Westport, LLC	DE	100%	by Fields GC, LLC
Fields GC, LLC	NY	56%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99%	by Film Expo Group Holdings LLC
First Sec Bft Life Ins & Annuity Co of NY	NY	100%	by SBL Holdings, LLC
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Tacos Holdings, LLC
Flairjet Ltd.	DE	100%	by Volare Acquisitions, Limited
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 16 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 17 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 18 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 19 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 20 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise Fall 21 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise Spring 21 LLC	DE	100%	by StarVista Live LLC
Fortwell Capital Limited	GBR	80%	by Cain International II LP
Fox River Investments, LLC	DE	100%	by Spoon River Investments, LLC
FP Rights LLC	DE	100%	by A24 Films LLC
Free State Funding, LLC	KS	100%	by Security Benefit Corporation
Froome Film Limited	GBR	100%	by Fulwell 73 UK Limited
Fulwell 73 Holdco Limited	GBR	32%	by Valence FW73, LLC
Fulwell 73 Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell 73 Productions US, Inc.	DE	100%	by Fulwell 73 UK Limited
Fulwell 73 Project Q, LLC	Qatar	100%	by Fulwell 73 UK Limited

Name	Jurisdiction	Percent of Voting Securities Owned
Fulwell 73 UK Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell Music Limited	GBR	100%	by Fulwell 73 Limited
Future Autumn LLC	DE	100%	by A24 Films LLC
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
G6000-9796 LLC	DE	95%	by SCF Aviation Capital LLC
GA24 LLC	DE	50%	by A24 Films LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
Gaming 247, Inc.	DE	13.9%	by Eldridge Gaming 247 Funding LLC
GDL (Aylesbury) Ltd	GBR	51%	by Galliard Developments Ltd
GDL (Birmingham Middleway) Ltd	GBR	66%	by Galliard Developments Ltd
GDL (Cheltenham) Holdings Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Cheltenham) Ltd	GBR	100%	by GDL (Cheltenham) Holdings Ltd
GDL (Chiswick) LLP	GBR	66%	by Galliard Developments Ltd
GDL (Creekside) Ltd	GBR	52%	by Galliard Developments Ltd
GDL (Kilmorie) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Luton) Developments Ltd	GBR	90%	by Galliard Developments Ltd
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Sub 2) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Sub 3) Limited	GBR	100%	by Galliard Developments Ltd
GDL (TCRW) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
Gems Rights LLC	DE	100%	by A24 Films LLC
Generate Entertainment, LLC	DE	100%	by dcp LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
G-Form, LLC	RI	23.5%	by Wanamaker Portfolio Trust, LLC
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
Gizer Inc.	DE	26.23%	by Eldridge Gizer Funding LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Room Escape, LLC	CO	100%	by 13FEG Ops, LLC
Greedy Hippo LLC	DE	100%	by A24 Films LLC
GS BTS Limited	GBR	100%	by Fulwell 73 UK Limited
GS TV Productions Ltd	GBR	50%	by Fulwell 73 UK Limited
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC

Name	Jurisdiction	Percent of Voting Securities Owned
H of A Production Limited	GBR	100%	by Fulwell 73 Limited
Halfnelson Films UK Limited	GBR	100%	by MRC II Holdings, LP
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Haworth Limited	JEY	100%	by Dynamo PW S.a.r.l.
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EPH Holdings, LLC
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Hollyleaf Holdings LLC	DE	100%	by Media Capital Holdings, LLC
Hollywood Awards LLC	CA	100%	by dick clark productions, LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
Hotdog Hands LLC	DE	100%	by A24 Films LLC
House of Torment LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Hungry City, Limited	New Zealand	100%	by Hungry City, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hyphen Hyphen LLC	DE	100%	by A24 Films LLC
Ibiza 87 Limited	GBR	100%	by Fulwell 73 Limited
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Jampurchaseco Limited	GBR	100%	by Cain International LP
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
Jefferson Square, LLC	DE	100%	by Dayton Funding, LLC
Jessica House Developments Ltd	GBR	95%	by Galliard Developments Ltd
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Jubilee Scripted Limited	GBR	100%	by Fulwell 73 UK Limited
Juno Albatros, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno CB 1, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Corn, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno EURO, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Holdings Lux 2 S.a.r.l	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux I S.a.r.l	LUX	95%	by CIEF1 UK Holdings Limited
Juno Holdings Spain 1, S.L.U.	Spain	100%	by Juno Holdings Lux 2 S.a.r.l
Juno Mini, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Munt, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Plan, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Keshet/dcp LLC	DE	50%	by dcp LLC
KitchenTek Holdings LLC	DE	50%	by Lifestyle Products Group LLC
KitchenTek LLC	DE	100%	by KitchenTek Holdings LLC
KitchenTek Operating LLC	DE	100%	by KitchenTek Holdings LLC
Kitewood (Creekside) Limited	GBR	75%	by GDL (Creekside) Limited
KMA Gems LLC	DE	100%	by A24 Films LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Krakow Office Park B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
KWCI GP	Ireland	50%	by Cain International Equity Fund 1 GP Limited
KWCI LP	NJ	50%	by CI CB3 Subfund
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
LB 1291 First Avenue, LLC	DE	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Aventura, LLC	NY	100%	by Little Beet, LLC
LB Boca Raton, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB City Vista, LLC	DE	100%	by Little Beet, LLC
LB Coconut Grove, LLC	DE	100%	by Little Beet, LLC
LB DC 1212, LLC	NY	100%	by Little Beet, LLC
LB Hanover Square, LLC	NY	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Penn, LLC	NY	100%	by Little Beet, LLC
LB Pentagon City, LLC	DE	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Rosslyn, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LB Westport, LLC	DE	100%	by Little Beet, LLC
LBMISF LLC	DE	100%	by A24 Films LLC
LBT Chevy Chase, LLC	NY	100%	by LBT Chicago, LLC
LBT Chicago, LLC	NY	100%	by Little Beet Table, LLC
LBT Greenwich, LLC	NY	100%	by LBT Chicago, LLC
Leadoff Investments, LLC	DE	100%	by SBT Investors, LLC
Lebanon 3998, LLC	KS	100%	by Security Benefit Corporation
Life.io Holdco, LLC	DE	100%	by Life.io Holdings, LLC
Life.io Holdings, LLC	DE	100%	by se2 Holdings, LLC
Life.io, LLC	DE	1%	by Life.io Holdings, LLC
Life.io, LLC	DE	100%	by Lifo.io Holdco, LLC
Lifestyle Products Group LLC	DE	100%	by Direct Holdings Global LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98%	by Aurify Brands Holdings, LLC
LME1 Limited	GBR	100%	by Competitive Socialising Limited
Louisiana DCP Productions, LLC	LA	100%	by dick clark productions, LLC
Love Retro LLC	DE	100%	by Lifestyle Products Group LLC
LSB Chemical L.L.C.	OK	100%	by LSB Industries, Inc.
LSB Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
LSB Industries, Inc.	DE	10%	by LSB Funding LLC
LU The Film Limited	GBR	50%	by Fulwell 73 Limited
MAG Finance, LLC	KS	100%	by Security Benefit Corporation
Make Hay LLC	DE	100%	by A24 Films LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Malt Shop Cruise 15, LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 16 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 17 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 18 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 19 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 20 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise III, LLC	DE	100%	by StarVista Live LLC
MAOdcp LLC	DE	50%	by dick clark productions, LLC
Maranon Capital Ultimate General Partner LLC	DE	50%	by Eldridge Maranon Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Maranon Capital, L.P.	DE	60.51%	by Eldridge Maranon Holdings, LLC
Maranon Centre Street Executive Fund LP	DE	99%	by Maranon Capital, L.P.
Maranon Centre Street General Partner, LP	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Centre Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre Street SPV LLC	DE	100%	by Maranon Centre Street Partnership LP
Maranon Loan Funding 2018-1, Ltd	CYM	0%	Mgmt. by Maranon Management LLC
Maranon Loan Funding 2019-1, Ltd	CYM	0%	Mgmt. by Maranon Capital, L.P.
Maranon Management LLC	DE	100%	by Maranon Capital, L.P.
Maranon Mezzanine Executive Funding, LP	DE	0%	Mgmt. by Maranon Mezzanine GP, LP
Maranon Mezzanine Fund II, LP	DE	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Mezzanine Fund III-A, LP	DE	0%	Mgmt. by Maranon Mezzanine GP III-A, LP
Maranon Mezzanine Fund, LP	DE	0%	Mgmt. by Maranon Mezzanine GP, LP
Maranon Mezzanine GP II, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine GP III-A, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine Offshore Fund II, LP	CYM	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Senior Credit Fund II-A, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund II-B, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund IX DB, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX, LLC	DE	0%	Mgmt. by Maranon Senior Credit Fund IX GP, L.P.
Maranon Senior Credit Fund IX, LLC	DE	100%	by Maranon Senior Credit Fund IX DB, L.P.
Maranon Senior Credit Fund V-Onshore SPV LLC	DE	100%	by Maranon Senior Credit Strategies Fund V-Levered, LP
Maranon Senior Credit GP II, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maranon Senior Credit Opportunities Fund SPV GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Opportunities Fund SPV, LLC	DE	100%	by Maranon Senior Credit Opportunities Fund SPV, LP
Maranon Senior Credit Opportunities Fund SPV, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Strategies Fund V‑Levered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund V‑Unlevered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies GP V, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Rated Fund I LLC	DE	0%	Mgmt. by Maranon Capital, L.P.
Maranon Services Corp.	DE	100%	by Maranon Capital, L.P.
Maranon Services, LLC	DE	99.9%	by Maranon Capital, L.P.
Maslow’s Group LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Maslow’s UK Services Ltd	GBR	100%	by 37-41 Mortimer Street LLP
Mason Portfolio Trust, LLC	DE	100%	by EPH, LLC
Massive Noise Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by EPH, LLC
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
MB The Film Limited	GBR	100%	by Fulwell 73 UK Limited
McGlue LLC	DE	100%	by A24 Films LLC
Media Capital Holdings, LLC	DE	100%	by Valence Media Group, LLC
Media Rights Capital II, L.P.	DE	100%	by Original Narrative Library, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
Melt Shop Enterprises LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96%	by Aurify Brands Holdings, LLC
Mercer Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Microphone Holdings, LLC	DE	80%	by Putnam Asset Holdings, LLC
Microphone Services Holdings, LLC	DE	100%	by Microphone Holdings, LLC
Microphone Services, LLC	DE	1%	by Microphone Services Holdings, LLC
Microphone Services, LLC	DE	99%	by Microphone Holdings, LLC
Microphone, LLC	DE	100%	by Microphone Holdings, LLC
Midsommar LLC	DE	100%	by A24 Films LLC
Mill Link Developments Limited	GBR	100%	by Galliard Developments Ltd
Minari LLC	DE	100%	by A24 Films LLC
Minari Rights LLC	DE	100%	by A24 Films LLC
Ministry of a Frozen World LLC	DE	100%	by A24 Films LLC
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by A24 Films LLC
Mirror Media IP Holdings, LLC	DE	100%	by Valence Media, LLC
Mirrors and Windows Films Inc.	CAN	100%	by A24 Films LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EPH Holdings, LLC
Moon Base LLC	DE	100%	by A24 Films LLC
Mosaic Media Investment Partners, LLC	DE	52.4%	by dcp TL Funding LLC
Mosaic Media Investment Partners, LLC	DE	47.6%	by dcp LLC
Motown The Film Limited	GBR	100%	by Fulwell 73 UK Limited
MRC Data, LLC	DE	100%	by Mirror Media IP Holdings, LLC
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, L.P.
MRC II Finance Company, L.P.	DE	99.9%	by Media Rights Capital II, L.P.
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, L.P.
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, L.P.
MRC Media Entertainment Group LLC	DE	100%	by MRC Media LLC
MRC Media Holdings LLC	DE	100%	by Mirror Media IP Holdings, LLC
MRC Media LLC	DE	100%	by MRC Media Holdings LLC
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MS 111 Fulton, LLC	NY	100%	by Melt Shop, LLC
MS 135 Fourth Avenue, LLC	NY	100%	by Melt Shop, LLC
MS Ameream, LLC	NY	100%	by Melt Shop, LLC
MS Boca Raton, LLC	NY	100%	by Melt Shop, LLC
MS Enterprises International, LLC	NY	100%	by Melt Shop, LLC
MS Marketing Fund, LLC	NY	100%	by Melt Shop, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS MOA, LLC	NY	100%	by Melt Shop, LLC
MS Newport Center, LLC	NY	100%	by Melt Shop, LLC
MS Rockaway, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Sawgrass I, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
MS Woodbury Commons, LLC	NY	100%	by Melt Shop, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
Nashville The Film Limited	GBR	100%	by Fulwell 73 UK Limited
NBT Holdings, LLC	DE	97%	by Venture Brand Management LLC
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
Nightmare Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
Nolensville Invest S.L.	Spain	100%	by Pleasant Invest S.L.
North City Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
North Woolwich Road Developments Limited	GBR	30%	by Galliard Developments Ltd
Note Funding 1892, LLC	KS	100%	by Dayton Funding, LLC
Note Funding 1892-2, LLC	KS	100%	by EPH, LLC
NPC Holdings, Inc.	DE	99.44%	by NPC Restaurant Holdings II LLC
NPC International Holdings, LLC	DE	100%	by NPC Holdings, Inc.
NPC International, Inc.	DE	100%	by NPC Restaurant Holdings, LLC
NPC Operating Company B, Inc.	DE	100%	by NPC International, Inc.
NPC QB LLC	DE	100%	by NPC International, Inc.
NPC Quality Burgers, Inc.	DE	100%	by NPC International, Inc.
NPC RE Holdings LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings I LLC	DE	49.99%	by Eldridge NPC Holdings LLC
NPC Restaurant Holdings II LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings, LLC	DE	100%	by NPC International Holdings, LLC
NZC Capital LLC	DE	80.5%	by Todd L. Boehly, Individual
Oaktree Entertainment, LLC	DE	100%	by MRC II Holdings, LP
Oasis BH Holdings LLC	DE	48.2%	by CI BH Holdings LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH Holdings LLC
On The Rocks LLC	DE	100%	by A24 Films LLC
One Sky Flight Holdings, LLC	DE	100%	by Epic Aero, Inc.
One Sky Flight, LLC	DE	100%	by One Sky Flight Holdings, LLC
Oneida Portfolio Trust, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Operation Mongoose LLC	DE	50%	by A24 Films LLC
Orchard Wharf Developments Ltd	GBR	50%	by Galliard Developments Ltd

Name	Jurisdiction	Percent of Voting Securities Owned
Original Narrative Library, LLC	DE	100%	by Valence Media, LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Palio Funding 2, Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
Pallazzo Funding LLC	DE	97.5%	by SCF Aviation Capital LLC
Palmer Portfolio Trust, LLC	DE	100%	by EPH, LLC
PayActiv, Inc.	DE	13.12%	by Eldridge PayActiv Holdings LLC
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PD Holdings LLC	DE	100%	by Dayton Funding, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pink Freud LLC	DE	100%	by A24 Films LLC
Pixion Games Limited	UK	11.62%	by Eldridge Pixion Funding LLC
Pleasant Invest S.L.	Spain	100%	by Davisville Holdings S.a r.l
Post Its LLC	DE	100%	by A24 Films LLC
Post Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Security Benefit Corporation
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
PrivateFly, LLC	DE	100%	by PrivateFly Limited
Pryor Chemical Company	OK	100%	by LSB Chemical L.L.C.
Public House Productions LLC	DE	100%	by A24 Films LLC
Pumpkin Fest Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EPH, LLC
PZO JV B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
Queens LLC	DE	100%	by A24 Films LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding, LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP
Ramy Rights LLC	DE	100%	by A24 Films LLC
Ravenwood Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Renegade Brands USA, INC.	DE	20%	by Canon Portfolio Trust, LLC
Reserving Rights LLC	DE	100%	by A24 Films LLC
Ridge Media Holdings, LLC	DE	78.52%	by Eldridge Industries, LLC
Ridge Media Holdings, LLC	DE	21.48%	by Arch Portfolio Trust, LLC
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Rock and Romance Cruise 17 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 18 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 19 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 20 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 21 LLC	DE	100%	by StarVista Live LLC
RR The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Ruby Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Ruby Productions LLC	CA	100%	by Ruby Entertainment Inc.
S(WDC) LLC	DC	100%	by Competitive Socializing U.S., Inc.
SA Leasing II, LLC	DE	100%	by SA Leasing, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SA Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
Sager House (Almedia) Limited	GBR	92.5%	by CH Capital A Holdings LLC
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. Corp.
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Sandy Beaches Cruise 21 LLC	DE	100%	by StarVista Live LLC
Sarena Holdings Ltd	GBR	100%	by Galliard Developments Ltd
Sarena House LLP	GBR	50%	by Sarena Holdings Ltd
SBC Civic Center LLC	DE	100%	by Mason Portfolio Trust, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SBT Media Holdings, LLC	DE	100%	by SBT Investors, LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2018 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2019 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2019-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2017-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2017-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2019-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2019-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2018 Limited Partnership	CAN	99%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing Canada 2019 Limited Partnership	CAN	99.9%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Servicing Company LLC	DE	99.9%	by SCF Funding LLC
SE2 Digital Service LLP	India	99.9999%	by se2 Holdings, LLC
SE2 Digital Service LLP	India	0.0001%	by se2, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, LLC	KS	93.2%	by se2 Holdco, LLC
SE2 Information Services Ireland Limited	IRL	100%	by se2 Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, LLC
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by SBL Holdings, LLC
Security Benefit Corporation	KS	99.925%	by Eldridge SBC Holdings LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, LLC
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, LLC
Sensory Impact Group, LLC	DE	73%	by Arch Portfolio Trust, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
SGT VF GP, LLC	DE	100%	by Eldridge Industries, LLC
SGTV Fund, LP	DE	0%	Mgmt. by SGT VF GP, LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Corporation
Short of the Week, LLC	DE	10.3%	by Sugar23, Inc.
SIMCOM Holdings, Inc.	DE	50%	by Volo Sicuro, LLC
SIMCOM International, Inc.	FL	100%	by SIMCOM, Inc.
SIMCOM, Inc.	DE	100%	by SIMCOM Holdings, Inc.
Sirio Acquisition S.r.l.	Italy	100%	by Volare Acquisitions, Limited
Sirio S.p.A.	Italy	80%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
Slushie LLC	DE	100%	by A24 Films LLC
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Soul Train Cruise 16 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 17 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 18 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 19 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 20 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 21 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise III, LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise IV, LLC	DE	100%	by StarVista Live LLC
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Southern Rock Cruise 18 LLC	DE	100%	by StarVista Live LLC
Southern Rock Cruise 19 LLC	DE	100%	by StarVista Live LLC
Southern Rock Cruise 20 LLC	DE	100%	by StarVista Live LLC
Spinmedia LLC	DE	100%	by MRC Media Entertainment Group LLC
Spoon River Investments, LLC	DE	100%	by SBT Investors, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Stanley and Bud LLC	DE	100%	by A24 Films LLC
Starbones Ltd	GBR	80%	by GDL (Chiswick) LLP
StarVista Entertainment LLC	DE	100%	by Direct Holdings Global LLC
StarVista Live LLC	DE	100%	by StarVista Entertainment LLC
StarVista Management LLC	DE	100%	by StarVista Entertainment LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EPH, LLC
Stewart Street Productions, LLC	DE	100%	by dcp LLC
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	80.7%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Strivers LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Studio Momo LLC	DE	100%	by A24 Films LLC
Sugar23, Inc.	DE	15.1%	by Valence Circle Up, LLC
Sunset Screams LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Super, Awesome & Amazing LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Supercluster LLC	DE	50%	by A24 Films LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
Swingers NY LLC	NY	100%	by Competitive Socializing U.S., Inc.
Synergy Sports Technology, LLC	AZ	100%	by Atrium Sports, Inc.
Talk Later LLC	DE	100%	by A24 Films LLC
Terror on the Fox Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
TG Acquisitions Limited	GBR	100%	by South Audley Street LLP
The Allbright Group LA, LLC	CA	100%	by The Allbright Group US, LLC
The Allbright Group Limited	GBR	0%	Board rights held by CH Capital A Holdings LLC
The Allbright Group US, LLC	DE	100%	by The Allbright Group Limited
The Hollywood Reporter, LLC	DE	100%	by MRC Media LLC
The Humans Rights LLC	DE	100%	by A24 Films LLC
The Lovers LLC	DE	100%	by A24 Films LLC
The St. James FCVA LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Lacrosse LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Sports & Wellness Lincolnshire LLC	DE	100%	by Cain International LP
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch LLP	GBR	0%	Board rights held by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Thirteenth Floor Entertainment Group, LLC	DE	50%	by Sensory Impact Group, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
TLB-GBM, LLC	DE	100%	by Todd L. Boehly, Individual
Toil and Trouble Productions LLC	DE	100%	by A24 Films LLC
Toil and Trouble Rights LLC	DE	100%	by A24 Films LLC
Topeka Grand Hotels, LLC	DE	37%	by Security Benefit Life Insurance Company
Trigger Investco, LLC	DE	100%	by Putnam Asset Holdings, LLC
Trigger Media Group, LLC	DE	100%	by Trigger Investco, LLC
Trinity Stuart Development LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Holding, LLC	DE	85%	by CI Boston Holdings LLC
Triple8, LLC	KS	100%	by Security Benefit Corporation
Trison Construction, Inc.	OK	100%	by LSB Chemical L.L.C.
Truebill, Inc.	DE	17.14%	by Eldridge Truebill Funding, LLC
TS Hotel Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Pied-a-Terre Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Residences Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Retail Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TSJ Lincolnshire Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Tysons Galleria Property LLC	VA	0%	Mgmt. by The St. James Sports and Wellness Complex LLC
Tumbleweed Funding LLC	KS	100%	by Dayton Funding, LLC
Tuvoli, LLC	DE	100%	by Epic Aero, Inc.
UB The Film Limited	GBR	100%	by Fulwell 73 Limited
Ultimate Disco Cruise 19 LLC	DE	100%	by StarVista Live LLC
Ultimate Disco Cruise 20 LLC	DE	100%	by StarVista Live LLC
Ultimate Disco Cruise 21 LLC	DE	100%	by StarVista Live LLC
Ultralight Beam LLC	DE	100%	by A24 Films LLC
University Club Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
Valence A24, LLC	DE	100%	by Media Capital Holdings, LLC
Valence APM, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Circle Up, LLC	DE	100%	by Valence Media Group, LLC
Valence FW73, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Media Group, LLC	DE	99%	by Valence Media Partners, LLC
Valence Media Holdings, LLC	DE	100%	by Valence Media Group, LLC
Valence Media Partners, LLC	DE	38.31%	by Ridge Media Holdings, LLC
Valence Media Partners, LLC	DE	4.64%	by Mason Portfolio Trust, LLC
Valence Media Partners, LLC	DE	22.5%	by SBT Media Holdings, LLC
Valence Media, LLC	DE	100%	by Valence Media Holdings, LLC
Valence Zig Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Venture Brand Management LLC	DE	100%	by Sugar23, Inc.
Vim & Victor LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Volare Acquisitions, Limited	IRL	49%	by Flexjet Limited
Volo Sicuro, LLC	DE	5.93%	by Epic Aero, Inc.
Volo Sicuro, LLC	DE	19.77%	by Eldridge VS, LLC
Wanamaker Portfolio Trust, LLC	KS	100%	by EPH, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50%	by CHE 830 Brickell LLC
Watson Brickell Development Pledgor, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
WBC, LLC	DE	100%	by MRC II Holdings, LP
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50%	by Galliard Developments Ltd
WFC-FT18 LLC	LA	100%	by Lifestyle Products Group LLC
Windy Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Yang Rights LLC	DE	100%	by A24 Films LLC
Yekaterina UK Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Variflex Separate Account, Separate Account XV, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account. As depositor of the separate accounts, SBL might be deemed to control them.
Item 27. Number of Contractowners

As of February 29, 2020, there was one contract owner under the Non‑Qualified Contract issued under Variable Annuity Account XI.
Item 28.  Indemnification
The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
The Articles of Incorporation include the following provision:
(a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

(b) Any repeal or modification of the foregoing paragraph by the stock-holders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)(1)	Security Distributors, LLC (“SDL”), an affiliate of SBL, acts as principal underwriter for:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Universal Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account

(a)(2)	SDL acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President and Head of Distribution
	Tom Y. Wang	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	Kurt E. Auleta	Senior Vice President, Sales Operations
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Michael T. Maghini	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Carmen R. Hill	Vice President and Assistant Secretary
	Christopher D. Swickard	Vice President and Secretary
	Donald A. Wiley	Vice President
	Mark J. Carr	Assistant Vice President
	Aaron M. Tallen	Assistant Vice President
	Gregory C. Garhart	AML Compliance Officer
	Susan J. Lacey	Assistant Treasurer
*One Security Benefit Place, Topeka, KS 66636-0001

(c)	1	2	3	4	5
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$587,806.93[1]	N/A	0	N/A

1 Security Benefit Life Insurance Company pays commissions to broker-dealers through SDL.  This is the amount paid to SDL in connection with all contracts sold through the Separate Account.  SDL passes through to the selling broker-dealers all such amounts.

Item 30.   Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.  Management Services
All management contracts are discussed in Part A or Part B.
Item 32.  Undertakings
(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

(b)
Registrant undertakes that it will 1) include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information and 2) include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April, 2020.

Security Benefit Life Insurance Company (The Depositor) SBL Variable Annuity Account XI (The Registrant)
By:	*
Michael P. Kiley Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following person in the capacity indicated on April 27, 2020.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John P. Wohletz, Vice President and Chief Accounting Officer
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director
By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary, Director
By	*
Joseph Wittrock, Senior Vice President and Director
By:	*
Douglas G. Wolff, President and Director
*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel